                                                     Registration No. 2-89905-01

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                   [ ]

                         Pre-Effective Amendment No.           [ ]
                                                    ---

                      Post-Effective Amendment No. 26          [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940               [ ]

                             Amendment No.                     [ ]
                                          ----

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

   720 East Wisconsin Avenue, Milwaukee, Wisconsin                       53202
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code 414-271-1444

         ROBERT J. BERDAN, Vice President, General Counsel and Secretary
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [ ] on (DATE) pursuant to paragraph (b) of Rule 485

     [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (DATE) pursuant to paragraph (a)(1) of Rule 485

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Prospectus
                                 April 29, 2005

                         NML Variable Annuity Account C
            Issued by The Northwestern Mutual Life Insurance Company
                       and NML Variable Annuity Account C

                                   ----------

This prospectus describes an unallocated group Annuity Contract to provide retirement annuity benefits for self-employed persons and their eligible employees (the "Contract"). You may choose to invest your Net Purchase Payments on a variable, fixed or combination, tax-deferred basis. For your Net Purchase Payments invested on a variable basis, you may select one or more divisions corresponding with the portfolios/funds listed below:

Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock Portfolio                    Large Cap Core Stock Portfolio
   T. Rowe Price Small Cap Value Portfolio             Capital Guardian Domestic Equity Portfolio
   Aggressive Growth Stock Portfolio                   T. Rowe Price Equity Income Portfolio
   International Growth Portfolio                      Index 500 Stock Portfolio
   Franklin Templeton International Equity Portfolio   Asset Allocation Portfolio
   AllianceBernstein Mid Cap Value Portfolio           Balanced Portfolio
   Index 400 Stock Portfolio                           High Yield Bond Portfolio
   Janus Capital Appreciation Portfolio                Select Bond Portfolio
   Growth Stock Portfolio                              Money Market Portfolio

Fidelity Variable Insurance Products Fund III
Mid Cap Portfolio

Russell Investment Funds
   Multi-Style Equity Fund                      Core Bond Fund
   Aggressive Equity Fund                       Real Estate Securities Fund
   Non-U.S. Fund

Please read carefully this prospectus and the accompanying prospectuses for the corresponding portfolios/funds and keep them for future reference. These prospectuses provide information that you should know before investing in the
                                    Contract.

             The Securities and Exchange Commission has not approved or disapproved the Contract or determined that this prospectus is accurate or complete. It is a criminal offense to state otherwise.

More information about NML Variable Annuity Account C ("Account") is included in a Statement of Additional Information ("SAI"), dated April 29, 2005, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. To receive a copy, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You will find the table of contents for the SAI at the end of this prospectus. Information about the Account (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Account are available on the SEC's internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.


                                                   [LOGO] Northwestern Mutual(R)

CONTENTS OF THIS PROSPECTUS

                                                                            Page
                                                                            ----
INDEX OF SPECIAL TERMS........................................................2
   Penalty Tax on Premature Payments..........................................2
EXPENSE TABLE.................................................................2
ANNUAL FUND OPERATING EXPENSES................................................3
ACCUMULATION UNIT VALUES......................................................7
THE COMPANY..................................................................12
NML VARIABLE ANNUITY ACCOUNT C...............................................12
THE FUNDS....................................................................12
   Northwestern Mutual Series Fund, Inc......................................13
   Fidelity VIP Mid Cap Portfolio............................................15
   Russell Investment Funds..................................................15
THE CONTRACTS................................................................16
   Unallocated Group Annuity Contracts.......................................16
   Purchase Payments Under the Contracts.....................................16
      Amount and Frequency...................................................16
      Application of Purchase Payments.......................................16
   Net Investment Factor.....................................................17
   Benefits Provided Under the Contracts.....................................17
      Surrender or Withdrawal Value..........................................17
      Retirement Benefits....................................................17
   Variable Payment Plans....................................................17
         Description of Payment Plans........................................18
         Amount of Annuity Payments..........................................18
         Assumed Investment Rate.............................................18
         Additional Information..............................................18
         Transfers Between Divisions and Payment Plans.......................18
         Short Term and Excessive Trading....................................19
         Owners of the Contracts.............................................19
         Deferment of Benefit Payments.......................................19
         Dividends...........................................................19
         Substitution and Change.............................................19
         Amendments and Termination..........................................19
         Financial Statements................................................20
FEDERAL INCOME TAXES.........................................................20
      Contribution Limits....................................................20
      Taxation of Contract Benefits..........................................20
      Minimum Distribution Requirement.......................................21
      Taxation of Northwestern Mutual........................................21
DEDUCTIONS...................................................................21
DISTRIBUTION OF THE CONTRACTS................................................22
CONTRACTS ISSUED PRIOR TO JANUARY 1, 1992....................................22

INDEX OF SPECIAL TERMS


This prospectus describes only the Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions. The following special terms used in this prospectus are discussed at the pages indicated.



Term                                                                        Page
----                                                                        ----
ACCUMULATION UNIT............................................................16
ANNUITY (or ANNUITY PAYMENTS)................................................18
NET INVESTMENT FACTOR........................................................17
SURRENDER OR WITHDRAWAL VALUE................................................17
ANNUITANT....................................................................19
OWNER........................................................................19
PAYMENT PLANS................................................................17



Penalty Tax on Premature Payments Premature payment of benefits under an annuity contract may cause a penalty tax to be incurred. (See "Taxation of Contract Benefits.")


--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Account divisions. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual fund operating expenses which are shown in the table on the following page.

EXPENSE TABLE


Front-Load Contract
Transaction Expenses for Contractowners
Maximum Sales Load (as a percentage of purchase payments)...................4.5%
Installation Fee............................................................None


Annual Expenses of the Account
(as a percentage of assets)
Current Mortality and Expense Risk Fees*...................................0.65%
Maximum Mortality and Expense Risk Fees*...................................1.00%
Other Expenses.............................................................None
Total Current Separate Account Annual Expenses*............................0.65%
Total Maximum Separate Account Annual Expenses*............................1.00%

--------------------------------------------------------------------------------


Simplified-Load Contract
Transaction Expenses for Contractowners
Maximum Sales Load (as a percentage of purchase payments)...................None
Installation Fee............................................................$750


Annual Expenses of the Account
(as a percentage of assets)
Current Mortality and Expense Risk Fees*...................................1.25%
Maximum Mortality and Expense Risk Fees*...................................1.50%
Other Expenses..............................................................None
Total Current Separate Account Annual Expenses*............................1.25%
Total Maximum Separate Account Annual Expenses*............................1.50%


*We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to waive the mortality and expense risk fees to a maximum annual rate of 1.00% for the Front-Load Contract and 1.50% for the Simplified-Load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. See "Amendments and Termination."

ANNUAL FUND OPERATING EXPENSES

The table below shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses of the Portfolios or Funds offered through Northwestern Mutual Series Fund, Inc., Fidelity Variable Products Fund III and Russell Investment Funds that are available for investment under the Contract. The range shown in this table does not reflect fee waivers or expense limits and reimbursements. The information is based on operations for the year ended December 31, 2004. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

--------------------------------------------------------------------------------
              Fund Company                  Total Annual Fund Operating Expenses
                                            ------------------------------------
                                                      Minimum   Maximum
--------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.                  0.20%     0.98%
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products
   Fund III                                                %         %
                                                       ----      ----
--------------------------------------------------------------------------------
Russell Investment Funds                               0.73%     1.28%
--------------------------------------------------------------------------------

The following table shows total annual operating expenses of each Fund or Portfolio available for investment under the Contract. Fund operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2004, except as otherwise set forth in the notes to the table.

                                                                                                  Total Net Operating
                                                                                                  Expenses (Including
                                                Investment                             Total     Contractual Waivers,
                                                 Advisory      Other                 Operating      Limitations and
Portfolio or Fund                                  Fees      Expenses   12b-1 Fees    Expenses      Reimbursements)
-----------------                               ----------   --------   ----------   ---------   --------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio ............      0.56%       0.01%        --         0.57%             0.57%
T. Rowe Price Small Cap Value
   Portfolio/(a)/ ...........................      0.85%       0.03%        --         0.88%             0.88%
Aggressive Growth Stock Portfolio ...........      0.52%       0.00%        --         0.52%             0.52%
International Growth Portfolio/(b)/ .........      0.75%       0.23%        --         0.98%             0.98%
Franklin Templeton International
   Equity Portfolio .........................      0.66%       0.06%        --         0.72%             0.72%
AllianceBernstein Mid Cap Value
   Portfolio/(c)/ ...........................      0.85%       0.04%        --         0.89%             0.89%
Index 400 Stock Portfolio ...................      0.25%       0.01%        --         0.26%             0.26%
Janus Capital Appreciation Portfolio/(d)/ ...      0.80%       0.04%        --         0.84%             0.84%
Growth Stock Portfolio ......................      0.42%       0.01%        --         0.43%             0.43%
Large Cap Core Stock Portfolio ..............      0.43%       0.01%        --         0.44%             0.44%
Capital Guardian Domestic Equity
   Portfolio/(e)/ ...........................      0.61%       0.01%        --         0.62%             0.62%
T. Rowe Price Equity Income
   Portfolio/(f)/ ...........................      0.65%       0.04%        --         0.69%             0.69%
Index 500 Stock Portfolio ...................      0.20%       0.00%        --         0.20%             0.20%
Asset Allocation Portfolio/(g)/ .............      0.56%       0.08%        --         0.64%             0.64%
Balanced Portfolio ..........................      0.30%       0.00%        --         0.30%             0.30%
High Yield Bond Portfolio ...................      0.47%       0.02%        --         0.50%             0.50%
Select Bond Portfolio .......................      0.30%       0.00%        --         0.30%             0.30%
Money Market Portfolio/(h)/ .................      0.30%       0.00%        --         0.30%             0.30%
Fidelity VIP Mid Cap Portfolio/(j)/ .........          %           %          %            %                 %
                                                   ----        ----       ----         ----              ----
Russell Investment Funds
Multi-Style Equity Fund/(k)/ ................      0.78%       0.10%        --         0.88%             0.87%
Aggressive Equity Fund/(l)/ .................      0.95%       0.22%        --         1.17%             1.05%
Non-U.S. Fund/(m)/ ..........................      0.95%       0.33%        --         1.28%             1.15%
Core Bond Fund/(n)/ .........................      0.60%       0.13%        --         0.73%             0.70%
Real Estate Securities Fund/(o)/ ............      0.85%       0.07%        --         0.92%             0.92%

/(a)/ T. Rowe Price Small Cap Value Portfolio Northwestern Mutual Series Fund's advisor, Mason Street Advisors, LLC ("MSA"), has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis.

/(b)/ International Growth Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.10% of the average daily net assets on an annual basis.

/(c)/ AllianceBernstein Mid Cap Value Portfolio MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis.

/(d)/ Janus Capital Appreciation Portfolio MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.80% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.90% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.90% of the average daily net assets on an annual basis.

/(e)/ Capital Guardian Domestic Equity Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.61% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.

/(f)/ T. Rowe Price Equity Income Portfolio MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.

/(g)/ Asset Allocation Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.56% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis.

/(h)/ Money Market Portfolio MSA voluntarily waived its management fee for the period from December 2, 2002 through December 31, 2004. Without this waiver, operating expenses would have been higher. This waiver ended on December 31, 2004. Total Net Operating Expenses have been restated in the table for the year ended December 31, 2004, to reflect expenses without the fee waiver.

/(j)/ Fidelity VIP Mid Cap Portfolio Effective February 1, 2005 the Portfolio's advisor, Fidelity Management & Research Company ("FMR"), has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of average net assets, exceeds 1.10%. This arrangement may be discontinued by FMR at any time.

/(k)/ Multi-Style Equity Fund The Fund's Manager, Frank Russell Investment Management Company (FRIMCo) has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.87% of the average daily net assets on an annual basis.

/(l)/ Aggressive Equity Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.05% of the average daily net assets on an annual basis.

/(m)/ Non-U.S. Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.15% of the average daily net assets on an annual basis.

/(n)/ Core Bond Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.70% of the average daily net assets on an annual basis.

/(o)/ Real Estate Securities Fund FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.10% of the average daily net assets on an annual basis.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses, and fees and expenses for the Portfolios of Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and Russell Investment Funds (the "Portfolios and Funds"). The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and reflect Total Operating Expenses for the individual Portfolios and Funds as shown under "Annual Fund Operating Expenses." Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:



Example

Front-Load Contract - The plan would pay the following expenses on each $10,000 investment, assuming 5% annual return:

                                             1 Year   3 Years   5 Years   10 Years
                                             ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                     $569     $  820    $1,090    $1,861
   T. Rowe Price Small Cap Value              $599     $  912    $1,247    $2,191
   Aggressive Growth Stock                    $564     $  805    $1,065    $1,806
   International Growth                       $608     $  941    $1,297    $2,296
   Franklin Templeton International Equity    $583     $  864    $1,166    $2,022
   AllianceBernstein Mid Cap Value            $600     $  915    $1,252    $2,202
   Index 400 Stock                            $539     $  727    $  931    $1,519
   Janus Capital Appreciation                 $595     $  900    $1,227    $2,149
   Growth Stock                               $555     $  778    $1,019    $1,708
   Large Cap Core Stock                       $556     $  781    $1,024    $1,719
   Capital Guardian Domestic Equity           $574     $  835    $1,116    $1,915
   T. Rowe Price Equity Income                $580     $  855    $1,151    $1,990
   Index 500 Stock                            $533     $  709    $  900    $1,452
   Asset Allocation                           $575     $  841    $1,126    $1,936
   Balanced                                   $543     $  739    $  952    $1,564
   High Yield Bond                            $562     $  799    $1,054    $1,785
   Select Bond                                $543     $  739    $  952    $1,564
   Money Market                               $543     $  739    $  952    $1,564
Fidelity VIP Mid Cap Portfolio                $        $         $         $
                                               ---        ---     -----     -----
Russell Investment Funds
   Multi-Style Equity                         $598     $  910    $1,245    $2,190
   Aggressive Equity                          $615     $  981    $1,376    $2,476
   Non-U.S.                                   $625     $1,012    $1,428    $2,586
   Core Bond                                  $581     $  863    $1,167    $2,029
   Real Estate Securities                     $603     $  923    $1,267    $2,233

Simplified Load Contract - The plan would pay the following expenses on each $10,000 investment, assuming 5% annual return:

                                        1 Year   3 Years   5 Years   10 Years
                                        ------   -------   -------   --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                $196      $583     $  995    $2,146
   T. Rowe Price Small Cap Value         $227      $677     $1,154    $2,470
   Aggressive Growth Stock               $191      $568     $  969    $2,093
   International Growth                  $237      $708     $1,205    $2,573
   Franklin Templeton International      $211      $629     $1,072    $2,304
      Equity
   AllianceBernstein Mid Cap Value       $228      $680     $1,159    $2,481
   Index 400 Stock                       $165      $488     $  834    $1,811
   Janus Capital Appreciation            $223      $665     $1,134    $2,429
   Growth Stock                          $182      $540     $  923    $1,996
   Large Cap Core Stock                  $183      $543     $  928    $2,007
   Capital Guardian Domestic Equity      $201      $598     $1,021    $2,199
   T. Rowe Price Equity Income           $208      $620     $1,057    $2,273
   Index 500 Stock                       $159      $469     $  802    $1,744
   Asset Allocation                      $203      $604     $1,031    $2,220
   Balanced                              $169      $500     $  855    $1,855
   High Yield Bond                       $189      $562     $  959    $2,071
   Select Bond                           $169      $500     $  855    $1,855
   Money Market                          $169      $500     $  855    $1,855
Fidelity VIP Mid Cap Portfolio           $         $        $         $
                                          ---       ---      -----     -----
Russell Investment Funds
   Multi-Style Equity                    $226      $676     $1,153    $2,469
   Aggressive Equity                     $244      $749     $1,284    $2,749
   Non-U.S.                              $254      $780     $1,338    $2,857
   Core Bond                             $209      $628     $1,073    $2,311
   Real Estate Securities                $231      $689     $1,174    $2,512


Note: The purchase payments for either a Front-Load Contract or a Simplified-Load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the Simplified-Load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a Front-Load Contract or a Simplified-Load Contract of this minimum size.


The purpose of the table above is to assist you in understanding the expenses paid by the Account and the Portfolios and Funds borne by investors in the Contracts. The sales load for a front-load Contract depends on the amount of cumulative purchase payments. For both Contracts an annual administration fee of $150 applies if the Contract value is less than $25,000 on the Contract anniversary. The table does not include any expenses for premium taxes. We currently make no charges for premium taxes. See "Deductions" for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2004 operations for the Portfolios and the Funds. Expenses for each of the Russell Investment Funds, other than the Real Estate Securities Fund, reflect fee waivers and expense reimbursements that the Fund's adviser has contractually agreed to make for the year 2005. These may be changed in future years without notice. The expenses shown in the table reflect an assumption that the fee waivers and expense reimbursements will continue for the periods shown. Absent the fee waivers and expense reimbursements the expenses would be higher. Expenses for the Money Market Portfolio have been restated to reflect expenses without a fee waiver which terminated on December 31, 2004.


The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

ACCUMULATION UNIT VALUES
Contracts Issued After December 31, 1991


Northwestern Mutual Series Fund, Inc.

                                                              December 31
                                    --------------------------------------------------------------
                                       2004         2003         2002         2001         2000
                                    ----------   ----------   ----------   ----------   ----------
Small Cap Growth Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    2.375   $    2.013   $    1.522   $    1.878   $    1.965
      Number of Units Outstanding      129,562      180,958      196,887      267,151      326,150
   Simplified Load Version/(c)/
      Accumulation Unit Value       $    2.296   $    1.957   $    1.489   $    1.848   $    1.945
   Number of Units Outstanding         546,475      846,804      752,922    1,067,072    1,197,387

T. Rowe Price Small Cap Value
   Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.582   $    1.278   $     .952   $    1.015           --
      Number of Units Outstanding      181,718      154,573      107,346        6,843           --
   Simplified Load Version/(b)/
      Accumulation Unit Value       $    1.550   $    1.260   $     .944   $    1.012           --
      Number of Units Outstanding      485,404      427,709      319,123      140,648           --

Aggressive Growth Stock Division
   Front Load Version
      Accumulation Unit Value       $    3.318   $    2.924   $    2.360   $    3.013   $    3.785
      Number of Units Outstanding      713,073      784,337      971,915    1,500,880    2,114,652
   Simplified Load Version
      Accumulation Unit Value       $    4.871   $    4.319   $    3.507   $    4.504   $    5.692
      Number of Units Outstanding    1,159,746    1,741,788    2,894,768    5,014,536    6,384,710
International Growth Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.313   $    1.087   $     .787   $     .904           --
      Number of Units Outstanding      119,051       26,435        6,864           --           --
   Simplified Load Version/(b)/
      Accumulation Unit Value       $    1.286   $    1.071   $     .780   $     .901           --
      Number of Units Outstanding      143,987       92,224       50,699       24,665           --

Franklin Templeton International
   Equity Division
   Front Load Version
      Accumulation Unit Value       $    2.734   $    2.306   $    1.653   $    2.014   $    2.357
      Number of Units Outstanding      503,609      501,464      533,156    1,089,643    1,653,777
   Simplified Load Version
      Accumulation Unit Value       $    2.550   $    2.163   $    1.560   $    1.912   $    2.251
      Number of Units Outstanding    1,293,726    1,711,888    2,177,641    3,669,875    4,672,038

AllianceBernstein Mid Cap Value
   Division
      Front Load Version/(a)/
      Accumulation Unit Value       $    1.563   $    1.326           --           --           --
      Number of Units Outstanding      172,144      161,167           --           --           --
   Simplified Load Version/(a)/
      Accumulation Unit Value       $    1.548   $    1.321           --           --           --
      Number of Units Outstanding       71,832       10,599           --           --           --

                                                              December 31
                                    --------------------------------------------------------------
                                       1999         1998         1997         1996         1995
                                    ----------   ----------   ----------   ----------   ----------
Small Cap Growth Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.853           --           --           --           --
      Number of Units Outstanding       73,643           --           --           --           --
   Simplified Load Version/(c)/
      Accumulation Unit Value       $    1.846           --           --           --           --
   Number of Units Outstanding         360,069           --           --           --           --

T. Rowe Price Small Cap Value
   Division
   Front Load Version/(b)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --
   Simplified Load Version/(b)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --

Aggressive Growth Stock Division
   Front Load Version
      Accumulation Unit Value       $    3.588   $    2.512   $    2.350   $    2.078   $    1.777
      Number of Units Outstanding    2,776,961    2,921,309    3,169,006    3,197,341    2,242,402
   Simplified Load Version
      Accumulation Unit Value       $    5.428   $    3.822   $    3.598   $    3.200   $    2.753
      Number of Units Outstanding    6,707,103    8,671,088    8,989,193    7,872,553    5,316,689
International Growth Division
   Front Load Version/(b)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --
   Simplified Load Version/(b)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --

Franklin Templeton International
   Equity Division
   Front Load Version
      Accumulation Unit Value       $    2.391   $    1.958   $    1.881   $    1.686   $    1.402
      Number of Units Outstanding    2,301,771    2,807,888    3,021,349    2,709,249    2,009,228
   Simplified Load Version
      Accumulation Unit Value       $    2.298   $    1.893   $    1.829   $    1.649   $    1.380
      Number of Units Outstanding    5,480,221    6,652,248    7,247,144    5,703,032    3,972,573

AllianceBernstein Mid Cap Value
   Division
      Front Load Version/(a)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --
   Simplified Load Version/(a)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.
/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued After December 31, 1991 (Continued)


Northwestern Mutual Series Fund, Inc.

                                                              December 31
                                    --------------------------------------------------------------
                                       2004         2003         2002         2001         2000
                                    ----------   ----------   ----------   ----------   ----------
Index 400 Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.699   $    1.471   $    1.096   $    1.291   $    1.308
      Number of Units Outstanding      242,833      269,730      336,737      301,024      295,347
   Simplified Load Version/(c)/
      Accumulation Unit Value       $    1.642   $    1.430   $    1.072   $    1.271   $    1.295
   Number of Units Outstanding         875,773      945,378      994,007    1,182,483      775,791

Janus Capital Appreciation
   Division
      Front Load Version/(a)/
      Accumulation Unit Value       $    1.419   $    1.194           --           --           --
      Number of Units Outstanding      182,409      167,109           --           --           --
   Simplified Load Version/(a)/
      Accumulation Unit Value       $    1.405   $    1.189           --           --           --
      Number of Units Outstanding      114,911       28,355           --           --           --

Growth Stock Division
   Front Load Version
      Accumulation Unit Value       $    2.535   $    2.392   $    2.024   $    2.574   $    3.020
      Number of Units Outstanding      419,729      411,966      413,788      557,646      814,788
   Simplified Load Version
      Accumulation Unit Value       $    2.378   $    2.258   $    1.922   $    2.458   $    2.902
      Number of Units Outstanding    1,096,533    1,680,980    1,981,939    2,896,593    3,220,718

Large Cap Core Stock Division
   Front Load Version
      Accumulation Unit Value       $    2.093   $    1.948   $    1.580   $    2.215   $    2.417
      Number of Units Outstanding      309,072      350,345      572,493    1,012,918    1,319,721
   Simplified Load Version
      Accumulation Unit Value       $    1.963   $    1.838   $    1.580   $    2.116   $    2.323
      Number of Units Outstanding      938,261    1,558,230    2,469,396    3,691,394    4,329,641

Capital Guardian Domestic
   Equity Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.183   $    1.019   $     .763   $     .975           --
      Number of Units Outstanding      330,668      342,349      152,654       65,910           --
   Simplified Load Version/(b)/
      Accumulation Unit Value       $    1.159   $    1.005   $     .757   $     .973           --
      Number of Units Outstanding    1,017,404      756,546      532,023      118,930           --

T. Rowe Price Equity Income
   Division
      Front Load Version/(a)/
      Accumulation Unit Value       $    1.408   $    1.231           --           --           --
      Number of Units Outstanding       23,101       82,737           --           --           --
   Simplified Load Version/(a)/
      Accumulation Unit Value       $    1.394   $    1.226           --           --           --
      Number of Units Outstanding      161,142       33,719           --           --           --

                                                              December 31
                                    --------------------------------------------------------------
                                       1999         1998         1997         1996         1995
                                    ----------   ----------   ----------   ----------   ----------
Index 400 Stock Division
   Front Load Version/(c)/
      Accumulation Unit Value       $    1.123           --           --           --           --
      Number of Units Outstanding       13,563           --           --           --           --
   Simplified Load Version/(c)/
      Accumulation Unit Value       $    1.119           --           --           --           --
   Number of Units Outstanding         398,635           --           --           --           --

Janus Capital Appreciation
   Division
   Front Load Version/(a)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --
   Simplified Load Version/(a)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --

Growth Stock Division
   Front Load Version
      Accumulation Unit Value       $    3.117   $    2.561   $    2.035   $    1.577   $    1.313
      Number of Units Outstanding      995,796      845,190      710,110      587,482      361,207
   Simplified Load Version
      Accumulation Unit Value       $    3.013   $    2.491   $    1.991   $    1.552   $    1.300
      Number of Units Outstanding    3,646,722    3,373,983    2,159,985    1,742,522      586,644

Large Cap Core Stock Division
   Front Load Version
   Accumulation Unit Value          $    2.615   $    2.449   $    2.002   $    1.550   $    1.300
   Number of Units Outstanding       1,704,699    2,452,149    1,970,478    1,357,354      861,211
   Simplified Load Version
      Accumulation Unit Value       $    2.528   $    2.382   $    1.959   $    1.525   $    1.287
      Number of Units Outstanding    5,912,799    5,876,089    4,547,004    2,769,823    1,733,022

Capital Guardian Domestic
   Equity Division
   Front Load Version/(b)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --
   Simplified Load Version/(b)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --

T. Rowe Price Equity Income
   Division
   Front Load Version/(a)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --
   Simplified Load Version/(a)/
      Accumulation Unit Value               --           --           --           --           --
      Number of Units Outstanding           --           --           --           --           --

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.
/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued After December 31, 1991 (Continued)


Northwestern Mutual Series Fund, Inc.

                                                              December 31
                                    --------------------------------------------------------------
                                       2004         2003         2002         2001         2000
                                    ----------   ----------   ----------   ----------   ----------
   Index 500 Stock Division
   Front Load Version
      Accumulation Unit Value       $    3.396   $    3.088   $    2.420   $    3.126   $    3.570
      Number of Units Outstanding    1,052,555    1,249,807    1,590,204    1,894,641    2,724,196
   Simplified Load Version
      Accumulation Unit Value       $    4.116   $    3.765   $    2.968   $    3.857   $    4.432
      Number of Units Outstanding    2,018,372    2,387,879    3,721,837    6,661,517    8,286,039

Asset Allocation Division
   Front Load Version/(b)/
      Accumulation Unit Value       $    1.140   $    1.043   $     .870   $     .976           --
      Number of Units Outstanding       57,490      136,518       49,074        5,135           --
   Simplified Load Version/(b)/
      Accumulation Unit Value       $    1.117   $    1.028   $     .863   $     .974           --
      Number of Units Outstanding      859,771      613,016    1,295,448       10,584           --

Balanced Division
   Front Load Version
      Accumulation Unit Value       $    2.776   $    2.590   $    2.210   $    2.405   $    2.500
      Number of Units Outstanding    1,519,731    1,571,650    2,482,208    3,593,854    4,447,958
   Simplified Load Version
      Accumulation Unit Value       $    7.990   $    7.499   $    6.435   $    7.047   $    7.368
      Number of Units Outstanding    1,795,832    2,313,421    2,851,167    4,313,580    5,215,778

High Yield Bond Division
   Front Load Version
      Accumulation Unit Value       $    2.155   $    1.924   $    1.500   $    1.555   $    1.490
      Number of Units Outstanding      156,076      176,767      128,545      148,103      166,175
   Simplified Load Version
      Accumulation Unit Value       $    2.022   $    1.815   $    1.424   $    1.485   $    1.432
      Number of Units Outstanding      561,947      628,859      626,041      967,459    1,125,550

Select Bond Division
   Front Load Version
      Accumulation Unit Value       $    2.273   $    2.184   $    2.084   $    1.872   $    1.707
      Number of Units Outstanding      523,858      507,686      518,978      572,892      736,742
   Simplified Load Version
      Accumulation Unit Value       $    9.902   $    9.572   $    9.188   $    8.300   $    7.615
      Number of Units Outstanding      452,984      630,990      717,143      892,114      895,503

Money Market Division
   Front Load Version
      Accumulation Unit Value       $    1.525   $    1.513   $    1.504   $    1.490   $    1.443
      Number of Units Outstanding      511,877      790,404    2,092,096      926,739      640,788
   Back Load Version
      Accumulation Unit Value       $    2.739   $    2.734   $    2.735   $    2.724   $    2.655
      Number of Units Outstanding    1,181,420    1,742,199    2,737,901    4,816,439    3,715,872

                                                              December 31
                                    ---------------------------------------------------------------
                                       1999          1998         1997         1996         1995
                                    ----------   -----------   ----------   ----------   ----------
   Index 500 Stock Division
   Front Load Version
      Accumulation Unit Value       $    3.938   $     3.279   $    2.564   $    1.937   $    1.588
      Number of Units Outstanding    4,131,824     4,231,423    3,966,706    3,880,961    2,399,586
   Simplified Load Version
      Accumulation Unit Value       $    4.919   $     4.119   $    3.240   $    2.463   $    2.032
      Number of Units Outstanding    9,809,484    10,493,642    9,442,314    8,015,553    5,080,179

Asset Allocation Division
   Front Load Version/(b)/
      Accumulation Unit Value               --            --           --           --           --
      Number of Units Outstanding           --            --           --           --           --
   Simplified Load Version/(b)/
      Accumulation Unit Value               --            --           --           --           --
      Number of Units Outstanding           --            --           --           --           --

Balanced Division
   Front Load Version
      Accumulation Unit Value       $    2.520   $     2.281   $    1.931   $    1.600   $    1.419
      Number of Units Outstanding    6,183,051     6,324,558    6,187,478    5,934,240    5,275,308
   Simplified Load Version
      Accumulation Unit Value       $    7.473   $     6.805   $    5.796   $    4.830   $    4.311
      Number of Units Outstanding    6,319,468     7,165,398    6,839,439    5,971,232    4,902,410

High Yield Bond Division
   Front Load Version
      Accumulation Unit Value       $    1.572   $     1.590   $    1.630   $    1.416   $    1.190
      Number of Units Outstanding      409,857       441,272      423,726      275,323       90,184
   Simplified Load Version
      Accumulation Unit Value       $    1.520   $     1.546   $    1.595   $    1.394   $    1.178
      Number of Units Outstanding    1,556,400     1,917,813    1,219,819      626,090      313,810

Select Bond Division
   Front Load Version
      Accumulation Unit Value       $    1.559   $     1.585   $    1.490   $    1.370   $    1.335
      Number of Units Outstanding    2,264,883     2,718,375    2,574,248    2,676,832    1,800,898
   Simplified Load Version
      Accumulation Unit Value       $    6.996   $     7.157   $    6.768   $    6.261   $    6.137
      Number of Units Outstanding    1,068,272     1,231,485    1,034,899      966,414      677,396

Money Market Division
   Front Load Version
      Accumulation Unit Value       $    1.366   $     1.308   $    1.249   $    1.192   $    1.140
      Number of Units Outstanding    1,879,181     1,905,815    1,710,473    2,829,669    2,956,017
   Back Load Version
      Accumulation Unit Value       $    2.529   $     2.436   $    2.340   $    2.246   $    2.161
      Number of Units Outstanding    6,539,184     6,483,460    5,844,682    3,818,067    1,890,645

/(b)/ The initial investment was made on July 31, 2001.

ACCUMULATION UNIT VALUES
Contracts Issued After December 31, 1991 (Continued)


Fidelity VIP Mid Cap Portfolio

                                        December 31
                                    -------------------
                                      2004       2003
                                    --------   --------
Fidelity VIP Mid Cap Division
   Front Load Version/(a)/
      Accumulation Unit Value       $  1.735   $  1.401
      Number of Units Outstanding     18,068    178,585
   Simplified Load Version/(a)/
      Accumulation Unit Value       $  1.717   $  1.395
      Number of Units Outstanding    175,435     90,166

/(a)/ The initial investment was made on May 1, 2003.

Russell Investment Funds

                                                                December 31
                                  -----------------------------------------------------------------------
                                     2004        2003       2002        2001         2000         1999
                                  ----------   --------   --------   ----------   ----------   ----------
Multi-Style Equity Division
Front Load Version/(c)/
   Accumulation Unit Value        $    0.848   $   .778   $   .607   $     .796   $     .934   $    1.071
   Number of Units Outstanding     1,055,284    442,572    415,010      476,113      381,014      297,016
Simplified Load Version/(c)/
   Accumulation Unit Value        $    0.820   $   .756   $   .594   $     .783   $     .925   $    1.067
   Number of Units Outstanding       856,496    716,891    753,322    1,055,871    1,254,417    1,126,401

Aggressive Equity Division
Front Load Version/(c)/
   Accumulation Unit Value        $    1.402   $  1.230   $   .850   $    1.057   $    1.090   $    1.104
   Number of Units Outstanding       148,157    127,132    134,602      173,179      139,940       79,144
Simplified Load Version/(c)/
   Accumulation Unit Value        $    1.355   $  1.196   $   .832   $    1.040   $    1.079        1.100
   Number of Units Outstanding       565,148    621,297    486,635      497,305      444,666      230,607

Non-U.S. Division
Front Load Version/(c)/
   Accumulation Unit Value        $    1.123   $   .955   $   .693   $     .822   $    1.061        1.248
   Number of Units Outstanding       708,720    505,332    171,093      204,848      207,716      151,721
Simplified Load Version/(c)/
   Accumulation Unit Value        $    1.085   $   .929   $   .678   $     .809   $    1.050        1.243
   Number of Units Outstanding       566,259    687,876    572,955      592,423      540,064      297,512

Core Bond Division
Front Load Version/(c)/
   Accumulation Unit Value        $    1.365   $  1.313   $  1.245   $    1.151   $    1.079   $     .987
   Number of Units Outstanding       616,569    388,451    335,742      337,317      259,803      239,265
Simplified Load Version/(c)/
   Accumulation Unit Value        $    1.319   $  1.277   $  1.218   $    1.133   $    1.068   $     .983
   Number of Units Outstanding       417,466    290,408    317,067      357,837      192,428      150,425

Real Estate Securities Division
Front Load Version/(c)/
   Accumulation Unit Value        $    2.356   $  1.758   $  1.290   $    1.251   $    1.167   $     .923
   Number of Units Outstanding       271,346    282,106    192,940      179,970       69,412       36,624
Simplified Load Version/(c)/
   Accumulation Unit Value        $    2.277   $  1.710   $  1.262   $    1.231   $    1.156   $     .920
   Number of Units Outstanding       696,471    607,979    664,333      423,962      263,698       36,814

/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION  UNIT VALUES
Contracts Issued Between April 30, 1984 and December 31, 1991


Northwestern Mutual Series Fund, Inc.

                                                               December 31
                                   -------------------------------------------------------------------
                                       2004          2003          2002          2001          2000
                                   -----------   -----------   -----------   -----------   -----------
Small Cap Growth Stock Division
Accumulation Unit Value /(c)/      $    24.646   $    20.746   $    15.591   $    19.113   $    19.860
Number of Units Outstanding            175,633     1,079,618       991,906       973,886       859,005

T. Rowe Price Small Cap Value
   Division
Accumulation Unit Value /(b)/      $    16.176   $    12.985   $     9.608   $    10.176            --
Number of Units Outstanding             14,044         6,893         5,266         1,494            --

Aggressive Growth Stock Division
Accumulation Unit Value            $    54.747   $    47.933   $    38.441   $    48.753   $    60.845
Number of Units Outstanding          1,379,736     1,443,703     1,538,419     1,743,958     1,855,202

International Growth Division
Accumulation Unit Value /(b)/      $    13.422   $    11.039   $     7.942   $     9.060            --
Number of Units Outstanding              8,451         1,686         1,686         1,695            --

Franklin Templeton International
   Equity Division
Accumulation Unit Value            $    2.950    $     2.472   $     1.760   $     2.131   $     2.477
Number of Units Outstanding         18,695,952    17,397,512    17,429,828    18,588,012    20,581,224

AllianceBernstein Mid Cap Value
   Division
Accumulation Unit Value /(a)/      $    15.801   $    13.316            --            --            --
Number of Units Outstanding                370           100            --            --            --

Index 400 Stock Division
Accumulation Unit Value /(c)/      $    17.625   $    15.159   $    11.228   $    13.138   $    13.225
Number of Units Outstanding          1,466,700     1,229,196     1,164,280     1,136,905       756,727

Janus Capital Appreciation
   Division
Accumulation Unit Value /(a)/      $    14.349   $    11.990            --            --            --
Number of Units Outstanding                 99           100            --            --            --

Growth Stock Division
Accumulation Unit Value            $    27.171   $    25.472   $    21.415   $    27.050   $    31.532
Number of Units Outstanding            804,408       807,600       821,207       902,782       978,007

Large Cap Core Stock Division
Accumulation Unit Value            $    22.430   $    20.738   $    16.717   $    23.282   $    25.244
Number of Units Outstanding            689,706       637,111       551,741       659,955       650,867

Capital Guardian Domestic
   Equity Division
Accumulation Unit Value /(b)/      $    12.099   $    10.354   $     7.703   $     9.781            --
Number of Units Outstanding              8,735        12,164         8,306         3,123            --

T. Rowe Price Equity Income
   Division
Accumulation Unit Value /(a)/      $    14.238   $    12.364            --            --            --
Number of Units Outstanding              2,390           100            --            --            --

Index 500 Stock Division
Accumulation Unit Value            $    50.112   $    45.269   $    35.246   $    45.229   $    51.326
Number of Units Outstanding          1,651,992     1,688,506     1,782,370     2,198,576     2,433,768

Asset Allocation Division
Accumulation Unit Value /(b)/      $    11.660   $    10.598   $     8.786   $     9.790            --
Number of Units Outstanding             42,757        29,369        19,667         3,116            --

Balanced Division
Accumulation Unit Value            $   107.556   $    99.687   $    84.486   $    91.373   $    94.345
Number of Units Outstanding            533,645       557,314       663,996       814,042       872,761

High Yield Bond Division
Accumulation Unit Value            $    23.097   $    20.483   $    15.871   $    16.344   $    15.561
Number of Units Outstanding            224,928       229,901       175,605       176,992       151,658

Select Bond Division
Accumulation Unit Value            $   134.012   $   127.940   $   121.280   $   108.200   $    98.036
Number of Units Outstanding             80,822        87,781        92,149        81,426        59,889

Money Market Division
Accumulation Unit Value            $    35.049   $    34.554   $    34.133   $    33.577   $    32.312
Number of Units Outstanding              2,132         5,951         9,707        13,868        33,652

                                                               December 31
                                   -------------------------------------------------------------------
                                       1999          1998          1997          1996          1995
                                   -----------   -----------   -----------   -----------   -----------
Small Cap Growth Stock Division
Accumulation Unit Value /(c)/      $    18.611            --            --            --            --
Number of Units Outstanding              7,543            --            --            --            --

T. Rowe Price Small Cap Value
   Division
Accumulation Unit Value /(b)/               --            --            --            --            --
Number of Units Outstanding                 --            --            --            --            --

Aggressive Growth Stock Division
Accumulation Unit Value            $    57.304   $    39.854   $    37.055   $    32.543   $    27.649
Number of Units Outstanding          1,627,058     1,801,179     1,935,434     1,944,411     1,397,885

International Growth Division
Accumulation Unit Value /(b)/               --            --            --            --            --
Number of Units Outstanding                 --            --            --            --            --

Franklin Templeton International
   Equity Division
Accumulation Unit Value            $     2.497   $     2.032   $     1.938   $     1.726   $     1.427
Number of Units Outstanding         18,571,580    20,139,790    23,069,550    20,439,570    14,747,734

AllianceBernstein Mid Cap Value
   Division
Accumulation Unit Value /(a)/               --            --            --            --            --
Number of Units Outstanding                 --            --            --            --            --

Index 400 Stock Division
Accumulation Unit Value /(c)/      $    11.283            --            --            --            --
Number of Units Outstanding              1,071            --            --            --            --

Janus Capital Appreciation
   Division
Accumulation Unit Value /(a)/               --            --            --            --            --
Number of Units Outstanding                 --            --            --            --            --

Growth Stock Division
Accumulation Unit Value            $    32.337   $    26.399   $    20.837   $    16.047   $    13.272
Number of Units Outstanding            792,443       651,556       482,897       378,236        63,881

Large Cap Core Stock Division
Accumulation Unit Value            $    27.135   $    25.246   $    20.502   $    15,767   $    13.143
Number of Units Outstanding            798,291       801,964       711,558       424,144       117,004

Capital Guardian Domestic
   Equity Division
Accumulation Unit Value /(b)/               --            --            --            --            --
Number of Units Outstanding                 --            --            --            --            --

T. Rowe Price Equity Income
   Division
Accumulation Unit Value /(a)/               --            --            --            --            --
Number of Units Outstanding                 --            --            --            --            --

Index 500 Stock Division
Accumulation Unit Value            $    56.250   $    46.522   $    36.142   $    27.134   $    22.105
Number of Units Outstanding          2,756,358     2,699,180     2,558,205     2,386,284     2,232,983

Asset Allocation Division
Accumulation Unit Value /(b)/               --            --            --            --            --
Number of Units Outstanding                 --            --            --            --            --

Balanced Division
Accumulation Unit Value            $    94.505   $    84.987   $    71.491   $    58.832   $    51.856
Number of Units Outstanding          1,066,998     1,211,837     1,341,930     1,489,658     1,889,324

High Yield Bond Division
Accumulation Unit Value            $    16.310   $    16.385   $    16.693   $    14.409   $    12.030
Number of Units Outstanding            205,407       301,661       235,585       119,423        21,583

Select Bond Division
Accumulation Unit Value            $    88.954   $    89.873   $    83.939   $    76.682   $    74.223
Number of Units Outstanding             72,428        84,033        85,036        97,868       124,163

Money Market Division
Accumulation Unit Value            $    30.400   $    28.924   $    27.435   $    26.011   $    24.706
Number of Units Outstanding              7,939        45,209        38,584        57,013        62,209

/(a)/ The initial investment was made on May 1, 2003.
/(b)/ The initial investment was made on July 31, 2001.
/(c)/ The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)


Fidelity VIP Mid Cap Portfolio

                                        December
                                   -----------------
                                     2004      2003
                                   -------   -------
Fidelity VIP Mid Cap Division
   Accumulation Unit Value /(a)/   $17.535   $14.067
   Number of Units Outstanding       4,283       100


/(a)/ The initial investment was made on May 1, 2003.


Russell Investment Funds

                                                              December 31
                                   ----------------------------------------------------------------
                                      2004        2003       2002       2001       2000       1999
                                   ----------   --------   --------   --------   --------   -------
Multi-Style Equity Division
   Accumulation Unit Value /(c)/   $    8.803   $  8.017   $  6.221   $  8.099   $  9.441   $10.760
   Number of Units Outstanding         24,338     25,067      8,210     24,279     24,295    17,246

Aggressive Equity Division
   Accumulation Unit Value /(c)/   $   14.545   $ 12.678   $  8.708   $ 10.758   $ 11.018   $11.091
   Number of Units Outstanding            557        907        918        927        939       950

Non-U.S. Division
   Accumulation Unit Value /(c)/   $   11.650   $  9.848   $  7.096   $  8.363   $ 10.725   $12.534
   Number of Units Outstanding          1,535      2,804   $  2.877      2,905      2,822        --

Core Bond Division
   Accumulation Unit Value /(c)/   $   14.163   $ 13.532   $ 12.749   $ 11.713   $ 10.906   $ 9.914
   Number of Units Outstanding            174      1,053         --         --         --        --

Real Estate Securities Division
   Accumulation Unit Value /(c)/   $   24.444   $ 18.124   $ 13.209   $ 12.725   $ 11.800   $ 9.274
   Number of Units Outstanding      1,080,457    743,392    640,470    459,992    191,981     3,723


/(c)/ The initial investment was made on April 30, 1999.

--------------------------------------------------------------------------------


THE COMPANY
The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $123.9 billion at December 31, 2004.



Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,800 full time producing agents at December 31, 2004. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.



"We" and "our" in this prospectus means Northwestern Mutual.


--------------------------------------------------------------------------------

NML VARIABLE ANNUITY ACCOUNT C

We established the Account on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has twenty-four Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.

--------------------------------------------------------------------------------
THE FUNDS





Each of Northwestern Mutual Series Fund, Inc, Variable Insurance Products Fund III, and the Russell Investment Funds is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end management investment company. The Account buys shares of the series of the Funds identified below at their respective net asset values without sales charge. You may choose to allocate your purchase payments among twenty-four Divisions and transfer values from one Division to another which correspond with the series of the three Funds. Amounts you allocate among the Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the underlying series in which the Account invests.

The investment objectives and types of investments for each series of each Fund are set forth below. There can be no assurance that the series will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the series of the three Funds described below, see the attached prospectuses.

Northwestern Mutual Series Fund, Inc.

All of the series Fund's Portfolios are diversified, except for the Index 400 and Index 500 Stock Portfolios.

The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which are utilized by MSA in performing its investment advisory functions.

MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or a derivative thereof.

Small Cap Growth Stock Portfolio The investment objective of the Small Cap Growth Stock Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600(R) Index"). Securities are selected for their above-average growth potential giving consideration to factors such as, for example, company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics.

T. Rowe Price Small Cap Value Portfolio The investment objective of the T. Rowe Price Small Cap Value Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the S&P SmallCap 600(R) Index. Equity securities of small companies are selected based on management's belief that they are undervalued with good prospects for capital appreciation based on such measures as, for example, company book or asset values, earnings, cash flow and business franchises.

Aggressive Growth Stock Portfolio The investment objective of the Aggressive Growth Stock Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) primarily in stocks, and primarily in stocks of small and mid-sized companies selected for their above-average growth potential giving consideration to factors such as, for example, company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics.

International Growth Portfolio The investment objective of the International Growth Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States ("U.S.") selected for their attractive growth potential based on management's assessment of a combination of solid fundamentals, attractive valuation and positive technical evaluation.

Franklin Templeton International Equity Portfolio The investment objective of the Franklin Templeton International Equity Portfolio is long-term growth of capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% of its net assets in securities of issuers from a minimum of three countries outside the U.S. that management believes are undervalued based on such measures as, for example, company book or asset values, earnings, cash flows and business franchises.

AllianceBernstein Mid Cap Value Portfolio The investment objective of the AllianceBernstein Mid Cap Value Portfolio is long-term growth of capital; current income is a secondary objective. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of companies with market capitalizations between $1 and $10 billion that are determined to be undervalued.

Index 400 Stock Portfolio The investment objective of the Index 400 Stock Portfolio is investment results that approximate the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400(R) Index"). Normally, the Portfolio invests in stocks included in the S&P MidCap 400(R) Index in proportion to their Index weightings to capture market performance of medium-sized companies using a computer program to determine which stocks should be purchased or sold.

Janus Capital Appreciation Portfolio The investment objective of the Janus Capital Appreciation Portfolio is long-term growth of capital. Normally, the Portfolio invests in equity securities of companies of any market capitalization selected for their growth potential using a "bottom up" approach that involves considering companies one at a time. The Portfolio also may invest in special situations, meaning investments in securities of issuers that management believes will appreciate in value due to developments specific to the issuers.

Growth Stock Portfolio The investment objective of the Growth Stock Portfolio is long-term growth of capital. Normally, the Portfolio invests primarily in the equity securities of well-established, medium and large capitalization companies that are selected for their above-average earnings growth potential, with an emphasis on high quality companies that have strong financial characteristics. Companies are identified using a "top down" approach that involves considering the economic outlook, identifying growth-oriented industries based on that outlook, and evaluating individual companies considering factors such as management, product outlook, global exposure, industry leadership position and financial characteristics.

Large Cap Core Stock Portfolio The investment objective of the Large Cap Core Stock Portfolio is long-term growth of capital and income. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies that may include both "growth" and "value" stocks, and may represent high quality companies across all market sectors. The Portfolio seeks a dividend yield of at least 75% of the dividend yield of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"). Because of the importance of current income and growth of income, dividend paying stocks are favored, but the Portfolio also may invest in non-dividend paying stocks.

Capital Guardian Domestic Equity Portfolio The investment objective of the Capital Guardian Domestic Equity Portfolio is long-term growth of capital and income. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (ADRs) and other U.S. registered securities. The Portfolio focuses on companies with records of growing earnings selling at attractive prices relative to their market and peers. In selecting investments, the Portfolio stresses companies with below market price/earnings and price/book ratios and above market dividend yields. Generally, the companies in which the Portfolio invests will have a market value of $1 billion dollars or more.

T. Rowe Price Equity Income Portfolio The investment objective of the T. Rowe Price Equity Income Portfolio is long-term growth of capital and income. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with 65% in the stocks of well-established companies paying above-average dividends. Typically a value approach in selecting investments is employed, meaning that companies are selected based on management's belief that they are undervalued based on such measures as, for example, company book or asset values, earnings, cash flows and business franchises.

Index 500 Stock Portfolio The investment objective of the Index 500 Stock Portfolio is investment results that approximate the performance of the S&P 500(R) Index. Normally, the Portfolio invests in stocks included in the S&P 500(R) Index in proportion to their Index weightings to capture broad market performance using a computer program to determine which stocks should be purchased or sold.

Asset Allocation Portfolio The investment objective of the Asset Allocation Portfolio is to realize as high a level of total return as is consistent with reasonable investment risk. Normally, the Portfolio invests not more than 75% of net assets in either equity securities or debt securities with maturities greater than one year, and as much as 100% of net assets in cash or high quality short term debt securities. The Portfolio is actively managed to capitalize on changing financial markets and economic conditions, following a flexible policy for allocating assets according to a benchmark of 45-75% equities; 20-50% debt; and 0-20% cash or cash equivalents. Up to 50% of net assets may be invested in foreign stocks and up to 20% of net assets may be invested in non-investment grade obligations.

Balanced Portfolio The investment objective of the Balanced Portfolio is to realize as high a level of total return as is consistent with prudent investment risk. Normally, the Portfolio invests in the stock, bond and money market sectors as described for the Index 500 Stock, Select Bond and Money Market Portfolios. Management attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions, while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors. Management also may adjust the percentage of assets in each market sector in response to changing market and economic conditions.

High Yield Bond Portfolio The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. The Portfolio invests in both domestic and foreign debt securities that are rated below investment grade by at least one major rating agency or, if unrated, determined by management to be of comparable quality. Securities are selected primarily based upon rigorous industry and credit analysis performed by management to identify companies that are believed to be attractively priced, or which have stable or improving fundamental financial characteristics, relative to the overall high yield market. High yield debt securities are often called "junk bonds."

Select Bond Portfolio The investment objective of the Select Bond Portfolio is to realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders' capital. Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. The Portfolio invests in both domestic and foreign debt securities that are rated investment grade by at least one major rating agency or, if unrated, determined by management to be of comparable quality. Up to 20% of net assets may be invested in below investment grade securities. The Portfolio is actively managed to take advantage of changes in interest rates, credit quality and maturity based on management's outlook for the economy, the financial markets and other factors. This will increase portfolio turnover and may increase transaction costs and the realization of tax gains and losses.

Money Market Portfolio The investment objective of the Money Market Portfolio is maximum current income consistent with liquidity and stability of capital. Normally, the Portfolio invests in high quality, short term money market instruments that present minimal credit risks as determined by management. Management will seek to maximize returns by trading to take advantage of changing money market conditions and trends and what they believe are disparities in yield relationships between different money market instruments.



Variable Insurance Products Fund III



Fidelity VIP Mid Cap Portfolio The Fidelity(R) VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Account buys Service Class 2 shares of the Fidelity(R) VIP Mid Cap Portfolio at their net asset value.



The investment adviser for the Fidelity(R) VIP Mid Cap Portfolio is Fidelity Management & Research Company.



The investment objective of the Fidelity(R) VIP Mid Cap Portfolio is to seek long-term growth of capital. Normally the portfolio invests at least 80% of its assets in securities of companies with medium market capitalization. These are companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's MidCap 400(R) Index. The Portfolio normally invests primarily in common stocks.


Russell Investment Funds





The assets of each of the portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.






Multi-Style Equity Fund The investment objective of the Multi-Style Equity Fund is to provide long term capital growth. The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1,000 companies in the US.

Aggressive Equity Fund The investment objective of the Aggressive Equity Fund is to provide long term capital growth. The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies such as companies not listed in the Russell 2000(R) Index.

Non-U.S. Fund The investment objective of the Non-U.S. Fund is to provide long term capital growth. The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
East) to maintain a high degree of diversification among countries and currencies, and the Fund may invest up to approximately 5% of its net assets in emerging markets. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

Core Bond Fund The investment objective of the Core Bond Fund is to provide current income and the preservation of capital. The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds." The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

Real Estate Securities Fund The investment objective of the Real Estate Securities Fund is to provide current income and long term capital growth. The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.






--------------------------------------------------------------------------------
THE CONTRACTS

Unallocated Group Annuity Contracts


We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See "Expense Table" and "Deductions.") The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries ("Annuitants"). Funds may be accumulated on a variable, fixed or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.



When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay annuity benefits to the participant. (See "Retirement Benefits"). We will then pay retirement benefits in a lump sum or under a variable or fixed annuity payment plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See "Variable Payment Plans.") Benefits available to Participants are determined entirely by the provisions of the Plan or Trust.


Purchase Payments Under the Contracts

Amount and Frequency You determine the amount and frequency of purchase payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer's contribution under Section 404(a)(2) of the Code; or (b) any purchase payment of less than $100.

You may pay purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us. If a purchase payment is not paid when due, or if we decline to accept a purchase payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of purchase payments at any time the Contract is in force.

Application of Purchase Payments We credit net purchase payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a net purchase payment to accumulate on a variable basis we place it in the Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio or Fund which corresponds to that Division. If we receive no allocation instructions, we will place the net purchase payment in the Money Market Division.

We apply payments we place in the Account to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account.


The number of Accumulation Units you receive for your initial net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office, provided your application is in good order. Your application will be considered to be in "good order" if it is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five business days to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay and hold your purchase payment until the problem is resolved unless you request that we return it. If your application is not in good order, the number of Accumulation Units you receive for your net purchase payment is determined by dividing the amount of the initial purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after the problem is resolved and your application is put in good order. The number of Accumulation Units you receive for each net purchase payment after the initial purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after we receive your purchase payment at our Home Office in good order.



We will also accept your purchase payment if you send it to a lockbox facility we have designated. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.


The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio or Fund. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division for the current period. (See "Net Investment Factor.") Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to or more than the cumulative net purchase payments you have made.


Net Investment Factor

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.


Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See "Deductions.")


The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

Benefits Provided Under the Contracts

The benefits provided under the Contracts consist of a surrender value and a retirement benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below. We will take the amounts required to pay benefits from the Divisions of the Account, or from the value accumulated on a fixed basis, as you direct.

Surrender or Withdrawal Value To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the valuation date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the withdrawal value on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", below.)


Retirement Benefits You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the Payment Plans described below. Your request will state the Payment Plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income.


We will determine the amount required to pay the annuity or cash benefits and will redeem Accumulation Units in that amount. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Variable Payment Plans

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.


Under a variable Payment Plan an Annuitant must select the initial allocation of variable benefits among the Divisions. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable annuity benefits and including beneficiary provisions of annuity contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes."


Description of Payment Plans The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of five to 30 years.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to the Annuitant and the Joint Annuitant for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A Payment Plan must result in payments that meet the minimums we require for annuity payment plans on the date you elect the plan. From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments We will determine the amount of the first annuity payment on the basis of the particular Payment Plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the Annuitant in each Division of the Account.

Assumed Investment Rate The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular Payment Plan, the Annuity Unit for each Division would not change in value, and the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information


Transfers Between Divisions and Payment Plans Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of net purchase payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable Payment Plan the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation Units in the affected Divisions that we make after we receive a written request at our Home Office, provided it is in good order, or on a future specified date.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation Units among the Divisions up to twelve times in a Contract year. We may set charges and waiting periods for transfers of Annuity Units.


If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio or Fund in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies.

After the effective date of a variable Payment Plan which includes the right of withdrawal a payee may transfer the withdrawal value to any other Payment Plan. An administrative charge may apply.


Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as "market timing") may present risks to a Portfolio's or Fund's long-term investors because it can, among other things, disrupt portfolio investment strategies, increase Portfolio and Fund transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios and Funds that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such a small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors' interests in a Portfolio or Fund if it calculates its net asset value using closing prices that are no longer accurate.

To deter short term and excessive trading under individual annuity contracts, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the (i) prohibition of more than twelve transfers among Divisions under a single variable annuity contract during a twelve-month period, (ii) limitations on transfers in and out of the same Division within a fourteen day period, and (iii) limitations on transfers in and out of the same Division within thirty days where the amount invested exceeds one percent (1%) of the total assets of the underlying Portfolio or Fund. These policies and procedures may change from time to time in our sole discretion without notice. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from engaging in market timing activities.

If we believe your trading activity is potentially disruptive to the interests of other investors, you may be asked to stop such activities. Further we intend to monitor events in order to identify whether instances of potentially abusive trading practices are occurring and what action, if any, should be taken in response. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be legal and technological limitations on our ability to impose restrictions on the trading practices of Contract Owners.


Owners of the Contracts The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian or trustee. In this prospectus, "you" means the owner or a prospective purchaser of a Contract. The Annuitant is a Participant in the Plan or Trust who has been named to receive annuity payments in accordance with the provisions of the Plan or Trust.

Deferment of Benefit Payments We reserve the right to defer determination and payment of the surrender value of the Accumulation Units, the withdrawal value under a variable Payment Plan, or the payment of benefits under a variable Payment Plan. Deferral will arise only if the right to redeem shares of a Portfolio or Fund is suspended, payment of the redemption value is postponed, or the New York Stock Exchange is closed, or trading thereon is restricted; or an emergency exists, as a result of which it is not reasonably practical for us to dispose of securities we own, or to determine the value of Accumulation or Annuity Units.

Dividends The Contracts share in our divisible surplus, except while payments are being made under a payment plan. Our divisible surplus is determined annually. We credit each Contract's share, if any, as a dividend on the Contract anniversary. Under the terms of the Contract, we will apply any dividend as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.


For 2005, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.


Substitution and Change We reserve the right to (a) substitute other securities for shares of each Portfolio or Fund held by any Division, or (b) change the provisions of the Contracts to assure qualification for tax benefits under the Internal Revenue Code or to comply with any other applicable federal or state laws. We may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change. You will be given prompt notice after any substitution or change.

Amendments and Termination After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract.

An amendment will not become effective until after we have given you at least 30 days' written notice. An Amendment to the payment rate tables will not apply to a Payment Plan that starts before the amendment becomes effective.

We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.


Financial Statements Financial statements of the Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, call 1-888-455-2232.


FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent.


Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $42,000 (indexed for 2005) or 100% of compensation or earned income (up to $210,000, indexed for 2005). The employer's deduction for contributions is limited to 25% of eligible payroll.



Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $14,000 for 2005, increasing to $15,000 in 2006, indexed thereafter. This annual dollar limit applies to the aggregate of all "elective deferrals" to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $4,000 for 2005, and $5,000 for 2006, indexed thereafter.


Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered.


Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.


A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or "eligible employer plan" that accepts rollovers. An "eligible employer plan" includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental
Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, are "required minimum distributions," or are due to hardship.

Minimum Distribution Requirements As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than these required minimum amounts.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary's life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner's death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: If the Owner dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner's death.

Spousal Exceptions: If the employee's spouse elects the life expectancy rule, distributions do not need to begin until the end of the year following the year of the employee's death or, if later, by the end of the year the employee would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse's own required beginning date.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor" and "Deductions.")


DEDUCTIONS

We will make the following deductions:

1. Deductions from Purchase Payments.

Front-Load Contract

We deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments
Paid under the Contract                                                     Rate
-----------------------                                                     ----
First $150,000 .............................................................4.5%
Next  $350,000 .............................................................3.0%
Next  $500,000 .............................................................1.0%
Balance over $1,000,000 ....................................................0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.


2. Annual Mortality Rate and Expense Guarantee Charge. The net investment factor (see "Net Investment Factor,") we use in determining the value of Accumulation and Annuity Units reflects a charge on each valuation date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See "Amendments and Termination.")


The mortality risk is that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.


The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change," and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see "Federal Income Taxes"), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.


3. Administration Fee. We may terminate a Contract on 60 days' written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 2% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.


5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds. See the prospectuses attached to this prospectus.


DISTRIBUTION OF THE CONTRACTS


We will sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company, which was organized under Wisconsin Law in 1998. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.


CONTRACTS ISSUED PRIOR TO JANUARY 1, 1992

For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; 0.4% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000 of cumulative purchase payments. For these Contracts there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last valuation date of the Contract year, at the rate of 0.5% on the first $100,000; 0.4% on the next $100,000; 0.3% on the next $100,000; 0.2%
on the next $200,000; and 0.1% on the balance over $500,000. The charge for annuity rate and expense risks may not exceed 0.25% of the Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. See the table of accumulation unit values on page 12.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page
                                                                            ----
GENERAL INFORMATION .........................................................B-3
DISTRIBUTION OF THE CONTRACTS ...............................................B-3
DETERMINATION OF ANNUITY PAYMENTS ...........................................B-3
   Amount of Annuity Payments ...............................................B-3
   Annuity Unit Value .......................................................B-4
   Illustrations of Variable Annuity Payments ...............................B-4
VALUATION OF ASSETS OF THE ACCOUNT ..........................................B-5
TRANSFERABILITY RESTRICTIONS ................................................B-5
PERFORMANCE DATA ............................................................B-5
EXPERTS .....................................................................B-9
FINANCIAL STATEMENTS OF THE ACCOUNT .........................................F-1
FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL ................................F-14

TO:  The Northwestern Mutual Life Insurance Company

     Investment Products & Services Department
     Room W04SE
     720  East Wisconsin Avenue
     Milwaukee, WI 53202

--------------------------------------------------------------------------------

Please send a Statement of Additional Information for NML Variable Annuity Account A to:

Name
     ---------------------------------------------------------------------------

Address
         -----------------------------------------------------------------------

--------------------------------------------------------------------------------
City                                          State              Zip
     -----------------------------------------      ------------     -----------

                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 29, 2005

                         NML VARIABLE ANNUITY ACCOUNT C
   A group combination Annuity Contract (the "Contract") to provide retirement annuity benefits for self-employed persons and their eligible employees.

            Issued by The Northwestern Mutual Life Insurance Company
                                       and
                         NML Variable Annuity Account C

--------------------------------------------------------------------------------


     This Statement of Additional Information ("SAI")is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.nmfn.com.

     No information is incorporated by reference.

--------------------------------------------------------------------------------

     225685

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

GENERAL INFORMATION..........................................................B-3

DISTRIBUTION OF THE CONTRACTS................................................B-3

DETERMINATION OF ANNUITY PAYMENTS............................................B-3
   Amount of Annuity Payments................................................B-3
   Annuity Unit Value........................................................B-4
   Illustrations of Variable Annuity Payments................................B-4

VALUATION OF ASSETS OF THE ACCOUNT...........................................B-5

TRANSFERABILITY RESTRICTIONS.................................................B-5

PERFORMANCE DATA ............................................................B-5

EXPERTS......................................................................B-9

FINANCIAL STATEMENTS OF THE ACCOUNT..........................................F-1

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL.................................F-14

                               GENERAL INFORMATION

     The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for outstanding Contracts to Provide Annuity Benefits. Northwestern Mutual discontinued sales of Contracts to Provide Annuity Benefits on May 1, 1984.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

     NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of Contracts to corporate pension plans, during each of the last three years:


Year    Amount
----   --------
2004   $ 72,137
2003   $ 87,976
2002   $108,396


                        DETERMINATION OF ANNUITY PAYMENTS


     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans," including "Description of Payment Plans," "Amount of Annuity Payments," and "Assumed Investment Rate"; "Dividends"; "Net Investment Factor"; and "Deductions."


     Amount of Annuity Payments The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See "Illustrations of Variable Annuity Payments".) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table a with Projection Scale G.

     Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. The amount held under a Payment Plan will not share in the divisible surplus of Northwestern Mutual.

     The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

     The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

     Annuity Unit Value The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

     The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

     Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1)   Value of Annuitant's retirement benefit
         allocated to Balanced......................................   $  50,000

(2)   Assumed applicable monthly payment rate
         per $1,000 from annuity rate table.........................   $    5.00

(3)   Amount of first payment from Balanced
         Division (1) x (2) divided by $1,000.......................   $  250.00

(4)   Assumed Value of Annuity Unit in Balanced
         Division on effective date of payment plan.................   $1.500000

(5)   Number of Annuity Units credited in
         Balanced Division, (3) divided by (4)......................      166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

     However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see "Net Investment Factor") was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

     The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

     Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.


                                PERFORMANCE DATA

     Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                                P(1 + T)/n/ = ERV
      Where:
P   = a hypothetical initial payment of $1000
T   = average annual total return
/n/ = number of years
ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and an installation fee in the amount of $750 for the Simplified Load Contract. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

     The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 2004:

                               FRONT LOAD CONTRACT

Division                                  1-Year   5-Year   10-Year   Inception/(a)/
------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                     12.72     4.13       --         15.54
T. Rowe Price Small Cap Value              18.19       --       --         12.83
Aggressive Growth Stock                     8.37    -2.45     9.46            --
International Growth                       15.37       --       --         6.84
Franklin Templeton International Equity   113.22     1.77     7.80            --
AllianceBernstein Mid Cap Value            12.59       --       --         27.14
Index 400 Stock                            10.31     7.63       --          8.91
Janus Capital Appreciation                 13.55       --       --         20.00
Growth Stock                                1.21    -4.93     9.13            --
Large Cap Core Stock                        2.62    -5.24     7.19            --
Capital Guardian Domestic Equity           10.87       --       --          3.64
T. Rowe Price Equity Income                 9.26       --       --         19.44
Index 500 Stock                             5.03    -3.81    10.78            --
Asset Allocation                            4.39       --       --          2.53
Balanced                                    2.37     1.02     8.90            --
High Yield Bond                             6.99     5.53     7.21            --
Select Bond                                -0.62     6.85     6.76            --
Money Market                               -3.76     1.28     3.00            --
Fidelity VIP Mid Cap Portfolio Russell
   Investment Funds                        18.27       --       --         35.33
Multi-Style Equity                          4.19    -5.43       --         -3.64
Aggressive Equity                           8.86     3.93       --          5.28
Non-U.S.                                   12.24    -2.99       --          1.24
Core Bond                                  -0.69     5.72       --          4.79
Real Estate Securities                     27.97    19.50       --         15.37
------------------------------------------------------------------------------------

/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

                            SIMPLIFIED LOAD CONTRACT

Division                                  1-Year   5-Year   10-Year   Inception/(a)/
------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                     17.19     4.44       --         15.76
T. Rowe Price Small Cap Value              22.89       --       --         13.64
Aggressive Growth Stock                    12.67    -2.16     9.29            --
International Growth                       19.95       --       --          7.60
Franklin Templeton International Equity    17.72     2.08     7.64            --
AllianceBernstein Mid Cap Value            17.06       --       --         29.83
Index 400 Stock                            14.69     7.95       --          9.12
Janus Capital Appreciation                 18.06       --       --         22.54
Growth Stock                                5.23    -4.64     8.97            --
Large Cap Core Stock                        6.70    -4.95     7.03            --
Capital Guardian Domestic Equity           15.27       --       --          4.38
T. Rowe Price Equity Income                13.60       --       --         21.97
Index 500 Stock                             9.20    -3.52    10.62            --
Asset Allocation                            8.53       --       --          3.26
Balanced                                    6.43     1.32     8.74            --
High Yield Bond                            11.24     5.85     7.05            --
Select Bond                                 3.33     7.17     6.60            --
Money Market                                0.06     1.59     2.84            --
Fidelity VIP Mid Cap Portfolio Russell
   Investment Funds                        22.97       --       --         38.19
Multi-Style Equity                          8.32    -5.15       --         -3.46
Aggressive Equity                          13.18     4.24       --          5.48
Non-U.S.                                   16.70    -2.70       --          1.43
Core Bond                                   3.25     6.04       --          4.99
Real Estate Securities                     33.05    19.86       --         15.59
------------------------------------------------------------------------------------

/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

          Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

          The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 2004:

                               FRONT LOAD CONTRACT

Division                                  1-Year   5-Year   10-Year   Inception/(a)/
------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                     18.03     5.09       --         16.48
T. Rowe Price Small Cap Value              23.76       --       --         14.36
Aggressive Growth Stock                    13.48    -1.55     9.96            --
International Growth                       20.80       --       --          8.28
Franklin Templeton International Equity    18.56     2.72     8.30            --
AllianceBernstein Mid Cap Value            17.90       --       --         30.70
Index 400 Stock                            15.51     8.62       --          9.79
Janus Capital Appreciation                 18.90       --       --         23.36
Growth Stock                                5.98    -4.05     9.64            --
Large Cap Core Stock                        7.46    -4.36     7.69            --
Capital Guardian Domestic Equity           16.09       --       --          5.05
T. Rowe Price Equity Income                14.41       --       --         22.79
Index 500 Stock                             9.98    -2.92    11.29            --
Asset Allocation                            9.30       --       --          3.92
Balanced                                    7.19     1.96     9.40            --
High Yield Bond                            12.03     6.51     7.71            --
Select Bond                                 4.07     7.84     7.26            --
Money Market                                0.77     2.22     3.47            --
Fidelity VIP Mid Cap Portfolio Russell
   Investment Funds                        23.85       --       --         39.11
Multi-Style Equity                          9.10    -4.56       --         -2.86
Aggressive Equity                          13.99     4.89       --          6.14
Non-U.S.                                   17.53    -2.09       --          2.06
Core Bond                                   3.98     6.70       --          5.64
Real Estate Securities                     34.00    20.60       --         16.31
------------------------------------------------------------------------------------

/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

                            SIMPLIFIED LOAD CONTRACT

Division                                  1-Year   5-Year   10-Year   Inception/(a)/
------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                     17.32     4.46       --         15.78
T. Rowe Price Small Cap Value              23.02       --       --         13.67
Aggressive Growth Stock                    12.80    -2.14     9.30            --
International Growth                       20.08       --       --          7.64
Franklin Templeton International Equity    17.85     2.10     7.65            --
AllianceBernstein Mid Cap Value            17.19       --       --         29.92
Index 400 Stock                            14.82     7.97       --          9.14
Janus Capital Appreciation                 18.19       --       --         22.62
Growth Stock                                5.34    -4.62     8.98            --
Large Cap Core Stock                        6.82    -4.93     7.04            --
Capital Guardian Domestic Equity           15.40       --       --          4.42
T. Rowe Price Equity Income                13.73       --       --         22.05
Index 500 Stock                             9.32    -3.50    10.63            --
Asset Allocation                            8.65       --       --          3.29
Balanced                                    6.55     1.35     8.75            --
High Yield Bond                            11.36     5.87     7.06            --
Select Bond                                 3.44     7.19     6.62            --
Money Market                                0.17     1.61     2.85            --
Fidelity VIP Mid Cap Portfolio Russell
   Investment Funds                        23.11       --       --         38.28
Multi-Style Equity                          8.44    -5.13       --         -3.44
Aggressive Equity                          13.30     4.26       --          5.50
Non-U.S.                                   16.83    -2.68       --          1.45
Core Bond                                   3.36     6.06       --          5.01
Real Estate Securities                     33.20    19.88       --         15.62
------------------------------------------------------------------------------------

/(a)/ Small Cap Growth Division, Index 400 Stock Division and the Russell
     Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity VIP Mid Cap Divisions began May, 2003.

     Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.


                                     EXPERTS





     The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP that have been included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

--------------------------------------------------------------------------------
Account C Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account C
Statement of Assets and Liabilities
December 31, 2004
(in thousands)

Assets
   Investments at Market Value:
      Northwestern Mutual Series Fund, Inc.
         Small Cap Growth Stock
            13,277 shares (cost $24,077).............................   $ 30,537
         T. Rowe Price Small Cap Value
            802 shares (cost $976)...................................      1,267
         Aggressive Growth Stock
            26,878 shares (cost $84,999).............................     83,563
         International Growth
            345 shares (cost $403 )..................................        455
         Franklin Templeton International Equity
            36,157 shares (cost $46,502).............................     59,840
         AllianceBernstein Mid Cap Value
            265 shares (cost $339)...................................        386
         Index 400 Stock
            18,946 shares (cost $22,159).............................     27,718
         Janus Capital Appreciation
            295 shares (cost $352)...................................        422
         Growth Stock
            12,881 shares (cost $25,982).............................     25,556
         Large Cap Core Stock
            15,726 shares (cost $18,488).............................     17,959
         Capital Guardian Domestic Equity
            1,465 shares (cost $1,318)...............................      1,676
         T. Rowe Price Equity Income
            216 shares (cost $274)...................................        291
         Index 500 Stock
            32,181 shares (cost $85,260).............................     94,708
         Asset Allocation
            1,521 shares (cost $1,431)...............................   $  1,703
         Balanced
            41,132 shares (cost $74,813).............................     77,040
         High Yield Bond
            8,806 shares (cost $5,965)...............................      6,683
         Select Bond
            13,495 shares (cost $16,684).............................     16,572
         Money Market
            4,096 shares (cost $4,096)...............................      4,096
      Fidelity Variable Insurance Products Fund III
         VIP Mid Cap
            14 shares (cost $337)....................................        408
      Russell Investment Funds
         Multi-Style Equity
            144 shares (cost $1,751).................................      1,812
         Aggressive Equity
            66 shares (cost $781)....................................        981
         Non-U.S.
            126 shares (cost $1,169).................................      1,428
         Core Bond
            133 shares (cost $1,395).................................      1,395
         Real Estate Securities
            1,676 shares (cost $22,810)..............................     28,645
                                                                        --------
   Total Investments at Market Value.................................   $485,141

   Due from Northwestern Mutual Life Insurance Company:
      Small Cap Growth Stock Division................................   $     --
      T. Rowe Price Small Cap Value Division.........................         --
      Aggressive Growth Stock Division...............................          2
      International Growth Division..................................         --
      Franklin Templeton International Equity Division...............          2
      AllianceBernstein Mid Cap Value Division.......................         --
      Index 400 Stock Division.......................................         --
      Janus Capital Appreciation Division............................         --
      Growth Stock Division..........................................          2
      Large Cap Core Stock Division..................................          1
      Capital Guardian Domestic Equity Division......................         --
      T. Rowe Price Equity Income Division...........................         --
      Index 500 Stock Division.......................................   $      1
      Asset Allocation Division......................................          1
      Balanced Division..............................................          1
      High Yield Bond Division.......................................         --
      Select Bond Division...........................................          1
      Money Market Division..........................................         --
      Fidelity VIP Mid Cap Division..................................         --
      Russell Multi-Style Equity Division............................         --
      Russell Aggressive Equity Division.............................         --
      Russell Non-U.S. Division......................................         --
      Russell Core Bond Division.....................................         --
      Russell Real Estate Securities Division........................         23
                                                                        --------
   Total Due From Northwestern Mutual Life Insurance Company.........         34
                                                                        --------
Total Assets.........................................................   $485,175
                                                                        ========

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                  NML Variable Annuity Account C

--------------------------------------------------------------------------------
Account C Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account C
Statement of Assets and Liabilities, continued
December 31, 2004
(in thousands)


Liabilities
                                                      Due to Northwestern
Division                                         Mutual Life Insurance Company
--------                                         -----------------------------
Small Cap Growth Stock........................               $ --
T. Rowe Price Small Cap Value.................                 --
Aggressive Growth Stock.......................                  6
International Growth..........................                 --
Franklin Templeton International Equity.......                  1
AllianceBernstein Mid Cap Value...............                 --
Index 400 Stock...............................                  1
Janus Capital Appreciation....................                 --
Growth Stock..................................                 --
Large Cap Core Stock..........................                 --
Capital Guardian Domestic Equity..............                 --
T. Rowe Price Equity Income...................                 --
Index 500 Stock...............................                  4
Asset Allocation..............................                 --
Balanced......................................                 --
High Yield Bond...............................                 --
Select Bond...................................                 --
Money Market..................................                 --
Fidelity VIP Mid Cap..........................                 --
Russell Multi-Style Equity....................                  1
Russell Aggressive Equity.....................                 --
Russell Non-U.S...............................                 --
Russell Core Bond.............................                 --
Russell Real Estate Securities................                  1
                                                             ----
                                                             $ 14
                                                             ----
   Total Liabilities.............................................                $14
                                                                                 ---

Equity
                                                        Group Variable Annuity Contract Issued:
                                                 ----------------------------------------------------
                                                 Before December 17, 1981
                                                 or between April 30, 1984   After December 16, 1981
Division                                           and December 31, 1991     and Prior to May 1, 1984
--------                                         -------------------------   ------------------------
Small Cap Growth Stock........................           $ 28,975                    $ --
T. Rowe Price Small Cap Value.................                227                      --
Aggressive Growth Stock.......................             75,544                      --
International Growth..........................                113                      --
Franklin Templeton International Equity.......             55,166                      --
AllianceBernstein Mid Cap Value...............                  6                      --
Index 400 Stock...............................             25,867                      --
Janus Capital Appreciation....................                  1                      --
Growth Stock..................................             21,886                      --
Large Cap Core Stock..........................             15,470                      --
Capital Guardian Domestic Equity..............                106                      --
T. Rowe Price Equity Income...................                 34                      --
Index 500 Stock...............................             82,821                      --
Asset Allocation..............................                677                      --
Balanced......................................             57,690                     782
High Yield Bond...............................              5,211                      --
Select Bond...................................             10,897                      --
Money Market..................................                 80                      --
Fidelity VIP Mid Cap..........................                 75                      --
Russell Multi-Style Equity....................                214                      --
Russell Aggressive Equity.....................                  8                      --
Russell Non-U.S...............................                 18                      --
Russell Core Bond.............................                  2                      --
Russell Real Estate Securities................             26,442                      --
                                                         --------                    ----
                                                         $407,530                    $782               408,312
                                                         --------                    ----

    The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

--------------------------------------------------------------------------------
Account C Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account C
Statement of Assets and Liabilities, continued
December 31, 2004
(in thousands)

Equity (continued)
                                                     Group Variable Annuity Contract Issued:
                                                 -------------------------------------------------
                                                 After December 31, 1991   After December 31, 1991
Division                                           Front Load Version      Simplified Load Version
--------                                         -----------------------   -----------------------
Small Cap Growth Stock........................            $   308                  $ 1,255
T. Rowe Price Small Cap Value.................                287                      752
Aggressive Growth Stock.......................              2,366                    5,649
International Growth..........................                156                      185
Franklin Templeton International Equity.......              1,378                    3,298
AllianceBernstein Mid Cap Value...............                269                      111
Index 400 Stock...............................                412                    1,438
Janus Capital Appreciation....................                259                      161
Growth Stock..................................              1,064                    2,608
Large Cap Core Stock..........................                647                    1,842
Capital Guardian Domestic Equity..............                391                    1,179
T. Rowe Price Equity Income...................                 33                      225
Index 500 Stock...............................              3,575                    8,308
Asset Allocation..............................                 66                      961
Balanced......................................              4,219                   14,349
High Yield Bond...............................                336                    1,136
Select Bond...................................              1,191                    4,485
Money Market..................................                781                    3,236
Fidelity VIP Mid Cap..........................                 31                      301
Russell Multi-Style Equity....................                895                      702
Russell Aggressive Equity.....................                208                      766
Russell Non-U.S...............................                796                      615
Russell Core Bond.............................                842                      551
Russell Real Estate Securities................                639                    1,587
                                                          -------                  -------
                                                          $21,149                  $55,700             76,849
                                                          -------                  -------           --------
Total Equity..............................................................................            485,161
                                                                                                     --------
   Total Liabilities and Equity...........................................................           $485,175
                                                                                                     ========

    The Accompanying Notes are an Integral Part of the Financial Statements.

                                                  NML Variable Annuity Account C

--------------------------------------------------------------------------------
Account C Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account C
Statements of Operations
(in thousands)

                                                                  Investment Income
                                                       ----------------------------------------
                                                                  Annuity Rate
                                                       Dividend   and Expense    Net Investment
                                                        Income     Guarantees    Income (Loss)
-----------------------------------------------------------------------------------------------
Year Ended December 31, 2004
Small Cap Growth Stock Division.....................    $   --       $ (20)          $  (20)
T. Rowe Price Small Cap Value Division..............         2          (8)              (6)
Aggressive Growth Stock Division....................        --         (96)             (96)
International Growth Division.......................         3          (2)               1
Franklin Templeton International Equity Division....       895         (51)             844
AllianceBernstein Mid Cap Value Division............         3          (2)               1
Index 400 Stock Division............................       164         (20)             144
Janus Capital Appreciation Division.................        --          (2)              (2)
Growth Stock Division...............................       177         (47)             130
Large Cap Core Stock Division.......................       164         (34)             130
Capital Guardian Domestic Equity Division...........        21         (14)               7
T. Rowe Price Equity Income Division................         4          (3)               1
Index 500 Stock Division............................     1,197        (131)           1,066
Asset Allocation Division...........................        --         (11)             (11)
Balanced Division...................................     1,973        (237)           1,736
High Yield Bond Division............................       433         (17)             416
Select Bond Division................................       729         (75)             654
Money Market Division...............................        70         (54)              16
Fidelity VIP Mid Cap Division.......................        --          (4)              (4)
Russell Multi-Style Equity Division.................         9         (11)              (2)
Russell Aggressive Equity Division..................         2         (11)              (9)
Russell Non-U.S. Division...........................        25         (11)              14
Russell Core Bond Division..........................        25          (9)              16
Russell Real Estate Securities Division.............       497         (20)             477

Year Ended December 31, 2003
Small Cap Growth Stock Division.....................    $   --       $ (19)          $  (19)
T. Rowe Price Small Cap Value Division..............        --          (6)              (6)
Aggressive Growth Stock Division....................        --        (137)            (137)
International Growth Division.......................         1          --                1
Franklin Templeton International Equity Division....       618         (48)             570
AllianceBernstein Mid Cap Value Division #..........         1          --                1
Index 400 Stock Division............................       115         (17)              98
Janus Capital Appreciation Division #...............        --          --               --
Growth Stock Division...............................       179         (52)             127
Large Cap Core Stock Division.......................       137         (51)              86
Capital Guardian Domestic Equity Division...........        17          (8)               9
T. Rowe Price Equity Income Division #..............         1          --                1
Index 500 Stock Division............................     1,167        (162)           1,005
Asset Allocation Division...........................        21         (10)              11
Balanced Division...................................     2,491        (255)           2,236
High Yield Bond Division............................        11         (14)              (3)
Select Bond Division................................       771         (98)             673
Money Market Division...............................       128        (105)              23
Fidelity VIP Mid Cap Division #.....................        --          (1)              (1)
Russell Multi-Style Equity Division.................         6          (8)              (2)
Russell Aggressive Equity Division..................         1          (8)              (7)
Russell Non-U.S. Division...........................        25          (7)              18
Russell Core Bond Division..........................        29          (7)              22
Russell Real Estate Securities Division.............       604         (13)             591

#    Division commenced operations on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

    Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------
Realized Gain      Unrealized Appreciation       Net Gain     Increase in Equity
  (Loss) on     (Depreciation) of Investments       on           Derived from
 Investments          During the Period         Investments   Investment Activity
---------------------------------------------------------------------------------
    $  191                 $ 4,540                $ 4,731           $ 4,711
        58                     147                    205               199
    (3,382)                 14,017                 10,635            10,539
        11                      38                     49                50
       190                   8,456                  8,646             9,490
        24                      25                     49                50
       613                   2,971                  3,584             3,728
         2                      55                     57                55
    (1,352)                  2,737                  1,385             1,515
    (1,201)                  2,370                  1,169             1,299
        39                     174                    213               220
        27                       6                     33                34
     1,102                   6,996                  8,098             9,164
        22                     124                    146               135
     2,123                   1,742                  3,865             5,601
       218                      96                    314               730
       687                    (624)                    63               717
        --                      --                     --                16
        55                      22                     77                73
        19                     130                    149               147
        51                      72                    123               114
       (71)                    259                    188               202
        25                      (4)                    21                37
     2,731                   3,380                  6,111             6,588


   $(1,212)                $ 6,622                $ 5,410           $ 5,391
         1                     183                    184               178
    (8,800)                 24,998                 16,198            16,061
        (5)                     23                     18                19
    (2,243)                 14,872                 12,629            13,199
         2                      22                     24                25
      (593)                  5,365                  4,772             4,870
         1                      15                     16                16
    (2,089)                  5,845                  3,756             3,883
    (2,362)                  5,487                  3,125             3,211
       (10)                    251                    241               250
         1                      11                     12                13
    (2,525)                 21,648                 19,123            20,128
       (63)                    269                    206               217
    (3,454)                 13,665                 10,211            12,447
      (145)                  1,433                  1,288             1,285
     1,033                    (745)                   288               961
        --                      --                     --                23
        --                      49                     49                48
      (104)                    321                    217               215
       (18)                    290                    272               265
       (35)                    273                    238               256
        19                      (4)                    15                37
       188                   2,753                  2,941             3,532

                                                  NML Variable Annuity Account C

--------------------------------------------------------------------------------
Account C Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account C
Statements of Changes in Equity
(in thousands)

                                                                              Operations
                                                      --------------------------------------------------------------
                                                                                         Net
                                                                                      Change in        Increase in
                                                           Net            Net         Unrealized     Equity Derived
                                                       Investment      Realized      Appreciation    from Investment
                                                      Income (Loss)   Gain (Loss)   (Depreciation)      Activity
--------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2004
Small Cap Growth Stock Division....................      $  (20)        $   191         $ 4,540          $ 4,711
T. Rowe Price Small Cap Value Division.............          (6)             58             147              199
Aggressive Growth Stock Division...................         (96)         (3,382)         14,017           10,539
International Growth Division......................           1              11              38               50
Franklin Templeton International Equity Division...         844             190           8,456            9,490
AllianceBernstein Mid Cap Value Division...........           1              24              25               50
Index 400 Stock Division...........................         144             613           2,971            3,728
Janus Capital Appreciation Division................          (2)              2              55               55
Growth Stock Division..............................         130          (1,352)          2,737            1,515
Large Cap Core Stock Division......................         130          (1,201)          2,370            1,299
Capital Guardian Domestic Equity Division..........           7              39             174              220
T. Rowe Price Equity Income Division...............           1              27               6               34
Index 500 Stock Division...........................       1,066           1,102           6,996            9,164
Asset Allocation Division..........................         (11)             22             124              135
Balanced Division..................................       1,736           2,123           1,742            5,601
High Yield Bond Division...........................         416             218              96              730
Select Bond Division...............................         654             687            (624)             717
Money Market Division..............................          16              --              --               16
Fidelity VIP Mid Cap Division......................          (4)             55              22               73
Russell Multi-Style Equity Division................          (2)             19             130              147
Russell Aggressive Equity Division.................          (9)             51              72              114
Russell Non-U.S. Division..........................          14             (71)            259              202
Russell Core Bond Division.........................          16              25              (4)              37
Russell Real Estate Securities Division............         477           2,731           3,380            6,588

Year Ended December 31, 2003
Small Cap Growth Stock Division....................      $  (19)        $(1,212)        $ 6,622          $ 5,391
T. Rowe Price Small Cap Value Division.............          (6)              1             183              178
Aggressive Growth Stock Division...................        (137)         (8,800)         24,998           16,061
International Growth Division......................           1              (5)             23               19
Franklin Templeton International Equity Division...         570          (2,243)         14,872           13,199
AllianceBernstein Mid Cap Value Division #.........           1               2              22               25
Index 400 Stock Division...........................          98            (593)          5,365            4,870
Janus Capital Appreciation Division #..............          --               1              15               16
Growth Stock Division..............................         127          (2,089)          5,845            3,883
Large Cap Core Stock Division......................          86          (2,362)          5,487            3,211
Capital Guardian Domestic Equity Division..........           9             (10)            251              250
T. Rowe Price Equity Income Division #.............           1               1              11               13
Index 500 Stock Division...........................       1,005          (2,525)         21,648           20,128
Asset Allocation Division..........................          11             (63)            269              217
Balanced Division..................................       2,236          (3,454)         13,665           12,447
High Yield Bond Division...........................          (3)           (145)          1,433            1,285
Select Bond Division...............................         673           1,033            (745)             961
Money Market Division..............................          23              --              --               23
Fidelity VIP Mid Cap Division #....................          (1)             --              49               48
Russell Multi-Style Equity Division................          (2)           (104)            321              215
Russell Aggressive Equity Division.................          (7)            (18)            290              265
Russell Non-U.S. Division..........................          18             (35)            273              256
Russell Core Bond Division.........................          22              19              (4)              37
Russell Real Estate Securities Division............         591             188           2,753            3,532

#    Division commenced operations on May 1, 2003.

    The Accompanying Notes are an Integral Part of the Financial Statements.

NML Variable Annuity Account C

                            Equity Transactions                                                       Equity
--------------------------------------------------------------------------------                --------------------
                                                                     Increase
                                        Transfers    Transfers    (Decrease) in       Net
  Contract                Surrenders    from Other    to Other    Equity Derived    Increase    Beginning    End
  Owners'      Annuity        and       Divisions    Divisions     from Equity     (Decrease)      of         of
Net Payments   Payments   Other (net)   or Sponsor   or Sponsor    Transactions    in Equity     Period     Period
--------------------------------------------------------------------------------------------------------------------
   $4,896        $ --      $ (3,971)      $2,644      $(2,161)       $  1,408       $ 6,119      $24,419   $30,538
      150          --          (206)         473         (176)            241           440          826     1,266
    7,345          (1)      (10,090)       1,534       (4,790)         (6,002)        4,537       79,022    83,559
       52          --           (49)         327          (72)            258           308          146       454
    5,908          (2)       (4,987)       4,012       (2,461)          2,470        11,960       47,882    59,842
       47          --            (3)          93          (30)            107           157          229       386
    5,852          (2)       (3,386)       2,487       (1,360)          3,591         7,319       20,398    27,717
       31          --            (4)         131          (26)            132           187          234       421
    3,196          (3)       (4,333)       1,546       (1,745)         (1,339)          176       25,382    25,558
    2,458          --        (2,644)       1,853       (1,766)            (99)        1,200       16,759    17,959
      169          --          (190)         551         (309)            221           441        1,235     1,676
       45          --           (51)         241         (121)            114           148          144       292
    8,443          (4)      (10,310)       2,757       (4,669)         (3,783)        5,381       89,323    94,704
      289         (14)          (66)         283         (182)            310           445        1,259     1,704
    5,323         (27)      (11,022)       4,413       (5,275)         (6,588)         (987)      78,027    77,040
      976          (1)         (971)       1,109       (1,366)           (253)          477        6,206     6,683
    1,751          (6)       (2,819)       1,789       (3,307)         (2,592)       (1,875)      18,448    16,573
    2,030          (1)       (2,948)       1,876       (3,047)         (2,090)       (2,074)       6,171     4,097
       72          --            (8)         165         (272)            (43)           30          377       407
      242          --           (36)         618         (247)            577           724        1,087     1,811
      142          --          (216)         200         (169)            (43)           71          911       982
      169          --          (303)         254          (42)             78           280        1,149     1,429
      223          --           (46)         561         (275)            463           500          895     1,395
    5,715          (2)       (2,940)       6,627       (2,353)          7,047        13,635       15,033    28,668

   $4,693        $ --      $ (3,732)      $2,378      $(1,197)       $  2,142       $ 7,533      $16,886   $24,419
       71          --           (61)         216          (32)            194           372          454       826
    7,787          --       (13,766)       1,935       (4,649)         (8,693)        7,368       71,654    79,022
       59          --            (8)          52          (35)             68            87           59       146
    4,343          (1)       (5,044)       2,551       (2,174)           (325)       12,874       35,008    47,882
       13          --            (1)         194           (2)            204           229           --       229
    3,862          (1)       (3,229)       1,896       (1,521)          1,007         5,877       14,521    20,398
       32          --            --          186           --             218           234           --       234
    3,259          (3)       (3,681)       1,689       (2,026)           (762)        3,121       22,261    25,382
    2,454          --        (3,531)       1,858       (1,104)           (323)        2,888       13,871    16,759
       95          --           (51)         414          (57)            401           651          584     1,235
        1          --            --          130           --             131           144           --       144
    8,607          (3)      (15,633)       2,343       (3,957)         (8,643)       11,485       77,838    89,323
       74         (13)          (23)         177         (663)           (448)         (231)       1,490     1,259
    6,524         (26)      (19,636)       4,412       (7,918)        (16,644)       (4,197)      82,224    78,027
    1,706          (1)         (842)       2,347       (2,183)          1,027         2,312        3,894     6,206
    2,727          (7)       (4,255)       3,183       (3,722)         (2,074)       (1,113)      19,561    18,448
    3,819          (1)      (11,210)       5,882       (3,315)         (4,825)       (4,802)      10,973     6,171
        9          --            (1)         324           (3)            329           377           --       377
      194          --          (128)         183         (128)            121           336          751     1,087
      132          --           (52)         111          (72)            119           384          527       911
       95          --           (34)         329          (24)            366           622          527     1,149
      163          --          (126)         271         (253)             55            92          803       895
    2,570          (2)       (2,220)       2,905       (1,318)          1,935         5,467        9,566    15,033

                                                  NML Variable Annuity Account C

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

NML Variable Annuity Account C
(For a unit outstanding during the period)

                                                                      Dividend
                                                Unit Value,         Income as a %   Expense Ratio,
                                            as of Period End(3)      of Average       Lowest to        Total Return(5),
Division                                     Lowest to Highest      Net Assets(4)      Highest        Lowest to Highest
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock
   Year Ended 12/31/04.................   $2.295965 to $24.646196       0.00%       0.00% to 1.25%    17.32%  to  18.80%
   Year Ended 12/31/03.................   $1.956937 to $20.745671       0.00%       0.00% to 1.25%    31.41%  to  33.06%
   Year Ended 12/31/02.................   $1.489185 to $15.591407       0.16%       0.00% to 1.25%   (19.44%) to (18.42%)
   Year Ended 12/31/01.................   $1.848493 to $19.112629       0.01%       0.00% to 1.25%    (4.97%) to  (3.76%)
T. Rowe Price Small Cap Value (1)
   Year Ended 12/31/04.................   $1.549988 to $16.175980       0.21%       0.00% to 1.25%    23.02%  to  24.57%
   Year Ended 12/31/03.................   $1.259912 to $12.985287       0.00%       0.00% to 1.25%    33.48%  to  35.15%
   Year Ended 12/31/02.................   $0.943905 to $ 9.607906       0.49%       0.00% to 1.25%    (6.75%) to  (5.58%)
   Period Ended 12/31/01...............   $1.012260 to $10.175772       0.38%       0.00% to 1.25%     1.23%  to   1.76%
Aggressive Growth Stock
   Year Ended 12/31/04.................   $3.318231 to $54.747494       0.00%       0.00% to 1.25%    12.80%  to  14.22%
   Year Ended 12/31/03.................   $2.924175 to $47.932675       0.00%       0.00% to 1.25%    23.15%  to  24.69%
   Year Ended 12/31/02.................   $2.360410 to $38.441232       0.10%       0.00% to 1.25%   (22.13%) to (21.15%)
   Year Ended 12/31/01.................   $3.013165 to $48.753408       0.11%       0.00% to 1.25%   (20.88%) to (19.87%)
International Growth Stock (1)
   Year Ended 12/31/04.................   $1.286123 to $13.422496       1.15%       0.00% to 1.25%    20.08%  to  21.59%
   Year Ended 12/31/03.................   $1.071062 to $11.039080       1.79%       0.00% to 1.25%    37.27%  to  38.99%
   Year Ended 12/31/02.................   $0.780276 to $ 7.942434       0.27%       0.00% to 1.25%   (13.42%) to (12.34%)
   Period Ended 12/31/01...............   $0.901258 to $ 9.060000       0.00%       0.00% to 1.25%    (9.87%) to  (9.40%)
Franklin Templeton International Equity
   Year Ended 12/31/04.................   $2.549602 to $ 2.949634       1.70%       0.00% to 1.25%    17.85%  to  19.33%
   Year Ended 12/31/03.................   $2.163493 to $ 2.471833       1.64%       0.00% to 1.25%    38.72%  to  40.46%
   Year Ended 12/31/02.................   $1.559571 to $ 1.759773       2.11%       0.00% to 1.25%   (18.43%) to (17.40%)
   Year Ended 12/31/01.................   $1.911919 to $ 2.130553       1.81%       0.00% to 1.25%   (15.07%) to (14.00%)
AllianceBernstein Mid Cap Value (2)
   Year Ended 12/31/04.................   $1.547558 to $15.801473       1.03%       0.00% to 1.25%    17.19%  to  18.67%
   Period Ended 12/31/03...............   $1.320512 to $13.315544       1.22%       0.00% to 1.25%    32.05%  to  33.16%
Index 400 Stock
   Year Ended 12/31/04.................   $1.641894 to $17.624859       0.66%       0.00% to 1.25%    14.82%  to  16.26%
   Year Ended 12/31/03.................   $1.429987 to $15.159273       0.71%       0.00% to 1.25%    33.34%  to  35.01%
   Year Ended 12/31/02.................   $1.072428 to $11.227976       0.84%       0.00% to 1.25%   (15.60%) to (14.54%)
   Year Ended 12/31/01.................   $1.270690 to $13.138452       0.01%       0.00% to 1.25%    (1.90%) to  (0.65%)
Janus Capital Appreciation (2)
   Year Ended 12/31/04.................   $1.405312 to $14.349081       0.14%       0.00% to 1.25%    18.19%  to  19.67%
   Period Ended 12/31/03...............   $1.189063 to $11.990097       0.13%       0.00% to 1.25%    18.91%  to  19.90%
Growth Stock
   Year Ended 12/31/04.................   $2.378175 to $27.170823       0.70%       0.00% to 1.25%     5.34%  to   6.67%
   Year Ended 12/31/03.................   $2.257547 to $25.471804       0.80%       0.00% to 1.25%    17.47%  to  18.94%
   Year Ended 12/31/02.................   $1.921805 to $21.414901       1.20%       0.00% to 1.25%   (21.81%) to (20.83%)
   Year Ended 12/31/01.................   $2.458020 to $27.049526       0.79%       0.00% to 1.25%   (15.29%) to (14.22%)
Large Cap Core Stock
   Year Ended 12/31/04.................   $1.963264 to $22.430441       0.95%       0.00% to 1.25%     6.82%  to   8.16%
   Year Ended 12/31/03.................   $1.837972 to $20.737771       0.92%       0.00% to 1.25%    22.51%  to  24.05%
   Year Ended 12/31/02.................   $1.500218 to $16.717038       0.97%       0.00% to 1.25%   (29.09%) to (28.20%)
   Year Ended 12/31/01.................   $2.115675 to $23.281928       0.79%       0.00% to 1.25%    (8.92%) to  (7.77%)
Capital Guardian Domestic Equity (1)
   Year Ended 12/31/04.................   $1.159280 to $12.099054       1.48%       0.00% to 1.25%    15.40%  to  16.85%
   Year Ended 12/31/03.................   $1.004585 to $10.354264       1.96%       0.00% to 1.25%    32.74%  to  34.41%
   Year Ended 12/31/02.................   $0.756787 to $ 7.703469       2.12%       0.00% to 1.25%   (22.22%) to (21.24%)
   Period Ended 12/31/01...............   $0.973004 to $ 9.781208       0.71%       0.00% to 1.25%    (2.70%) to  (2.19%)
T. Rowe Price Equity Income (2)
   Year Ended 12/31/04.................   $1.394433 to $14.237970       1.39%       0.00% to 1.25%    13.73%  to  15.16%
   Period Ended 12/31/03...............   $1.226098 to $12.363579       3.03%       0.00% to 1.25%    22.61%  to  23.64%
Index 500 Stock
   Year Ended 12/31/04.................   $3.396371 to $50.112283       1.32%       0.00% to 1.25%     9.32%  to  10.70%
   Year Ended 12/31/03.................   $3.088134 to $45.268617       1.46%       0.00% to 1.25%    26.84%  to  28.43%
   Year Ended 12/31/02.................   $2.420098 to $35.246385       1.44%       0.00% to 1.25%   (23.04%) to (22.07%)
   Year Ended 12/31/01.................   $3.125796 to $45.228886       1.31%       0.00% to 1.25%   (12.98%) to (11.88%)

(1)  Division commenced operations on July 31, 2001.
(2)  Division commenced operations on May 1, 2003.
(3)  Year ended 12/31/03 unit value ranges revised from previous annual report.
(4)  Year ended 12/31/01 revised from previous reports.
(5) Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

     The Accompanying Notes are an Integral Part of the Financial Statements

NML Variable Annuity Account C

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

NML Variable Annuity Account C
(For a unit outstanding during the period)

                                                              Dividend
                                       Unit Value,          Income as a %   Expense Ratio,
                                   as of Period End(3)       of Average       Lowest to        Total Return(5),
Division                            Lowest to Highest       Net Assets(4)      Highest        Lowest to Highest
-----------------------------------------------------------------------------------------------------------------
Asset Allocation (1)
   Year Ended 12/31/04........   $1.117219 to $ 11.659896       0.00%       0.00% to 1.25%     8.65%  to  10.02%
   Year Ended 12/31/03........   $1.028260 to $ 10.598020       1.72%       0.00% to 1.25%    19.13%  to  20.63%
   Year Ended 12/31/02........   $0.863125 to $  8.785751       2.61%       0.00% to 1.25%   (11.37%) to (10.26%)
   Period Ended 12/31/01......   $0.973862 to $  9.789803       0.72%       0.00% to 1.25%    (2.61%) to  (2.10%)
Balanced
   Year Ended 12/31/04........   $2.776467 to $107.555819       2.55%       0.00% to 1.25%     6.55%  to   7.89%
   Year Ended 12/31/03........   $2.590151 to $ 99.686821       3.21%       0.00% to 1.25%    16.53%  to  17.99%
   Year Ended 12/31/02........   $2.209502 to $ 84.486469       4.05%       0.00% to 1.25%    (8.68%) to  (7.54%)
   Year Ended 12/31/01........   $2.405185 to $ 91.372736       4.21%       0.00% to 1.25%    (4.36%) to  (3.15%)
High Yield Bond
   Year Ended 12/31/04........   $2.021608 to $ 23.096633       6.94%       0.00% to 1.25%    11.36%  to  12.76%
   Year Ended 12/31/03........   $1.815388 to $ 20.482734       0.21%       0.00% to 1.25%    27.46%  to  29.06%
   Year Ended 12/31/02........   $1.424293 to $ 15.870922      10.23%       0.00% to 1.25%    (4.10%) to  (2.89%)
   Year Ended 12/31/01........   $1.485164 to $ 16.343831      10.11%       0.00% to 1.25%     3.72%  to   5.03%
Select Bond
   Year Ended 12/31/04........   $2.273220 to $134.012491       4.24%       0.00% to 1.25%     3.44%  to   4.75%
   Year Ended 12/31/03........   $2.184385 to $127.939507       3.86%       0.00% to 1.25%     4.18%  to   5.49%
   Year Ended 12/31/02........   $2.084184 to $121.279762       4.77%       0.00% to 1.25%    10.70%  to  12.09%
   Year Ended 12/31/01........   $1.871532 to $108.200259       5.60%       0.00% to 1.25%     8.99%  to  10.37%
Money Market
   Year Ended 12/31/04........   $1.524874 to $ 35.049174       1.42%       0.00% to 1.25%     0.17%  to   1.43%
   Year Ended 12/31/03........   $1.513153 to $ 34.553668       1.29%       0.00% to 1.25%    (0.02%) to   1.23%
   Year Ended 12/31/02........   $1.504462 to $ 34.132616       1.66%       0.00% to 1.25%     0.39%  to   1.65%
   Year Ended 12/31/01........   $1.489628 to $ 33.577318       7.64%       0.00% to 1.25%     2.62%  to   3.92%
Fidelity VIP Mid Cap (2)
   Year Ended 12/31/04........   $1.717354 to $ 17.535222       0.00%       0.00% to 1.25%    23.11%  to  24.66%
   Period Ended 12/31/03......   $1.395022 to $ 14.066904       0.00%       0.00% to 1.25%    39.50%  to  40.67%
Russell Multi-Style Equity
   Year Ended 12/31/04........   $0.820050 to $  8.802993       0.67%       0.00% to 1.25%     8.44%  to   9.81%
   Year Ended 12/31/03........   $0.756197 to $  8.016570       0.70%       0.00% to 1.25%    27.26%  to  28.86%
   Year Ended 12/31/02........   $0.594202 to $  6.221208       0.62%       0.00% to 1.25%   (24.14%) to (23.19%)
   Year Ended 12/31/01........   $0.783335 to $  8.099453       0.46%       0.00% to 1.25%   (15.28%) to (14.21%)
Russell Aggressive Equity
   Year Ended 12/31/04........   $1.355022 to $ 14.545498       0.17%       0.00% to 1.25%    13.30%  to  14.73%
   Year Ended 12/31/03........   $1.195908 to $ 12.677885       0.11%       0.00% to 1.25%    43.79%  to  45.60%
   Year Ended 12/31/02........   $0.831686 to $  8.707578       0.00%       0.00% to 1.25%   (20.06%) to (19.06%)
   Year Ended 12/31/01........   $1.040412 to $ 10.757522       0.11%       0.00% to 1.25%    (3.58%) to  (2.36%)
Russell Non-U.S.
   Year Ended 12/31/04........   $1.085315 to $ 11.650240       2.09%       0.00% to 1.25%    16.83%  to  18.30%
   Year Ended 12/31/03........   $0.928976 to $  9.848016       3.46%       0.00% to 1.25%    37.07%  to  38.79%
   Year Ended 12/31/02........   $0.677755 to $  7.095865       1.62%       0.00% to 1.25%   (16.20%) to (15.15%)
   Year Ended 12/31/01........   $0.808779 to $  8.362558       0.59%       0.00% to 1.25%   (23.00%) to (22.03%)
Russell Core Bond
   Year Ended 12/31/04........   $1.319453 to $ 14.163304       2.45%       0.00% to 1.25%     3.36%  to   4.66%
   Year Ended 12/31/03........   $1.276523 to $ 13.532112       3.52%       0.00% to 1.25%     4.83%  to   6.15%
   Year Ended 12/31/02........   $1.217720 to $ 12.748590       2.91%       0.00% to 1.25%     7.49%  to   8.84%
   Year Ended 12/31/01........   $1.132872 to $ 11.713217       6.24%       0.00% to 1.25%     6.07%  to   7.41%
Russell Real Estate Securities
   Year Ended 12/31/04........   $2.277262 to $ 24.444468       2.32%       0.00% to 1.25%    33.20%  to  34.87%
   Year Ended 12/31/03........   $1.709672 to $ 18.123797       5.38%       0.00% to 1.25%    35.51%  to  37.21%
   Year Ended 12/31/02........   $1.261665 to $ 13.208871       5.22%       0.00% to 1.25%     2.51%  to   3.80%
   Year Ended 12/31/01........   $1.230726 to $ 12.725061       5.28%       0.00% to 1.25%     6.49%  to   7.84%

(1)  Division commenced operations on July 31, 2001.
(2)  Division commenced operations on May 1, 2003.
(3)  Year ended 12/31/03 unit value ranges revised from previous annual report.
(4)  Year ended 12/31/01 revised from previous reports.
(5) Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

     The Accompanying Notes are an Integral Part of the Financial Statements

                                                  NML Variable Annuity Account C

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NML Variable Annuity Account C
December 31, 2004

Note 1 -- NML Variable Annuity Account C (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Currently, two versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments and Simplified Load contracts with an installation fee of $750.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund III and the Russell Investment Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are open-end investment companies registered under the Investment Company Act of 1940.

Note 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. Annuity reserves are based on the 1983 Annuity Table a, adjusted with assumed interest rates of 3.5% or 5%.

Note 5 -- Dividend income and distributions of net realized gains from the Funds are recorded on the ex-date of the dividends. Transactions in Funds' shares are accounted for on the trade date. The basis for determining cost on sale of the Funds' shares is identified cost. Purchases and sales of the Funds' shares for the year ended December 31, 2004 by each Division are shown as follows: (in thousands)

Division                                                     Purchases    Sales
--------                                                     ---------   -------
Small Cap Growth Stock....................................     $5,795    $ 4,409
T. Rowe Price Small Cap Value.............................        457        211
Aggressive Growth Stock...................................      8,317     14,411
International Growth......................................        309         50
Franklin Templeton International Equity...................      9,122      5,800
AllianceBernstein Mid Cap Value...........................        137          7
Index 400 Stock...........................................      7,872      3,982
Janus Capital Appreciation................................        134          4
Growth Stock..............................................      3,954      5,164

Division                                                     Purchases    Sales
--------                                                     ---------   -------
Large Cap Core Stock......................................    $ 2,904    $ 2,870
Capital Guardian Domestic Equity..........................        441        190
T. Rowe Price Equity Income...............................        175         53
Index 500 Stock...........................................     11,524     13,264
Asset Allocation..........................................        381         82
Balanced..................................................     10,568     12,636
High Yield Bond...........................................      1,509      1,345
Select Bond...............................................      3,196      4,631
Money Market..............................................      2,453      4,527
Fidelity VIP Mid Cap......................................         77        123
Russell Multi-Style Equity................................        612         35
Russell Aggressive Equity.................................        197        217
Russell Non-U.S...........................................        394        303
Russell Core Bond.........................................        549         47
Russell Real Estate Securities............................     13,103      4,108

Note 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued before December 17, 1981 or between April 30, 1984 and December 31, 1991, there is no deduction for annuity rate and expense guarantees.

For contracts issued after December 16, 1981, and prior to May 1, 1984, the deduction is determined daily at an annual rate of 0.5% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 0.75% annual rate.

Generally, for contracts issued after December 31, 1991, for the Front Load version and the Simplified Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1% and 1.5% annual rates, respectively.

Since 1996, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Payment in the accompanying financial statements.

Note 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account.

NML Variable Annuity Account C

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Accordingly, no provision for any such liability has been made.

Note 8 -- The changes in units outstanding for the years ended December 31, 2004 and December 31, 2003 by each Division are shown as follows:
(in thousands)

                                                       Units     Units    Net Increase
Year Ended December 31, 2004                          Issued   Redeemed    (Decrease)
--------------------------------------------------------------------------------------
Small Cap Growth Stock Division....................      606       861        (255)
T. Rowe Price Small Cap Value Division.............      337       245          92
Aggressive Growth Stock Division...................      504     1,222        (718)
International Growth Division......................      243        92         151
Franklin Templeton International Equity Division...    4,380     3,498         882
AllianceBernstein Mid Cap Value Division...........       99        26          73
Index 400 Stock Division...........................    1,004       863         141
Janus Capital Appreciation Division................      125        24         101
Growth Stock Division..............................      623     1,203        (580)
Large Cap Core Stock Division......................      656     1,264        (608)
Capital Guardian Domestic Equity Division..........      609       363         246
T. Rowe Price Equity Income Division...............      215       145          70
Index 500 Stock Division...........................      931     1,534        (603)
Asset Allocation Division..........................      361       180         181
Balanced Division..................................      891     1,484        (593)
High Yield Bond Division...........................      282       375         (93)
Select Bond Division...............................      307       476        (169)
Money Market Division..............................    1,583     2,427        (844)
Fidelity VIP Mid Cap Division......................      116       187         (71)
Russell Multi-Style Equity Division................      923       172         751
Russell Aggressive Equity Division.................      265       301         (36)
Russell Non-U.S. Division..........................      426       346          80
Russell Core Bond Division.........................      590       235         355
Russell Real Estate Securities Division............    1,069       654         415


                                                       Units     Units    Net Increase
Year Ended December 31, 2003                          Issued   Redeemed    (Decrease)
--------------------------------------------------------------------------------------
Small Cap Growth Stock Division....................      572       406         166
T. Rowe Price Small Cap Value Division.............      216        58         158
Aggressive Growth Stock Division...................      699     2,136      (1,437)
International Growth Division......................       74        13          61
Franklin Templeton International Equity Division...    2,522     3,078        (556)
AllianceBernstein Mid Cap Value Division #.........      172        --         172
Index 400 Stock Division...........................      552       603         (51)
Janus Capital Appreciation Division #..............      196        --         196
Growth Stock Division..............................      500       816        (316)
Large Cap Core Stock Division......................      607     1,657      (1,050)
Capital Guardian Domestic Equity Division..........      466        48         418
T. Rowe Price Equity Income Division #.............      117        --         117
Index 500 Stock Division...........................      958     2,729      (1,771)
Asset Allocation Division..........................       38       624        (586)
Balanced Division..................................      738     2,311      (1,573)
High Yield Bond Division...........................      273       168         105
Select Bond Division...............................      217       389        (172)
Money Market Division..............................    1,869     4,171      (2,302)
Fidelity VIP Mid Cap Division #....................      269        --         269
Russell Multi-Style Equity Division................      248       240           8
Russell Aggressive Equity Division.................      179        52         127
Russell Non-U.S. Division..........................      498        49         449
Russell Core Bond Division.........................      130       103          27
Russell Real Estate Securities Division............      535       399         136

#    The initial investment in this Division was made on May 1, 2003.

                                                  NML Variable Annuity Account C

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 9 -- Equity Values by Division are shown as follows:

                                                                       Group Variable Annuity Contract Issued:
                                               ---------------------------------------------------------------------------------
                                                         Before December 17, 1981
                                                        or between April 30, 1984                 After December 16, 1981
                                                           and December 31, 1991                  and Prior to May 1, 1984
                                               -----------------------------------------   -------------------------------------
                                               Accumulation      Units                     Accumulation      Units
Division                                        Unit Value    Outstanding      Equity       Unit Value    Outstanding    Equity
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock......................    $ 24.646196     1,175,633   $ 28,974,881    $ 23.956264         --      $     --
T. Rowe Price Small Cap Value...............      16.175980        14,044        227,175      15.901602         --            --
Aggressive Growth Stock.....................      54.747494     1,379,736     75,537,088      51.060593         --            --
International Growth........................      13.422496         8,451        113,434      13.194729         --            --
Franklin Templeton International Equity            2.949634    18,695,952     55,146,216       2.782359         --            --
AllianceBernstein Mid Cap Value.............      15.801473           370          5,847      15.670114         --            --
Index 400 Stock.............................      17.624859     1,466,700     25,850,381      17.131512         --            --
Janus Capital Appreciation..................      14.349081            99          1,421      14.229799         --            --
Growth Stock................................      27.170823       804,408     21,856,427      25.758905         --            --
Large Cap Core Stock........................      22.430441       689,706     15,470,410      21.264720         --            --
Capital Guardian Domestic Equity............      12.099054         8,735        105,685      11.893730         --            --
T. Rowe Price Equity Income.................      14.237970         2,390         34,029      14.119597         --            --
Index 500 Stock.............................      50.112283     1,651,992     82,785,091      46.733245         --            --
Asset Allocation............................      11.659896        42,757        498,542      11.462082         --            --
Balanced....................................     107.555819       533,645     57,396,625      95.895281      8,155       782,026
High Yield Bond.............................      23.096633       224,928      5,195,079      21.896587         --            --
Select Bond.................................     134.012491        80,822     10,831,158     119.425260         --            --
Money Market................................      35.049174         2,132         74,725      31.286399         --            --
Fidelity VIP Mid Cap........................      17.535222         4,283         75,103      17.389476         --            --
Russell Multi-Style Equity..................       8.802993        24,338        214,247       8.556544         --            --
Russell Aggressive Equity...................      14.545498           557          8,102      14.138303         --            --
Russell Non-U.S.............................      11.650240         1,535         17,883      11.324119         --            --
Russell Core Bond...........................      14.163304           174          2,464      13.766970         --            --
Russell Real Estate Securities..............      24.444468     1,080,457     26,411,197      23.760619         --            --
                                                                            ------------                                --------
  Equity....................................                                 406,833,210                                 782,026
  Annuity Reserves..........................                                     696,847                                      --
                                                                            ------------                                --------
  Total Equity..............................                                $407,530,057                                $782,026
                                                                            ============                                ========

                                                                     Group Combination Annuity Contract Issued:
                                               -----------------------------------------------------------------------------------
                                                         After December 31, 1991                  After December 31, 1991
                                                           Front Load Version                     Simplified Load Version
                                               ----------------------------------------   ----------------------------------------
                                               Accumulation      Units                    Accumulation      Units
Division                                        Unit Value    Outstanding     Equity       Unit Value    Outstanding     Equity
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock......................    $2.375356        129,562    $   307,756    $2.295965        546,475    $ 1,254,687
T. Rowe Price Small Cap Value...............     1.582043        181,718        287,486     1.549988        485,404        752,370
Aggressive Growth Stock.....................     3.318231        713,073      2,366,141     4.871253      1,159,746      5,649,416
International Growth........................     1.312727        119,051        156,281     1.286123        143,987        185,185
Franklin Templeton International Equity.....     2.734209        503,609      1,376,972     2.549602      1,293,726      3,298,486
AllianceBernstein Mid Cap Value.............     1.563095        172,144        269,077     1.547558         71,832        111,164
Index 400 Stock.............................     1.698670        242,833        412,493     1.641894        875,773      1,437,926
Janus Capital Appreciation..................     1.419420        182,409        258,915     1.405312        114,911        161,486
Growth Stock................................     2.535103        419,729      1,064,056     2.378175      1,096,533      2,607,747
Large Cap Core Stock........................     2.092800        309,072        646,826     1.963264        938,261      1,842,054
Capital Guardian Domestic Equity............     1.183300        330,668        391,279     1.159280      1,017,404      1,179,456
T. Rowe Price Equity Income.................     1.408447         23,101         32,537     1.394433        161,142        224,702
Index 500 Stock.............................     3.396371      1,052,555      3,574,867     4.116350      2,018,372      8,308,326
Asset Allocation............................     1.140330         57,490         65,558     1.117219        859,771        960,552
Balanced....................................     2.776467      1,519,731      4,219,483     7.989947      1,795,832     14,348,603
High Yield Bond.............................     2.155028        156,076        336,348     2.021608        561,947      1,136,037
Select Bond.................................     2.273220        523,858      1,190,844     9.901557        452,984      4,485,247
Money Market................................     1.524874        511,877        780,548     2.738952      1,181,420      3,235,853
Fidelity VIP Mid Cap........................     1.734607         18,068         31,341     1.717354        175,435        301,284
Russell Multi-Style Equity..................     0.848412      1,055,284        895,316     0.820050        856,496        702,370
Russell Aggressive Equity...................     1.401874        148,157        207,697     1.355022        565,148        765,788
Russell Non-U.S.............................     1.122807        708,720        795,756     1.085315        566,259        614,569
Russell Core Bond...........................     1.365029        616,569        841,635     1.319453        417,466        550,827
Russell Real Estate Securities..............     2.355972        271,346        639,284     2.277262        696,471      1,586,047
                                                                            -----------                                -----------
  Equity....................................                                 21,148,496                                 55,700,182
  Annuity Reserves..........................                                         --                                         --
                                                                            -----------                                -----------
  Total Equity..............................                                $21,148,496                                $55,700,182
                                                                            ===========                                ===========

NML Variable Annuity Account C

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

[LOGO] PRICEWATERHOUSECOOPERS

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations, and of changes in equity and the financial highlights present fairly, in all material respects, the financial position of the NML Variable Annuity Account C and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Division, Franklin Templeton International Equity Division, AllianceBernstein Mid Cap Value Division, Index 400 Stock Division, Janus Capital Appreciation Division, Growth Stock Division, Large Cap Core Stock Division, Capital Guardian Domestic Equity Division, T. Rowe Price Equity Income Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Fidelity VIP Mid Cap Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, and Russell Real Estate Securities Division at December 31, 2004, and the results of each of their operations, the changes in each of their equity and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2004 with Northwestern Mutual Series Fund, Inc., Fidelity VIP Mid Cap Portfolio and the Russell Investment Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
------------------------------
Milwaukee, Wisconsin
February 3, 2005

                         Report of Independent Registered Public Accounting Firm

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.


                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Financial Position
(in millions)
--------------------------------------------------------------------------------

                                                                 December 31,
                                                             -------------------
                                                               2004       2003
                                                             --------   --------
Assets:
   Bonds                                                     $ 60,930   $ 55,571
   Common and preferred stocks                                  7,414      6,577
   Mortgage loans                                              17,240     16,426
   Real estate                                                  1,619      1,481
   Policy loans                                                 9,750      9,546
   Other investments                                            5,774      4,851
   Cash and temporary investments                               2,949      2,594
                                                             --------   --------
      Total investments                                       105,676     97,046

   Due and accrued investment income                            1,133      1,126
   Net deferred tax assets                                        936      1,198
   Deferred premium and other assets                            1,894      1,790
   Separate account assets                                     14,318     12,662
                                                             --------   --------
      Total assets                                           $123,957   $113,822
                                                             ========   ========

Liabilities and Surplus:
   Reserves for policy benefits                              $ 87,588   $ 81,280
   Policyowner dividends payable                                3,910      3,770
   Interest maintenance reserve                                   943        815
   Asset valuation reserve                                      2,556      2,568
   Income taxes payable                                           665        737
   Other liabilities                                            5,043      4,443
   Separate account liabilities                                14,318     12,662
                                                             --------   --------
      Total liabilities                                       115,023    106,275

   Surplus                                                      8,934      7,547
                                                             --------   --------
      Total liabilities and surplus                          $123,957   $113,822
                                                             ========   ========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Operations
(in millions)
--------------------------------------------------------------------------------

                                                              For the year ended
                                                                 December 31,
                                                        ------------------------------
                                                          2004       2003       2002
                                                        --------   --------   --------
Revenue:
   Premiums                                             $ 10,682   $ 10,307   $ 10,108
   Net investment income                                   6,117      5,737      5,477
   Other income                                              511        501        439
                                                        --------   --------   --------
      Total revenue                                       17,310     16,545     16,024
                                                        --------   --------   --------
Benefits and expenses:
   Benefit payments to policyowners and beneficiaries      4,487      4,079      3,902
   Net additions to policy benefit reserves                6,181      6,260      6,186
   Net transfers to separate accounts                        422        288        242
                                                        --------   --------   --------
      Total benefits                                      11,090     10,627     10,330

   Commissions and operating expenses                      1,741      1,690      1,580
                                                        --------   --------   --------
      Total benefits and expenses                         12,831     12,317     11,910
                                                        --------   --------   --------
Gain from operations before dividends and taxes            4,479      4,228      4,114
Policyowner dividends                                      3,880      3,765      3,792
                                                        --------   --------   --------
Gain from operations before taxes                            599        463        322
Income tax expense (benefit)                                (124)       (90)      (442)
                                                        --------   --------   --------
Net gain from operations                                     723        553        764
Net realized capital gains (losses)                           94        139       (606)
                                                        --------   --------   --------
      Net income                                        $    817   $    692   $    158
                                                        ========   ========   ========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Changes in Surplus
(in millions)
--------------------------------------------------------------------------------

                                                         For the year ended
                                                            December 31,
                                                     -------------------------
                                                      2004      2003     2002
                                                     ------   -------   ------
Beginning of year balance                            $7,547   $ 7,217   $6,892
   Net income                                           817       692      158
   Change in net unrealized capital gains (losses)      645     1,171     (517)
   Change in net deferred income tax                     28      (137)      44
   Change in nonadmitted assets and other              (115)      (96)    (126)
   Change in asset valuation reserve                     12    (1,300)     766
                                                     ------   -------   ------
Net increase in surplus                               1,387       330      325
                                                     ------   -------   ------
End of year balance                                  $8,934   $ 7,547   $7,217
                                                     ======   =======   ======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

                                                                    For the year ended
                                                                       December 31,
                                                               ---------------------------
                                                                 2004      2003     2002
                                                               -------   -------   -------
Cash flows from operating activities:
   Premiums and other income received                          $ 7,584   $ 6,984   $ 6,947
   Investment income received                                    5,999     5,727     5,224
   Disbursement of policy loans, net of repayments                (199)     (254)     (264)
   Benefit payments to policyowners and beneficiaries           (4,650)   (4,312)   (4,130)
   Net transfers to separate accounts                             (418)     (284)     (257)
   Commissions, expenses and taxes paid                         (1,900)   (1,637)   (1,855)
                                                               -------   -------   -------
         Net cash provided by operating activities               6,416     6,224     5,665
                                                               -------   -------   -------
Cash flows from investing activities:
   Proceeds from investments sold or matured:
      Bonds                                                     47,537    75,838    60,865
      Common and preferred stocks                                3,300     2,392     1,766
      Mortgage loans                                             1,867     1,843     1,532
      Real estate                                                  109       356       468
      Other investments                                          1,258     1,047     1,646
                                                               -------   -------   -------
                                                                54,071    81,476    66,277
                                                               -------   -------   -------
   Cost of investments acquired:
      Bonds                                                     52,323    79,994    67,398
      Common and preferred stocks                                3,150     2,708     2,003
      Mortgage loans                                             2,670     2,534     2,005
      Real estate                                                  259       191       191
      Other investments                                          1,757     1,387       748
                                                               -------   -------   -------
                                                                60,159    86,814    72,345
                                                               -------   -------   -------
         Net cash applied to investing activities               (6,088)   (5,338)   (6,068)
                                                               -------   -------   -------
Cash flows from financing and miscellaneous sources:
   Net inflows on deposit-type contracts                            32       142       249
   Other cash applied                                               (5)     (248)      (50)
                                                               -------   -------   -------
         Net cash provided by (applied to) financing and
         other activities:                                          27      (106)      199
                                                               -------   -------   -------
         Net increase (decrease) in cash and
            temporary investments                                  355       780      (204)
Cash and temporary investments, beginning of year                2,594     1,814     2,018
                                                               -------   -------   -------
            Cash and temporary investments, end
               of year                                         $ 2,949   $ 2,594   $ 1,814
                                                               =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


1.   Basis of Presentation and Changes in Accounting Principles

     The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions have been eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business and estate markets.

     The consolidated financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). See Notes 2 and 11. Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) investment valuations and policy benefit reserves are established using different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income and (6) no deferral of realized investment gains and losses is permitted. The effects on the financial statements of the Company attributable to the differences between the statutory basis of accounting and GAAP are material.

2.   Summary of Significant Accounting Policies

     The preparation of financial statements in accordance with the statutory basis of accounting requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods then ended. Actual future results could differ from these estimates and assumptions.

     Investments

     See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

     Policy Loans

     Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies, and are reported in the financial statements at unpaid principal balance.

     Other Investments

     Other investments consist primarily of partnership investments (including real estate, venture capital and leveraged buyout fund limited partnerships), real estate joint ventures, leveraged leases and unconsolidated non-insurance subsidiaries organized as limited liability companies. These investments are valued based on the equity method of accounting. Other investments also include derivative financial instruments. See Note 4 regarding the Company's use of derivatives and their presentation in the financial statements.

     Other investments include $104 million and $103 million of interests in oil and natural gas production at December 31, 2004 and 2003, respectively. These oil and gas interests are accounted for using the full cost method, a method permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. The NAIC "Accounting Practices and Procedures Manual" does not provide accounting guidance for oil and gas interests.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Temporary Investments

     Temporary investments represent securities that had maturities of one year or less at purchase and are reported at amortized cost, which approximates fair value.

     Net Investment Income

     Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Net investment income also includes dividends paid to the Company from accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries and prepayment fees on bonds and mortgages. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

     Interest Maintenance Reserve

     The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments and derivatives that are attributable to changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining term to maturity of the investment sold or the asset/liability hedged by the derivative.

     Investment Capital Gains and Losses

     Realized capital gains and losses are recognized based upon specific identification of securities sold. Realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments that have experienced a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) whether the decline is substantial, (2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value, (3) the duration and extent to which the fair value has been less than cost, and (4) the financial condition and near-term prospects of the issuer in relation to the anticipated recovery period. Realized capital gains and losses as reported in the consolidated statement of operations exclude any IMR deferrals. See Note 3 regarding realized capital gains and losses.

     Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks and changes in valuation adjustments made for bonds in or near default. Changes in the Company's share of undistributed earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries are also classified as changes in unrealized capital gains and losses. See Note 3 regarding changes in unrealized capital gains and losses.

     Asset Valuation Reserve

     The Company is required to maintain an asset valuation reserve ("AVR"). The AVR represents a reserve liability for invested asset valuation using a formula prescribed by the National Association of Insurance Commissioners ("NAIC"). The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

     Separate Accounts

     See Note 7 regarding separate account assets and liabilities reported by the Company.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Premium Revenue

     Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue when received by the Company. Considerations received on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from revenue in the consolidated statement of operations. Premium revenue is reported net of ceded reinsurance, see Note 9.

     Other Income

     Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges.

     Benefit Payments to Policyowners and Beneficiaries

     Benefit payments to policyowners and beneficiaries include death, surrender, disability and long-term care benefits, as well as matured endowments and payments on supplementary insurance contracts that include life contingencies. Benefit payments on supplementary insurance contracts without life contingencies are deposit-type transactions and thereby excluded from benefits in the consolidated statement of operations. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

     Reserves for Policy Benefits

     See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

     Commissions and Operating Expenses

     Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

     Electronic Data Processing Equipment and Software

     The cost of electronic data processing ("EDP") equipment and operating system software used in the Company's business is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years. EDP equipment and operating software assets of $37 million and $25 million at December 31, 2004 and 2003, respectively, are classified as other assets in the consolidated statement of financial position and are net of accumulated depreciation of $68 million and $56 million, respectively. Non-operating software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for EDP equipment and software totaled $56 million, $42 million and $27 million for the years ended December 31, 2004, 2003 and 2002, respectively.

     Furniture, Fixtures and Equipment

     The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from reported assets and surplus in the consolidated statement of financial position. Depreciation expense for furniture, fixtures and equipment totaled $7 million, $6 million and $6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

     Policyowner Dividends

     Almost all life insurance and disability income policies and certain annuity contracts and long-term care policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies during the subsequent fiscal year,

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. Dividends used by policyowners to purchase additional insurance are reported as premiums in the consolidated statement of operations, but are not included in premiums received or benefit payments in the consolidated statement of cash flows.

     Nonadmitted Assets

     Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to pension funding, amounts advanced to or due from the Company's field representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation) are excluded from reported assets and surplus in the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus.

3.   Investments

     Bonds

     Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes estimates of future prepayments obtained from independent sources. Prepayment assumptions are updated at least annually. During 2004, the retrospective adjustment method was used to recognize related changes in the estimated yield-to-maturity of such securities. Prior to 2004, the prospective adjustment method was used. The cumulative effect of this change in method as of January 1, 2004 was immaterial.

     Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value, or for bonds with a decline in fair value that management considers to be other-than-temporary. See Note 2. At December 31, 2004 and 2003, the reported value of bonds was reduced by $42 million and $277 million, respectively, in valuation adjustments.

     Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Statement value and estimated fair value of bonds at December 31, 2004 and 2003 were as follows:

                                                 Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized     Fair
     December 31, 2004                        Value        Gains       Losses       Value
                                            ---------   ----------   ----------   ---------
                                                               (in millions)
     U.S. Government                         $ 8,848      $  475       $ (47)      $ 9,276
     States, territories and possessions         264          43          (1)          306
     Special revenue and assessments          11,207         178         (28)       11,357
     Public utilities                          3,915         304          (6)        4,213
     Banks, trust and insurance companies      8,254         542         (41)        8,755
     Industrial and miscellaneous             28,442       1,621        (179)       29,884
                                             -------      ------       -----       -------
        Total                                $60,930      $3,163       $(302)      $63,791
                                             =======      ======       =====       =======

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                                 Reconciliation to Estimated Fair Value
                                            -----------------------------------------------
                                                           Gross        Gross     Estimated
                                            Statement   Unrealized   Unrealized      Fair
     December 31, 2003                        Value        Gains       Losses       Value
     -----------------                      ---------   ----------   ----------   ---------
                                                               (in millions)
     U.S. Government                         $ 9,233      $  476       $ (42)      $ 9,667
     States, territories and possessions         374          56          (4)          426
     Special revenue and assessments          10,037         253         (41)       10,249
     Public utilities                          2,516         213          (6)        2,723
     Banks, trust and insurance companies      3,227          82         (24)        3,285
     Industrial and miscellaneous             30,184       2,303        (241)       32,246
                                             -------      ------       -----       -------
        Total                                $55,571      $3,383       $(358)      $58,596
                                             =======      ======       =====       =======

     Statement value and estimated fair value of bonds by contractual maturity at December 31, 2004 are presented below. Estimated maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Statement    Estimated
                                                            Value     Fair Value
                                                          ---------   ----------
                                                               (in millions)
     Due in one year or less                               $ 1,104      $ 1,123
     Due after one year through five years                  10,803       11,247
     Due after five years through ten years                 15,884       16,774
     Due after ten years                                    13,796       14,979
                                                           -------      -------
                                                            41,587       44,123

     Mortgage-backed and structured securities              19,343       19,668
                                                           -------      -------
        Total                                              $60,930      $63,791
                                                           =======      =======

     Common and Preferred Stocks

     Common stocks are generally reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. The equity method is generally used to value investments in common stock of unconsolidated non-insurance subsidiaries. See note 11 regarding the statement value of the Company's investment in Frank Russell Company.

     Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of amortized cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Valuation adjustments are made for preferred stocks rated 4 or less, which are reported at the lower of cost or fair value, or for common and preferred stocks with a decline in fair value that management considers to be other-than-temporary. At December 31, 2004 and 2003, the reported value of common and preferred stocks was reduced by $74 million and $182 million, respectively, in valuation adjustments.

     Mortgage Loans

     Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. Such fees are generally deferred upon receipt and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

     The maximum and minimum interest rates for mortgage loans originated during 2004 were 8.8% and 2.3%, respectively, while these rates during 2003 were 8.5% and 3.6%, respectively. The aggregate ratio of amounts loaned to the value of collateral for mortgage loans originated during 2004 and 2003 were 65% and 66%, respectively, with a maximum of 100% for any single loan during each of 2004 and 2003.

     Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is reported as an unrealized loss. Valuation adjustments for impairments considered to be other-than-temporary are reported as realized losses. At December 31, 2004 and 2003, the reported value of mortgage loans was reduced by $1 and $13 million, respectively, in valuation adjustments.

     Real Estate

     Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight-line method over the estimated useful lives of the improvements. An investment in real estate is considered impaired when, based on current information, the estimated fair value of the property is lower than depreciated cost. The estimated fair value is primarily based upon the present value of future cash flow (for commercial properties) or the capitalization of stabilized net operating income (for multi-family residential properties). When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, net of encumbrances. Valuation adjustments are reported as a realized loss. At December 31, 2004 and 2003, the reported value of real estate investments was reduced by $4 million and $0, respectively, in valuation adjustments.

     At December 31, 2004 and 2003, the reported value of real estate included $190 million and $180 million, respectively, of real estate properties occupied by the Company.

     Leveraged Leases

     Leveraged leases primarily represent investments in commercial aircraft or real estate property that are leased to third parties and serve as collateral for non-recourse borrowings. Leveraged leases are valued at the present value of future minimum lease payments, plus the residual value of the leased asset and classified as other investments in the consolidated statement of financial

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     position. At December 31, 2004 and 2003, the reported value of leveraged leases was $458 million and $513 million, respectively. During 2004, the Company reported realized capital losses of $4 million upon renegotiation of leveraged leases on certain commercial aircraft and realized capital losses of $14 million upon a change in the estimated timing of tax benefits for certain real property leases. During 2002, the Company utilized $108 million in existing valuation allowances to absorb losses on declines in value of certain commercial aircraft leases that were considered to be other-than-temporary.

     Capital Gains and Losses

     Realized investment gains and losses for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                        For the year ended               For the year ended               For the year ended
                                         December 31, 2004                December 31, 2003                December 31, 2002
                                  ------------------------------   ------------------------------   ------------------------------
                                                           Net                              Net                              Net
                                                        Realized                         Realized                         Realized
                                  Realized   Realized     Gains    Realized   Realized     Gains    Realized   Realized     Gains
                                    Gains     Losses    (Losses)     Gains     Losses    (Losses)     Gains     Losses    (Losses)
                                  --------   --------   --------   --------   --------   --------   -------    --------   --------
                                                                            (in millions)
     Bonds                         $  816    $  (369)    $ 447       $1,369   $  (861)    $ 508      $  950    $(1,237)    $(287)
     Common and
        preferred stocks              521       (211)      310          397      (402)       (5)        356       (619)     (263)
     Mortgage loans                    --         (1)       (1)          12        --        12          --         (4)       (4)
     Real estate                       48         (8)       40          198        --       198         121         (3)      118
     Other invested assets            325       (522)     (197)         145      (286)     (141)        158       (258)     (100)
                                   ------    -------     -----       ------   -------     -----      ------    -------     -----
                                   $1,710    $(1,111)      599       $2,121   $(1,549)      572      $1,585    $(2,121)     (536)
                                   ======    =======                 ======   =======                ======    =======
     Less: IMR gains (losses)                              317                              538                              264
     Less: Capital gains taxes
        (benefit)                                          188                             (105)                            (194)
                                                         -----                            -----                            -----
     Net realized capital gains
        (losses)                                         $  94                            $ 139                            $(606)
                                                         =====                            =====                            =====

     Proceeds from the sale of bond investments totaled $47 billion, $83 billion and $53 billion for the years ended December 31, 2004, 2003, and 2002, respectively.

     Realized losses (before capital gains taxes) included $116 million, $405 million and $588 million for the years ended December 31, 2004, 2003, and 2002, respectively, of valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.

     The amortized cost and estimated fair value of bonds and common and preferred stocks for which the estimated fair value had temporarily declined and remained below cost as of December 31, 2004 and 2003, were as follows:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                                     December 31, 2004
                           --------------------------------------------------------------------
                           Decline For Less Than 12 Months   Decline For Greater Than 12 Months
                           -------------------------------   ----------------------------------
                                        Fair                              Fair
                              Cost     Value    Difference        Cost    Value   Difference
                            -------   -------   ----------       ------  ------   ----------
                                                       (in millions)
     Bonds                  $13,173   $12,953     $(220)         $1,698  $1,616     $ (82)
     Common and
        preferred stocks        746       704       (42)            375     318       (57)
                            -------   -------     -----          ------  ------     -----
     Total                  $13,919   $13,657     $(262)         $2,073  $1,934     $(139)
                            =======   =======     =====          ======  ======     =====

                                                     December 31, 2003
                           --------------------------------------------------------------------
                           Decline For Less Than 12 Months   Decline For Greater Than 12 Months
                           -------------------------------   ----------------------------------
                                        Fair                              Fair
                              Cost     Value    Difference        Cost    Value   Difference
                            -------   -------   ----------       ------  ------   ----------
                                                       (in millions)
     Bonds                  $ 9,051   $ 8,804     $(247)         $1,559   $1,448     $(111)
     Common and
        preferred stocks        587       536       (51)            613      520       (93)
                            -------   -------     -----          ------   ------     -----
     Total                  $ 9,638   $ 9,340     $(298)         $2,172   $1,968     $(204)
                            =======   =======     =====          ======   ======     =====

     Changes in net unrealized investment gains and losses for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                                 For the year ended December 31,
                                                 -------------------------------
                                                      2004    2003     2002
                                                     -----   ------   -----
                                                          (in millions)
     Bonds                                           $  42   $  188   $(150)
     Common and preferred stocks                       818    1,372    (436)
     Other investments                                  75      163    (172)
                                                     -----   ------   -----
                                                       935    1,723    (758)
     Change in deferred taxes                         (290)    (552)    241
                                                     -----   ------   -----
                                                     $ 645   $1,171   $(517)
                                                     =====   ======   =====

     Securities Lending

     The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The aggregate statement value of loaned securities was $2.5 billion and $2.4 billion at December 31, 2004 and 2003, respectively. The Company's policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2004 and 2003, unrestricted cash collateral held by the Company of $2.6 billion and $2.5 billion, respectively, is classified as cash and invested assets and the offsetting collateral liability of $2.6 billion and $2.5 billion, respectively, is classified as other liabilities in the consolidated statement of financial position. At December 31, 2004 and 2003, additional non-cash collateral of $359 million and $482 million respectively, was held on the Company's behalf by a trustee and is not included in the consolidated statement of financial position.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


4.   Derivative Financial Instruments

     In the normal course of business, the Company enters into derivative transactions, generally to mitigate the risk to assets and surplus from fluctuations in interest rates, foreign currency exchange rates and other market risks.

     Cash flow and fair value hedges that qualify for hedge accounting are reported in a manner consistent with the item being hedged (e.g., at amortized cost or fair value). Cash flow and fair value hedges that do not qualify for hedge accounting are reported at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the derivative contract as of the reporting date. The reported statement value of derivatives is classified as other investments in the consolidated statement of financial position.

     Gains or losses realized upon maturity or termination of derivative positions are generally reported as realized capital gains or losses, net of tax. For derivatives that qualify for hedge accounting, gains or losses realized due to changes in market interest rates are deferred to the IMR, net of tax, and amortized into investment income over the estimated remaining term to maturity of the item being hedged. Gains or losses resulting from reporting open derivative positions at fair value are reported as unrealized capital gains or losses.

     In addition to cash flow and fair value hedges, the Company entered into replication transactions during 2004 and 2003. A replication transaction is a derivative transaction entered into in conjunction with other investment transactions to replicate the investment characteristics of otherwise permissible investments.

     The Company does not take positions in derivatives for income generation purposes.

     The Company implemented Statement of Statutory Accounting Principles ("SSAP") No. 86, Accounting for Derivative Instruments and Hedging Activities, which superceded SSAP 31 effective January 1, 2003. Upon implementation, the Company had the option of applying the new guidance to all derivatives as of January 1, 2003 or continuing to use the existing guidance of SSAP 31 for all derivatives held as of December 31, 2002. The Company chose to apply SSAP 86 guidance retroactively to derivatives held prior to January 1, 2003. The impact on surplus from the adoption of SSAP 86 was immaterial.

     The Company held the following derivative positions at December 31, 2004 and 2003:

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                           December 31, 2004              December 31, 2003
                                     ----------------------------   ----------------------------
                                     Statement   Notional    Fair   Statement   Notional   Fair
         Derivative Instrument         Value      Amount    Value     Value      Amount    Value
     -----------------------------   ---------   --------   -----   ---------   --------   -----
                                                            (in millions)
     Cash Flow Hedges:
        Foreign currency swaps          $ --      $   93    $(14)      $ --      $   36    $ (2)
        Interest rate swaps               --         351       9         --         473       6
        Interest rate basis swaps         --          80      --         --          --      --
        Commodity swaps                   --           3      --         --          --      --
        Swaptions                         30         681      21         23         521      25
        Interest rate floors              17         925      36         13         775      38

     Fair Value Hedges:
        Short equity futures              --          --      --         --          --      --
        Fixed income futures              --         345      --         --          --      --
        Foreign currency forwards        (72)      4,171     (72)       (43)      1,029     (43)
        Foreign currency covers           --          12      12
        Credit default swaps              (3)        220      (3)        --         203      (1)

     Replications:
        Fixed income                      --         210       2         --         230      (2)
        Long fixed income futures         --          --      --         --          --      --
        Long equity futures               --         152      --         --          28      --
        Construction loan forwards        --          82       3         --          --      --

     The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

     Foreign currency swaps are cash flow hedges used to mitigate exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

     Interest rate swaps are cash flow hedges used to mitigate exposure to interest rate risk on certain floating and fixed rate bonds. An interest rate swap is a contractual agreement to pay a rate of interest based upon a reference index in exchange for a fixed rate of interest established at the origination of the contract.

     Interest rate basis swaps are cash flow hedges used to mitigate the basis risk on certain hedges of variable rate preferred stocks. An interest rate basis swap is a contractual agreement to pay a rate of return based upon one reference index in exchange for receiving a rate of return based upon a different reference index.

     Commodity swaps are cash flow hedges used to mitigate exposure to market fluctuations for the forward sale of crude oil and natural gas production. Commodity swaps are contractual agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price.

     Swaptions are cash flow hedges used to mitigate the asset/liability risks of a significant and

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     sustained increase or decrease in interest rates for certain of the Company's insurance products. A swaption is a contractual agreement whereby one party holds an option to enter into an interest rate swap with another party on predefined terms.

     Interest rate floors are cash flow hedges used to mitigate the asset/liability risks of a significant and sustained decrease in interest rates for certain of the Company's insurance products. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level.

     Short equity index futures are fair value hedges used to mitigate exposure to market fluctuations for the Company's portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price.

     Fixed income futures are fair value hedges used to mitigate interest rate risk for a portion of the Company's fixed maturity investment portfolio. These futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. Unrealized losses of $2 million and unrealized gains of $8 million were recognized during 2004 and 2003, respectively, on contracts that were excluded from the assessment of hedge effectiveness.

     Foreign currency forwards are fair value hedges used to mitigate the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate. Unrealized losses of $29 million and $24 million were recognized during 2004 and 2003, respectively, on contracts that were excluded from the assessment of hedge effectiveness.

     Foreign currency covers are fair value hedges used to mitigate the foreign exchange risk on trades of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to pay or receive a specified amount of foreign currency at a future date at a specified exchange rate.

     Credit default swaps are fair value hedges used to mitigate the credit risk associated with investments in bonds of specific issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a "credit event" sustained by the bond issuer. A credit event is defined as bankruptcy, failure to pay or obligation acceleration.

     Fixed income replications are used to replicate a bond investment through the use of credit default swaps, interest rate swaps and cash market instruments. These replication transactions, including the derivative components, are reported at amortized cost. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million. No realized gains or losses were recognized during 2004 or 2003 on the termination of these contracts.

     Long fixed income futures replications are used to manage the duration of the fixed income portfolio and mitigate exposure to interest rate changes. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts are terminated. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million. Realized gains of $6 million and $29 million were recognized during 2004 and 2003 on the termination of these contracts.

     Long equity futures replications are used to gain equity market investment exposure. These replication transactions are reported at fair value, with changes in fair value reflected as a component of unrealized gains and losses until such time as the contracts are terminated. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Realized gains of $15 million and $28 million were recognized during 2004 and 2003, respectively, on the termination of these contracts.

     Construction loan forward replications are used to gain GNMA market investment exposure. These replication transactions are reported at amortized cost. During each of 2004 and 2003, the average fair value of such contracts was less than $1 million. No realized gains or losses were recognized during 2004 and 2003 on the termination of these contracts.

5.   Reserves for Policy Benefits

     Reserves for policy benefits represent the net present value of future policy benefits, less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI"). These actuarial tables and methods include assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these reserve estimates.

     General account reserves for policy benefits at December 31, 2004 and 2003 are summarized below:

                                                                 December 31,
                                                              -----------------
                                                                2004      2003
                                                              -------   -------
                                                                (in millions)

     Life insurance reserves                                  $77,418   $71,441
     Annuity reserves and deposit liabilities                   5,037     4,940
     Disability income and long-term care
        unpaid claims and claim reserves                        3,234     3,083
     Disability income and long-term care
        active life reserves                                    1,899     1,816
                                                              -------   -------
        Total reserves for policy benefits                    $87,588   $81,280
                                                              =======   =======

     Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") using the 1958 or 1980 CSO mortality tables with interest rates ranging from 3 1/2% to 5 1/2%. Other life insurance reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2004, the Company had $870 billion of total life insurance in-force, including $7.7 billion of life insurance in-force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

     Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

     Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

     Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments with interest rates ranging from 3 1/2% to 7 1/2%. Changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations.

     At December 31, 2004 and 2003, the withdrawal characteristics of the Company's general account annuity reserves and deposit liabilities were as follows:

                                                                  December 31,
                                                                ---------------
                                                                 2004     2003
                                                                ------   ------
                                                                 (in millions)
     Subject to discretionary withdrawal
        - with market value adjustment                          $1,290   $1,354
        - without market value adjustment                        2,413    2,340
     Not subject to discretionary withdrawal                     1,334    1,246
                                                                ------   ------
        Total                                                   $5,037   $4,940
                                                                ======   ======

     Unpaid claims and claim reserves for disability income policies are based on the present value of expected benefit payments, primarily using the 1985 Commissioner's Individual Disability Table A ("CIDA"), modified for Company experience in the first four years of disability, with interest rates ranging from 3% to 5 1/2%. Unpaid claims and claim reserves for long-term care policies are based on the present value of expected benefit payments using industry-based long-term care experience with a 4 1/2% interest rate.

     Reserves for unpaid claims, losses and loss adjustment expenses on disability income and long-term care insurance were $3.2 billion and $3.1 billion at December 31, 2004 and 2003, respectively. The table below provides a summary of the changes in these reserves for the years ended December 31, 2004 and 2003.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


                                                            For the year ended
                                                               December 31,
                                                            ------------------
                                                               2004     2003
                                                              ------   ------
                                                               (in millions)

Balance at January 1                                          $3,083   $2,907
Incurred related to:
   Current year                                                  472      466
   Prior year                                                     45       50
                                                              ------   ------
      Total incurred                                             517      516

Paid related to:
   Current year                                                  (18)     (17)
   Prior year                                                   (348)    (323)
                                                              ------   ------
      Total paid                                                (366)    (340)
                                                              ------   ------
Balance at December 31                                        $3,234   $3,083
                                                              ======   ======

     The changes in reserves for incurred claims related to prior years are generally the result of ongoing analysis of recent loss development trends.

     Active life reserves for disability income policies issued since 1987 are primarily based on the two-year preliminary term method using the 1985 CIDA for morbidity with a 4% interest rate and. Active life reserves for prior disability income policies are based on the net level premium method, using the 1964 Commissioner's Disability Table for morbidity with interest rates ranging from 3% to 4%.

     Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premium. Mid-terminal reserves are based on the one-year preliminary term method, industry-based morbidity experience, total terminations based on the 1983 Individual Annuity Mortality table without lapses or the 1983 Group Annuity Mortality table with lapses, with an interest rate of either 4% or 4.5%. For reserves using lapse assumptions, a separate calculation is performed using interest rates ranging from 5.2% to 6.0% and excluding lapses. Reserves resulting from the separate calculation are compared in the aggregate to the statutory minimum and the greater of the two is held.

6.   Premium and Annuity Considerations Deferred and Uncollected

     Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Deferred and uncollected premiums at December 31, 2004 and 2003 were as follows:

                        December 31, 2004   December 31, 2003
                        -----------------   -----------------
                         Gross      Net      Gross      Net
                         ------   ------     ------   ------
                                    (in millions)

Ordinary new business    $  162   $   76     $  171   $   76
Ordinary renewal          1,570    1,283      1,461    1,191
                         ------   ------     ------   ------
                         $1,732   $1,359     $1,632   $1,267
                         ======   ======     ======   ======

7.   Separate Accounts

     Separate account assets and related policy liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

     Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2004 and 2003:

                                                  December 31,
                                               -----------------
                                                 2004      2003
                                               -------   -------
                                                 (in millions)
     Subject to discretionary withdrawal
        - with market value adjustment         $11,987   $10,524
        - without market value adjustment           --        --
     Not subject to discretionary withdrawal     2,109     1,886
     Non-policy liabilities                        222       252
                                               -------   -------
        Total separate account liabilities     $14,318   $12,662
                                               =======   =======

     While separate account liability values are not guaranteed by the Company, the variable annuity and variable life insurance products represented in the separate accounts do include guaranteed minimum death benefits underwritten by the Company. At December 31, 2004 and 2003, general account reserves for policy benefits included $8 million and $11 million, respectively, that were attributable to these benefits.

     Premiums and other considerations received from variable life and variable annuity policyowners during the years ended December 31, 2004 and 2003 were $1.3 billion and $1.2 billion, respectively. These amounts are reported as premiums in the consolidated statement of operations. The subsequent transfer of these receipts to the separate accounts is reported in transfers to separate accounts in the consolidated statement of operations, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement with the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2004, 2003 and 2002:

                                                      For the year ended December 31,
                                                      -------------------------------
                                                          2004      2003      2002
                                                        -------   -------   -------
                                                               (in millions)
From Separate Account Annual Statement:
   Transfers to separate accounts                       $ 1,428   $ 1,224   $ 1,341
   Transfers from separate accounts                      (1,012)   (1,125)   (1,300)
                                                        -------   -------   -------
                                                            416        99        41
Reconciling adjustments:
   Investment management and administrative charges          --        73        65
   Mortality, breakage and taxes                              6       116       136
                                                        -------   -------   -------
      Net transfers to separate accounts                $   422   $   288   $   242
                                                        =======   =======   =======

8.   Employee and Representative Benefit Plans

     The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and field representatives ("Plans"). These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements. The Company contributed $38 million and $28 million to the qualified employee retirement plan during 2004 and 2003, respectively, and expects to contribute $37 million in 2005.

     In addition to defined pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, field representatives and eligible dependents. Substantially all employees and field representatives will become eligible for these benefits if they reach retirement age while working for the Company.

     Aggregate assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2004 and 2003, and changes in assets and obligations for the years then ended, were as follows:

                                              Defined Benefit Plans   Postretirement Benefit Plans
                                              ---------------------   ----------------------------
                                                  2004     2003                2004   2003
                                                 ------   ------               ----   ----
                                                                  (in millions)
Fair value of plan assets at January 1           $1,738   $1,420               $ 20   $ 17
Changes in plan assets:
   Actual return on plan assets                     208      323                  4      5
   Company contributions                             38       28                 --
   Actual plan benefits paid                        (34)     (33)                (2)    (2)
                                                 ------   ------               ----   ----
Fair value of plan assets at December 31         $1,950   $1,738               $ 22   $ 20
                                                 ======   ======               ====   ====

Projected benefit obligation at January 1        $1,729   $1,499               $166   $131
Changes in benefit obligation:
   Service cost of benefits earned                   70       64                 18     15
   Interest cost on projected obligations           111      103                 11     10
   Projected plan benefits paid                     (40)     (38)               (10)    (9)
   Experience losses                                171      101                 11     19
                                                 ------   ------               ----   ----
Projected benefit obligation at December 31      $2,041   $1,729               $196   $166
                                                 ======   ======               ====   ====

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. The investment objective of the Plan is to maximize long-term total rate of return, consistent with prudent investment risk management and in accordance with ERISA requirements. Investments are made for the sole interest of the beneficiaries of the Plan. While significant exposure to publicly traded equity securities is warranted by the long-term nature of expected benefit payments, diversification across asset classes is maintained to provide a risk/reward profile consistent with the objectives of the Plan beneficiaries. Diversified equity investments are subject to an aggregate maximum exposure of 75%, with holdings in any one corporate issuer not to exceed 3% of total assets. Asset mix is re-balanced regularly to maintain holdings within target asset allocation ranges. The measurement date for plan assets is December 31, with the fair value of plan assets based primarily on quoted market values.

     Plan assets by asset class at December 31, 2004 and December 31, 2003 were as follows:

                                          Defined Benefit Plans            Postretirement Benefit Plans
                                  ------------------------------------   -------------------------------
                                    2004    % of FV    2003    % of FV   2004   % of FV   2003   % of FV
                                  -------   -------   ------   -------   ----   -------   ----   -------
                                                               (in millions)
     Bonds                         $  856      44%    $  742      42%     $ 9      43%     $ 9      42%
     Preferred stock                    7       0%        12       1%      --       0%      --       0%
     Common stock                   1,058      54%       953      55%      13      57%      11      57%
     Private equities and other        29       2%        31       2%      --       0%      --       0%
                                   ------     ---     ------     ---      ---     ---      ---     ---
     Total assets                  $1,950     100%    $1,738     100%     $22     100%     $20     100%
                                   ======     ===     ======     ===      ===     ===      ===     ===

     The projected benefit obligation ("PBO") represents the actuarial net present value of future benefit obligations. For defined benefit plans, PBO includes assumptions as to future salary increases. This measure is consistent with the ongoing concern assumption and is mandated for measuring pension obligations. The accumulated benefit obligation ("ABO") is similar to the calculation of the PBO, but is based only on current salaries, with no assumption of future salary increases. The aggregate ABO for the defined benefit plans of the Company were $1.6 billion and $1.4 billion at December 31, 2004 and 2003, respectively.

     Projected benefit obligations included $37 million and $28 million for non-vested employees at December 31, 2004 and 2003, respectively.

     The following table summarizes assumptions used in estimating the projected benefit obligations at December 31, 2004, 2003 and 2002:

                                               Defined Benefit Plans   Postretirement Benefit Plans
                                               ---------------------   ----------------------------
                                                 2004   2003   2002         2004   2003   2002
                                                 ----   ----   ----         ----   ----   ----
     Discount rate                               6.0%   6.5%   7.0%         6.0%   6.5%   7.0%
     Long-term rate of return on plan assets     8.0%   8.0%   8.5%         8.0%   8.0%   8.5%
     Annual increase in compensation             4.5%   4.5%   5.0%         4.5%   4.5%   5.0%

     The long term rates of return on plan assets are estimated assuming an allocation of plan assets among asset classes consistent with December 31, 2004. Returns are estimated by asset class based on the current risk free interest rate environment plus a risk premium. The risk premium is based on historical returns and other factors such as expected reinvestment returns and asset manager performance.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The projected benefit obligation for postretirement benefits at December 31, 2004 and 2003 also assumed an annual increase in future retiree medical costs of 10%, grading down to 5% over 5 years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2004 by $22 million and net periodic postretirement benefit expense during 2004 by $4 million. A decrease in the assumed healthcare cost trend of 1% in each year would reduce the accumulated postretirement benefit obligation as of December 31, 2004 and net periodic postretirement benefit expense during 2004 by the same amounts.

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("the Act") was enacted. The Act introduces a prescription drug benefit under Medicare Part D beginning in 2006. Under the Act, employers who sponsor postretirement plans that provide prescription drug benefits that are actuarially equivalent to Medicare qualify to receive subsidy payments from the federal government. The Company has not determined whether the benefits under its existing postretirement plan are actuarially equivalent to the new Medicare benefit. As such, neither the projected benefit obligation nor the net periodic benefit cost for postretirement benefits reflects any amount associated with this Medicare subsidy.

     Following is an aggregate reconciliation of the funded status of the plans to the related financial statement liability reported by the Company at December 31, 2004 and 2003:

                                                   Defined Benefit Plans   Postretirement Benefit Plans
                                                   ---------------------   ----------------------------
                                                       2004     2003                 2004    2003
                                                      ------   ------               -----   -----
                                                                     (in millions)
     Fair value of plan assets at December 31         $1,950   $1,738               $  22   $  20
     Projected benefit obligation at December 31       2,041    1,729                 196     166
                                                      ------   ------               -----   -----
       Funded status                                     (91)       9                (174)   (146)
          Unrecognized net experience losses             450      368                  50      43
          Unrecognized initial net asset                (577)    (598)                 --      --
          Nonadmitted asset                             (114)     (76)                 --      --
                                                      ------   ------               -----   -----
     Net pension liability                            $ (332)  $ (297)              $(124)  $(103)
                                                      ======   ======               =====   =====

     Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or service costs have been more or less favorable than assumed. These differences accumulate without recognition in the Company's financial statements unless they exceed 10% of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit costs over the remaining average years of service until retirement of the plan participants, which is currently fourteen years for employee plans and twelve years for field representative plans.

     Unrecognized initial net assets represent the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of the statutory basis of accounting for pensions as of January 1, 2001. The Company has elected not to record an initial asset for this excess, electing instead to amortize this initial asset as a credit to net periodic benefit cost in a systematic manner until exhausted.

     Any net pension assets for funded plans are nonadmitted and are thereby excluded from reported assets and surplus in the consolidated statement of financial position.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The components of net periodic benefit costs for the years ended December 31, 2004, 2003 and 2002 were as follows:

                                                      Defined Benefit Plans   Postretirement Benefits
                                                      ---------------------   -----------------------
                                                       2004    2003    2002      2004   2003   2002
                                                      -----   -----   -----      ----   ----   ----
                                                                       (in millions)
     Components of net periodic benefit cost:
        Service cost of benefits earned               $  70   $  64   $  54      $18    $15    $11
        Interest cost on projected obligations          111     103      95       11     10      9
        Amortization of experience gains and losses      13      34       5        1      2      1
        Amortization of initial net asset               (21)    (46)    (13)       -      -      -
        Expected return on plan assets                 (138)   (113)   (136)      (1)    (1)    (2)
                                                      -----   -----   -----      ---    ---    ---
           Net periodic expense                       $  35   $  42   $   5      $29    $26    $19
                                                      =====   =====   =====      ===    ===    ===

     The expected benefit payments under the defined benefit plans and the postretirement plans are as follows:

                 Defined
                 Benefit   Postretirement
                  Plans     Benefit Plans
                 -------   --------------
                      (in millions)
     2005          $ 44         $ 10
     2006            48           11
     2007            52           12
     2008            56           14
     2009            61           15
     2010-2014      393           95
                   ----         ----
                   $654         $157
                   ====         ====

     The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for field representatives. For the years ended December 31, 2004, 2003 and 2002 the Company expensed total contributions to these plans of $24 million, $23 million and $22 million, respectively.

9.   Reinsurance

     The Company limits its exposure to life insurance death benefits by ceding insurance coverage to various reinsurers. The Company retains a maximum of $30 million of coverage per individual life and a maximum of $45 million of coverage per joint life. The Company also cedes a portion of its exposure to group disability benefits on a coinsurance basis and has an excess reinsurance contract for certain individual disability income policies issued prior to 1999 with retention limits varying based upon coverage type. The Company also participates in catastrophic risk sharing pools.

     Amounts shown in the consolidated financial statements are reported net of the impact of reinsurance. Reserves for policy benefits at December 31, 2004 and 2003 were reported net of ceded reserves of $1.2 billion and $1.0 billion, respectively.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2004, 2003 and 2002 was as follows:

                                                 For the year ended December 31,
                                                 -------------------------------
                                                     2004      2003      2002
                                                   -------   -------   -------
                                                          (in millions)

     Direct premium revenue                        $11,397   $10,959   $10,706
     Premiums ceded                                   (715)     (652)     (598)
                                                   -------   -------   -------
        Net premium revenue                        $10,682   $10,307   $10,108
                                                   =======   =======   =======
     Direct benefit expense                         11,568    11,110    10,770
     Benefits ceded                                   (478)     (483)     (440)
                                                   -------   -------   -------
        Net benefit expense                        $11,090   $10,627   $10,330
                                                   =======   =======   =======

     In addition, the Company reported $207 million, $184 million and $172 million for the years ended December 31, 2004, 2003 and 2002, respectively, in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business. These amounts are classified as other income in the consolidated statement of operations.

     Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition. There were no reinsurance recoverables at December 31, 2004 and 2003 that were considered by management to be uncollectible.

10.  Income Taxes

     The Company files a consolidated federal income tax return including the following entities:

     Northwestern Mutual Investment Services, LLC     Baird Holding Company
     Northwestern International Holdings, Inc.        Frank Russell Company
     NML Real Estate Holdings, LLC and subsidiaries   Bradford, Inc.
     NML Securities Holdings, LLC and subsidiaries    Network Planning Advisors, LLC
     Northwestern Investment Management Company, LLC  Mason Street Advisors, LLC
     Northwestern Securities Holdings, LLC            NML - CBO, LLC
     Northwestern Mutual Trust Company                JYD Assets, LLC
     Chateau, LLC                                     Health Invest, LLC

     The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. During 2004, the Company sold its majority interest in Baird Holding Company (see Note 13) and intends to consolidate Baird's taxable income for the portion of 2004 prior to the sale. Federal income tax returns for years through 2001 are closed as to further assessment of tax. The liability for income taxes payable in the financial statements includes a provision for additional taxes that may become due with respect to the open tax years.

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. The significant components of the net deferred tax asset at December 31, 2004 and 2003 were as follows:

                                              December 31,
                                            ---------------
                                             2004     2003    Change
                                            ------   ------   ------
                                             (in millions)
     Deferred tax assets:
        Policy acquisition costs            $  757   $  715   $  42
        Investment assets                      118      189     (71)
        Policy benefit liabilities           1,644    1,751    (107)
        Benefit plan obligations               284      252      32
        Guaranty fund assessments               10       12      (2)
        Nonadmitted assets                      61       54       7
        Other                                   37       58     (21)
                                            ------   ------   ------
           Gross deferred tax assets         2,911    3,031    (120)
                                            ------   ------   ------
     Deferred tax liabilities:
        Premium and other receivables          504      453      51
        Investment assets                    1,464    1,375      89
        Other                                    7        5       2
                                            ------   ------   ------
           Gross deferred tax liabilities    1,975    1,833     142
                                            ------   ------   ------
           Net deferred tax asset           $  936   $1,198   $(262)
                                            ======   ======   ======

     The statutory basis of accounting limits the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2004 and 2003, the Company's gross deferred tax assets did not exceed this limitation.

     Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

     The major components of current income tax expense (benefit) were as follows:

                                                 For the year ended December 31,
                                                 -------------------------------
                                                        2004   2003    2002
                                                       -----   ----   -----
                                                           (in millions)
        Income tax                                     $ (85)  $(65)  $  26
        Tax credits                                      (39)   (25)    (15)
        Equity tax                                        --     --    (453)
                                                       -----   ----   -----
           Total current tax expense (benefit)         $(124)  $(90)  $(442)
                                                       =====   ====   =====

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     The Company's taxable income can vary significantly from gain from operations before taxes due to temporary and permanent differences in revenue recognition and expense deduction between book and tax.

     The Company is subject to an "equity tax" that is assessed only on mutual life insurance companies. In March 2002, Congress passed legislation that suspended assessments of equity tax for tax years 2001 through 2003. As a result, the related liability was released as a current tax benefit during 2002. While the Company was subject to the equity tax in 2004, legislation was enacted in April 2004 that permanently repealed the equity tax effective January 1, 2005.

     The Company's effective tax rates were 12%, 13% and 299% for the years ended December 31, 2004, 2003 and 2002, respectively. The effective rate is not the statutory rate applied to the Company's taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the ratio between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal tax rate of 35% due primarily to differences between book and tax recognition of net investment income and realized capital gains and losses, prior year adjustments and the impact the of equity tax during 2002.

     Income taxes paid in the current and prior years of $1.3 billion are available at December 31, 2004 for recoupment in the event of future tax losses.

11.  Frank Russell Company Acquisition and Goodwill

     The Company acquired Frank Russell Company ("Russell") effective January 1, 1999. Russell, a global leader in multi-manager investment services, provides investment products and services in more than 35 countries. The initial purchase price of approximately $1.0 billion was funded with a combination of cash, senior notes issued by Russell and bank debt. The purchase agreement also called for additional contingent consideration to be paid to the former owners of Russell based upon the financial performance of Russell during the five year period ended December 31, 2003.

     The acquisition was accounted for using the statutory purchase method, whereby the excess of the acquisition price over the fair value of Russell net assets at the time of the acquisition was attributed to goodwill reported in the accounts of Russell. Further, the statutory purchase method required that the Company's cost basis of its investment in Russell be reduced, through a direct reduction of Company surplus, for the amount by which Russell goodwill exceeded 10% of the Company's surplus at the time of the acquisition.

     The Company applied for, and was granted, permission by the OCI for an alternative accounting treatment ("permitted practice"), whereby all Russell goodwill, including any subsequent additions to goodwill resulting from payment of contingent purchase consideration, be charged off as a direct reduction of Company surplus. This permitted practice differs from that required by the NAIC "Accounting Practices and Procedures Manual," which requires that any goodwill not in excess of 10% of the Company's surplus be amortized using a straight-line method over the period during which the acquiring entity benefits economically or ten years, whichever is shorter.

     At December 31, 2004, the Company had made cumulative direct reductions of its surplus for goodwill associated with the Russell acquisition of $981 million. These charge-offs exceeded the

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     Company's equity basis investment in Russell by $581 million, which is classified as a reduction of the Company's total investment in common stocks at that date.

     If the Company had not received permission for this alternative accounting treatment, Company surplus as reported in the statement of financial position would have been greater by $320 million, $358 million and $335 million at December 31, 2004, 2003 and 2002, respectively, and net income as reported in the statement of operations would have been lower by $61 million, $53 million and $52 million for the years then ended, respectively.

12.  Contingencies and Guarantees

     The Company has unconditionally guaranteed repayment of $350 million of senior notes and up to $50 million of bank borrowings owed by Russell.

     In the normal course of business, the Company has guaranteed certain obligations of other affiliates and made guarantees of operating leases or future minimum compensation payments on behalf of its field management. The maximum exposure under these guarantees totaled approximately $406 million at December 31, 2004. The Company believes that the likelihood is remote that payments will be required under these guarantees and therefore has not accrued a contingent liability in the consolidated statement of financial position. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.8 billion at December 31, 2004 and were extended at market interest rates and terms.

     The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may ultimately result from such actions would not have a material effect on the Company's financial position at December 31, 2004.

13.  Related Party Transactions

     On May 13, 2004 the Company sold its majority interest in Baird Holding Company ("Baird") to Baird management and employees. At the time of the sale, the Company owned approximately 51% of Baird common stock, with Baird management and employees owning the remainder. The Company realized a $30 million gain on the sale of its remaining interest in Baird, which is reported in realized capital gains in the consolidated statement of operations. The Company financed a substantial portion of the sales price through the purchase, at par, of $240 million of subordinated notes, with attached warrants, issued by Baird. Notes in the amount of $215 million remain outstanding at December 31, 2004 and are classified as bonds in the consolidated statement of financial position.

     During 2004, the Company refinanced a credit facility owed by Russell and provided additional capital through the purchase, at par, of $258 million of notes issued by Russell. Notes in the amount of $218 million remain outstanding at December 31, 2004 and are classified as bonds in the consolidated statement of financial position.

     During 2004, the Company transferred investments to a wholly-owned subsidiary as a capital contribution. The fair value of these securities was $222 million at the time of transfer. Realized capital gains of $2 million were recognized during 2004 upon the transfer of these assets.

     During 2003, the Company transferred investments to a majority-owned investment subsidiary as a capital contribution. The fair value of these securities was $219 million at the time of the

                  FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL


The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2004, 2003, and 2002
--------------------------------------------------------------------------------


     transfer. Realized capital losses of $7 million were recognized during 2003 upon the transfer of these assets.

14.  Fair Value of Financial Instruments

     The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2004 and 2003 were as follows:

                                              December 31, 2004     December 31, 2003
                                             -------------------   -------------------
                                             Statement     Fair    Statement     Fair
                                               Value      Value      Value      Value
                                             ---------   -------   ---------   -------
                                                           (in millions)
     Assets:
        Bonds                                 $60,930    $63,791    $55,571    $58,596
        Common and preferred stocks             7,414      9,312      6,577      8,488
        Mortgage loans                         17,240     18,674     16,426     18,086
        Real estate                             1,619      2,415      1,481      2,122
        Policy loans                            9,750     10,771      9,546      9,839
        Other investments                       5,774      6,491      4,851      5,373
        Cash and short-term investments         2,949      2,949      2,594      2,594

     Liabilities:
        Investment-type insurance reserves    $ 4,023    $ 3,824    $ 3,989    $ 3,759

     Fair value of bonds, common and preferred stocks and derivative financial instruments are based upon quoted market prices, when available. For those not actively traded fair value is estimated using independent pricing services or internally developed pricing models. See Note 11 regarding the statement value of the Company's investment in Russell. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is determined by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments include real estate joint ventures, which are valued by discounting estimated future cash flows using market interest rates, as well as other joint ventures and partnerships, for which the equity accounting basis approximates fair value.

     The fair value of investment-type insurance reserves is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                               PricewaterhouseCoopers LLP
                                               100 E. Wisconsin Ave., Suite 1500
                                               Milwaukee WI 53202
                                               Telephone (414) 212 1600

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2004 and 2003, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Oversight Board (United States of America). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States of America. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2004 and 2003, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2004 because of the effects of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2004 and 2003 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004, on the basis of accounting described in Note 1.

PricewaterhouseCoopers LLP

January 24, 2005

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) NML Variable Annuity Account C
          Included in the Statement of Additional Information are:
          Statement of Assets and Liabilities as of the end of the most recent fiscal year
          Statement of Operations for each of the two most recent fiscal years Statement of Changes in Equity for each of the two most recent fiscal years
          Financial Highlights for each of the four most recent fiscal years Notes to Financial Statements
          Report of Independent Registered Public Accounting Firm

          (2) The Northwestern Mutual Life Insurance Company


          Included in the Statement of Additional Information are:
          Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
          Consolidated Statement of Operations for each of the three most recent fiscal years
          Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
          Consolidated Statement of Cash Flows for each of the most recent three fiscal years
          Notes to Consolidated Statutory Financial Statements
          Report of Independent Registered Public Accounting Firm


     (b)  Exhibits

     Exhibit B(6)   Amendment to By-laws of The Northwestern Mutual Life
                    Insurance Company dated January 26, 2005

     Exhibit B(10)   Consent of PricewaterhouseCoopers LLP

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated February 28, 2003, and is incorporated herein by reference:

     Exhibit B(6)   Amendment to By-laws of The Northwestern Mutual Life
                    Insurance Company dated December 4, 2002

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 28, 2003, and is incorporated herein by reference:

     Exhibit (h)(2)   Form of Participation Agreement among Variable Insurance
                      Products Funds, Fidelity Distributors Corporation and The
                      Northwestern Mutual Life Insurance Company

     The following exhibits were filed in electronic format with Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated May 31, 2001 and are incorporated herein by reference:

     Exhibit B(4)(a)   Group Combination Annuity Contract, NVP.1C.(0594),
                       including Amended Application form (sex neutral)

     Exhibit B(5)   Amended Application form is included in Exhibit B(4)(a)
                    above

     The following exhibits were filed in electronic format with Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated April 25, 2000 and are incorporated herein by reference:

     Exhibit B(1)(a)   Resolution of the Board of Trustees of The Northwestern
                       Mutual Life Insurance Company creating the Account

     Exhibit B(1)(b)   Resolution of the Board of Trustees of The Northwestern
                       Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account "NML Variable Annuity Account C"

     The following exhibits were filed in electronic format with Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated February 25, 1999, and are incorporated herein by reference:

     Exhibit B(8)(a)   Form of Participation Agreement Among Russell Insurance
                       Funds, Russell Fund Distributors, Inc. and The
                       Northwestern Mutual Life Insurance Company

     Exhibit B(8)(b)   Form of Administrative Service Fee Agreement between The
                       Northwestern Mutual Life Insurance Company and Frank
                       Russell Company

     The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference:

     Exhibit A(6)(b)   Amended By-laws of The Northwestern Mutual Life Insurance
                       Company dated January 28, 1998

     The following exhibit was filed in electronic format with Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for NML Variable Annuity Account C, File No. 2-89905-01, CIK 0000790163, dated April 26, 1996, and is incorporated herein by reference:

     EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

     The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                       Business Address
----                       ----------------
Edward E. Barr             Sun Chemical Corporation
                           222 Bridge Plaza South
                           Fort Lee, NJ 07024

John M. Bremer             The Northwestern Mutual Life
                           Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

Peter W. Bruce             The Northwestern Mutual Life
                           Insurance Company
                           720 East Wisconsin Avenue
                           Milwaukee, WI 53202

Robert C. Buchanan         Fox Valley Corporation
                           100 West Lawrence Street
                           P.O. Box 727
                           Appleton, WI 54911

George A. Dickerman        68 Normandy Road
                           Longmeadow, MA 01106-1259

Connie K. Duckworth        ARZU
                           77 Stone Gate Lane
                           Lake Forest, IL 60045

Pierre S. du Pont          Richards, Layton & Finger
                           P.O. Box 551
                           1 Rodney Square
                           Wilmington, DE 19899

James D. Ericson           777 East Wisconsin Avenue
                           Suite 3010
                           Milwaukee, WI 53202

David A. Erne              Reinhart Boener Van Deuren sc
                           1000 North Water Street
                           Suite 2100
                           Milwaukee, WI 53202

J. E. Gallegos             Gallegos Law Firm
                           460 St. Michaels Drive
                           Building 300
                           Santa Fe, NM 87505

Stephen N. Graff           805 Lone Tree Road
                           Elm Grove, WI 53122-2014

Patricia Albjerg Graham    Graduate School of Education
                           Harvard University
                           420 Gutman
                           Cambridge, MA 02138

James P. Hackett           Steelcase Inc.
                           901 - 44th Street
                           Grand Rapids, MI 49508

Stephen F. Keller          101 South Las Palmas Avenue
                           Los Angeles, CA 90004

Barbara A. King            Landscape Structures, Inc.
                           Route 3
                           601-7th Street South
                           Delano, MN 55328

Margery Kraus              APCO Worldwide
                           1615 L Street, NW, Suite 900
                           Washington, DC 20036

J. Thomas Lewis            228 St. Charles Avenue
                           Suite 1024
                           New Orleans, LA 70130

Daniel F. McKeithan, Jr.   Tamarack Petroleum Company, Inc.
                           Suite 1920
                           777 East Wisconsin Avenue
                           Milwaukee, WI 53202

Ulice Payne, Jr.           Addison-Clifton, L.L.C.
                           Suite 245
                           13555 Bishop's Court
                           Brookfield, WI 53005

H. Mason Sizemore, Jr.     2054 N.W. Blue
                           Ridge Drive
                           Seattle, WA 98177

Sherwood H. Smith, Jr.     CP&L
                           421 Fayetteville Street Mall
                           P.O. Box 1551
                           Raleigh, NC 27602

Peter M. Sommerhauser   Godfrey & Kahn, S.C.
                        780 North Water Street
                        Milwaukee, WI 53202-3590

John E. Steuri          52 River Ridge Road
                        Little Rock, AR 72227-1518

John J. Stollenwerk     Allen-Edmonds Shoe Corporation
                        201 East Seven Hills Road
                        P.O. Box 998
                        Port Washington, WI 53074-0998

Barry L. Williams       Williams Pacific Ventures, Inc.
                        4 Embarcadero Center, Suite 3700
                        San Francisco, CA 94111

Kathryn D. Wriston      c/o Shearman & Sterling
                        599 Lexington Avenue, Room 1064
                        New York, NY 10022

Edward J. Zore          The Northwestern Mutual Life Insurance Company
                        720 East Wisconsin Avenue
                        Milwaukee, WI 53202
EXECUTIVE OFFICERS

Name                    Title
----                    -----
Edward J. Zore          President and Chief Executive Officer
John M. Bremer          Chief Operating Officer (Chief Compliance Officer)
Peter W. Bruce          Chief Insurance Officer
Deborah A. Beck         Executive Vice President (Planning and Technology)
William H. Beckley      Executive Vice President (Agencies)
Mason G. Ross           Executive Vice President and Chief Investment Officer
Mark G. Doll            Senior Vice President (Public Markets)
Richard L. Hall         Senior Vice President (Life Product)
William C. Koenig       Senior Vice President and Chief Actuary
Gregory C. Oberland     Senior Vice  President (Insurance Operations)
Barbara F. Piehler      Senior Vice  President  and Chief Information Officer
Gary A. Poliner         Senior Vice President & Chief Financial Officer
Marcia Rimai            Senior Vice  President (Marketing)
Charles D. Robinson     Senior Vice President (Investment Products and Services)
John E. Schlifske       Senior Vice President (Investment Products and Services
                           and Affiliates)
Leonard F. Stecklein    Senior Vice President (Investment Products Operations)
Frederic H. Sweet       Senior Vice President (Corporate and Government
                           Relations)
Robert J. Berdan        Vice President, General Counsel and Secretary
Michael G. Carter       Vice President (Policyowner Services)
Steven T. Catlett       Vice President (Investment Products)
David D. Clark          Vice President (Real Estate)
Gloster B. Current      Vice President (Corporate Planning)
Thomas E. Dyer          Vice President (Corporate Services)
Christine H. Fiasca     Vice President (Field System Administration)
John M. Grogan          Vice President (Field Services and Support)
John C. Kelly           Vice President and Controller

John L. Kordsmeier      Vice President (New Business)
Susan A. Lueger         Vice President (Human Resources)
Jeffrey J. Lueken       Vice President (Securities)
Jean M. Maier           Vice President (Compliance/Best Practices)
Meridee J. Maynard      Vice President (Disability Income and Long-Term Care)
Brenda F. Skelton       Vice President (Communications)
J. Edward Tippetts      Vice President (Field Development)
Martha M. Valerio       Vice President (Technology Research and Web Resources)
Michael L. Youngman     Vice President (Government Relations)

OTHER OFFICERS

Name                    Title
----                    -----
John Abbott             Director DI Special Invest Unit/Field Benefit Reps
Carl Amick              Director DI Product/Standards
Jason Anderson          Assistant Director Tax
Mark Backe              Asst. General Counsel & Asst. Secretary
Walter Barlow           Assistant Director Education
Rebekah Barsch          Director-Annuity Prod
Beth M. Berger          Asst. General Counsel & Asst. Secretary
Frederick W. Bessette   Asst. General Counsel & Asst. Secretary
Maryann Bialo           Assistant Director DI Benefit
Carrie Bleck            Director Policyowner Services
Melissa Bleidorn        Asst. General Counsel & Asst. Secretary
Sandra Botcher          Asst. General Counsel & Asst. Secretary
Anne Brower             Asst. General Counsel & Asst. Secretary
Michael S. Bula         Asst. General Counsel & Asst. Secretary
Gwen Canady             Director Corporate Reporting
Kurt Carbon             Director Life Lay Standards
Walt Chossek            Director-Finance
Tom Christianson        Director Advanced Business Services
Alan Close              Director Accounting Policy
James Coleman           Vice President Brand and Advertising
Barbara Courtney        Director Mutual Fund Accounting
Dennis Darland          Assistant Director DI Benefit
Mark Diestelmeier       Asst. General Counsel & Asst. Secretary
John E. Dunn            Asst. General Counsel & Asst. Secretary
James R. Eben           Asst. General Counsel & Asst. Secretary
Carol Flemma            Director-IPS Bus Development/Sales Support
Don Forecki             Director Investment Operations
James C. Frasher        Asst. General Counsel & Asst. Secretary
John Garofani           Asst. General Counsel & Asst. Secretary
Sheila Gavin            Asst. General Counsel & Asst. Secretary
Don Gehrke              Director-Inv Client Services
Tim Gerend              Asst. General Counsel & Asst. Secretary
Wally Givler            Vice President Investment Accounting
Kevin M. Gleason        Asst. General Counsel & Asst. Secretary
Bob Gleeson             Vice President & Medical Director
Jason Goetze            Assistant Director Long Term Care Compliance/Sales
C. Claibourne Greene    Asst. General Counsel & Asst. Secretary
Tom Guay                Vice President Underwriting Standards
Greg Gurlik             Director Long Term Care Product Development
Gary Hewitt             Vice President Treasury & Investment Operations

Name                    Title
----                    -----
Dick Hoffman            Vice President Audit
Diane Horn              Director NMIS Compliance
Elizabeth Idleman       Asst. General Counsel & Asst. Secretary
Todd Jones              Asst Director- IPS Finance
Mark Kaprelian          Asst. General Counsel & Asst. Secretary
David B. Kennedy        Asst. General Counsel & Asst. Secretary
Jim Kern                Director DI Underwriting
Don Kiefer              Vice President Actuary
James Koelbl            Asst. General Counsel & Asst. Secretary
Abim Kolawole           Asst. General Counsel & Asst. Secretary
Robert Kowalsky         Vice President & Chief Architect
Carol L. Kracht         Vice President, Deputy General Counsel & Investment
                           Counsel
Pat Krueger             Director Annuity Customer Service
Todd Kuzminski          Assistant Director Investment Accounting
Dean Landry             Assistant Director Investment Accounting
Donna Lemanczyk         Director-Investment Closing
Elizabeth Lentini       Asst. General Counsel & Asst. Secretary
Sally J. Lewis          Asst. General Counsel & Asst. Secretary
James Lodermeier        Senior Actuary
George R. Loxton        Asst. General Counsel & Asst. Secretary
Dean Mabie              Asst. General Counsel & Asst. Secretary
Jon Magalska            Actuary
Raymond J. Manista      Vice President & Litigation Counsel
Steve Mannebach         Director Field Management Development
Jeff Marks              Director Special Projects
Steve Martinie          Asst. General Counsel & Asst. Secretary
Ted Matchulat           Director Product Compliance
Allan McDonnell         Director-Order Entry Desk
James L. McFarland      Asst. General Counsel & Asst. Secretary
Patrick McKeown         Investment Research Consultant
Larry S. Meihsner       Asst. General Counsel & Asst. Secretary
Bob Meilander           Vice President Corporate Actuary
Christopher Menting     Asst. General Counsel & Asst. Secretary
Richard E. Meyers       Asst. General Counsel & Asst. Secretary
Joanne Migliaccio       Director Field Services and Support
Michael Mihm            Asst Director-IPS Field Consulting
Lynn Milewski           Director Annuity New Business Compliance
Daniel Moakley          Asst. General Counsel & Asst. Secretary
Jill Mocarski           Medical Director
Karen Molloy            Director Banking & Cash Management
Diane Moro-Goane        Director Marketing Materials Review
Scott J. Morris         Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy      Asst. General Counsel & Asst. Secretary
David K. Nelson         Asst. General Counsel & Asst. Secretary
Tim Nelson              Director Market Conduct
Mary S. Nelson          Asst. General Counsel & Asst. Secretary
Jeffrey Niehaus         Director- Business Retirement Markets
Kathleen Oman           Director-IPS Systems
Timothy Otto            Asst. General Counsel & Asst. Secretary
Art Panighetti          Vice President Tax
Randy M. Pavlick        Asst. General Counsel & Asst. Secretary

Name                    Title
----                    -----
David W. Perez          Asst. General Counsel & Asst. Secretary
Judith L. Perkins       Asst. General Counsel & Asst. Secretary
Pete Peterson           Director Long Term Care Administration
William C. Pickering    Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler     Asst. General Counsel & Asst. Secretary
Randy Powell            Medical Director
Thomas Rabenn           Asst. General Counsel & Asst. Secretary
Dave Remstad            Vice President Life Product
Tom Richards            Vice President Agency Development
Dick Richter            Vice President System Administration
Dan Riedl               President & CEO, Northwestern Mutual Investment
                           Services, LLC
Kathleen M. Rivera      Vice President, Deputy General Counsel, Products &
                           Distribution
Beth Rodenhuis          Director of Planning and Projects
Tammy Roou              Asst. General Counsel & Asst. Secretary
Linda Schaefer          Director Policyowner Services
Cal Schattschneider     Director of Strategic Analysis
Thomas F. Scheer        Asst. General Counsel & Asst. Secretary
Jane Ann Schiltz        Vice President Estate Market
Kathleen H. Schluter    Vice President & Tax Counsel
Sue Schmeidel           Director Field Development
Calvin Schmidt          Vice President Information Systems
Rodd Schneider          Asst. General Counsel & Asst. Secretary
Catherine L. Shaw       Asst. General Counsel & Asst. Secretary
David Silber            Asst. General Counsel & Asst. Secretary
Stephen M. Silverman    Asst. General Counsel & Asst. Secretary
Dave Simbro             Vice President Long Term Care
Warren Smith            Assistant Director-Architecture
Diane Smith             Assistant Director Policyowner Services
Mark W. Smith           Associate General Counsel & Asst. Secretary
Richard Snyder          Director-Mutual Fund Prod
Steve Sperka            Director DI Benefits
Karen Stevens           Asst. General Counsel & Asst. Secretary
Steve Stone             Director IS Finance
Cheryl Svehlek          Assistant Director DI Underwriting Large Case
Rachel Taknint          Vice President, Department Planning and Operations &
                           Associate General Counsel
Paul Tews               Director Investment Planning
Kellen Thiel            Director-Managed Products
Donald G. Tyler         Vice President-IPS Sales
Mary Beth Van Groll     Vice President Information Systems
Natalie Versnik         Assistant Director SIU
Andy Ware               Vice President Actuary
Joel Weiner             Medical Director
Rachel Weitzer          Asst Director-Products & Sales Service Support
Catherine A. Wilbert    Asst. General Counsel & Asst. Secretary
Don Wilkinson           Vice President Agency Administration
Jeff Williams           Director Corporate Risk Management
Anne Wills              Director-Separate Accounts Operation Compliance
John Wilson             Director Long Term Care Sales Support
Penny Woodcock          Assistant Director DI Quality Assurance
Robert Wright           Director-Russell Strategic Support

Name                    Title
----                    -----
Catherine M. Young      Asst. General Counsel & Asst. Secretary
Rick Zehner             Vice President Life Product
Patti Zimmermann        Director Investment Technology & Development
Philip Zwieg            Vice President Information Systems
Bob Zysk                Director Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

     The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of January 31, 2005, are set forth on pages C-10 through C-12. In addition to the subsidiaries set forth on pages C-10 through C-12, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

     1.   NML Variable Annuity Account A
     2.   NML Variable Annuity Account B
     3.   NML Variable Annuity Account C
     4.   Northwestern Mutual Variable Life Account

     Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the "Funds") shown on page C-10 as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                   NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of January 31, 2005)

                                                               Jurisdiction of
The Northwestern Mutual Life Insurance Company                  Incorporation
----------------------------------------------              --------------------
Bradford, Inc. - 100% ..................................................Delaware
Chateau, LLC - 100% ....................................................Delaware
Frank Russell Company - 85.48% .......................................Washington
Frank Russell Investment Management Company - 85.48% .................Washington
Health Invest, LLC - 100% ..............................................Delaware
JYD Assets, LLC - 100% .................................................Delaware
Jersey Par, LLC - 100% .................................................Delaware
Mason Street Advisors, LLC - 100% ......................................Delaware
Mason Street Funds, Inc. (and its 11 funds) - 70%/2/ ...................Maryland
Network Planning Advisors, L.L.C. - 100% ..............................Wisconsin
NM-Exchange, LLC - 100% ................................................Delaware
NM Harrisburg, Inc. - 100% .........................................Pennsylvania
NMIS Alabama Agency, LLC - 100% .........................................Alabama
NMIS Georgia Agency, LLC - 100% .........................................Georgia
NMIS Massachusetts Insurance Agency, LLC - 100% ...................Massachusetts
NML Buffalo Agency, Inc. - 100% ........................................New York
NML - CBO, LLC - 100% ..................................................Delaware
NML/Mid Atlantic, Inc. - 100% ........................................New Jersey
NML/Tallahassee, Inc. - 100% ............................................Florida
Northwestern Foreign Holdings B.V. - 100% ...........................Netherlands
Northwestern International Holdings, Inc. - 100% .......................Delaware
Northwestern Investment Management Company, LLC - 100% .................Delaware
Northwestern Long Term Care Insurance Company - 100% ...................Illinois
Northwestern Mutual Investment Services, LLC - 100% ...................Wisconsin
Northwestern Mutual Las Vegas, Inc. - 100% ...............................Nevada
Northwestern Mutual Series Fund, Inc.
   (and its 18 portfolios) - 100%/3/ ...................................Maryland
Northwestern Mutual Trust Company - 100% ...................Federal Savings Bank
Northwestern Reinsurance Holdings N.V. - 100% .......................Netherlands
Northwestern Securities Holdings, LLC - 100% ...........................Delaware
NVOP, Inc. - 100% ......................................................Delaware
Russell Investment Funds (and its 5 funds) -  85.48% ..............Massachusetts
Saskatoon Centre, Limited - 100% (inactive) .....................Ontario, Canada

                                                               Jurisdiction of
NML Securities Holdings, LLC - 100%                             Incorporation
------------------------------------                        --------------------
Alexandra International Sales, Inc. - 100% .......................Virgin Islands
Baraboo, Inc. - 100% ...................................................Delaware
Brendan International Sales, Inc. - 100% .........................Virgin Islands
Brian International Sales, Inc. - 100% ...........................Virgin Islands
Carlisle Ventures, Inc. - 100% .........................................Delaware
Chateau, Inc. - 100% ...................................................Delaware
Chateau I, LP - 100% ...................................................Delaware
Coral, Inc. - 100% .....................................................Delaware
Elderwood International Sales, Inc. - 100% .......................Virgin Islands
Elizabeth International Sales, Inc. - 100% .......................Virgin Islands
Hazel, Inc. - 100% .....................................................Delaware
Higgins, Inc. - 100% ...................................................Delaware
Highbrook International Sales, Inc. - 100% .......................Virgin Islands
Hobby, Inc. - 100% .....................................................Delaware
Jack International Sales, Inc. - 100% ............................Virgin Islands
Justin International FSC, Inc. - 100% ............................Virgin Islands
KerryAnne International Sales, Inc. - 100% .......................Virgin Islands
Klode, Inc. - 100% .....................................................Delaware
Kristiana International Sales, Inc. - 100% .......................Virgin Islands
Lake Bluff, Inc. - 100% (inactive) .....................................Delaware
Lydell, Inc. - 100% ....................................................Delaware
Mallon International Sales, Inc. - 100% ..........................Virgin Islands
Maroon, Inc. - 100% ....................................................Delaware
Mason & Marshall, Inc. - 100% ..........................................Delaware
Nicolet, Inc. - 100% ...................................................Delaware
NML Development Corporation - 100% .....................................Delaware
North Van Buren, Inc. - 100% ...........................................Delaware
Northwestern Ellis Company - 100% ..........................Novia Scotia, Canada
Northwestern Mutual Life
   International, Inc. - 100% ..........................................Delaware
Northwestern  Securities Partnership Holdings, LLC - 100% ..............Delaware
NR2004-1, LLC - 100% ...................................................Delaware
NW Pipeline, Inc. - 100% ..................................................Texas
Painted Rock Development Corporation - 100% .............................Arizona
Park Forest Northeast, Inc. - 100% .....................................Delaware
Regina International Sales, Inc. - 100% ..........................Virgin Islands
Sean International Sales, Inc. - 100% ............................Virgin Islands
Stadium and Arena Management, Inc. - 100% ..............................Delaware
Travers International Sales, Inc. - 100% .........................Virgin Islands
Tupelo, Inc. - 100% ....................................................Delaware
White Oaks, Inc. - 100% ................................................Delaware

                                                                 Jurisdiction of
NML Real Estate Holdings, LLC - 100%                              Incorporation
------------------------------------                             ---------------
Amber, LLC - 100% ...................................................Delaware
Bayridge, LLC - 100% ................................................Delaware
Burgundy, LLC - 100% ................................................Delaware
Cass Corporation - 100% .............................................Delaware
Diversey, Inc. - 100% ...............................................Delaware
Elizabeth Lakes Associates - 100% (inactive) ........................Michigan
Green Room Properties, LLC - 100% ...................................Delaware
INV Corp. - 100% ....................................................Delaware
Larkin, Inc. - 100% .................................................Delaware
Logan, Inc. - 100% ..................................................Delaware
Mitchell, Inc. - 100% ...............................................Delaware
New Arcade, LLC - 100% .............................................Wisconsin
Northwestern Real Estate Partnership Holdings, LLC - 100% ...........Delaware
Olive, Inc. - 100% ..................................................Delaware
RE Corporation - 100% ...............................................Delaware
Rocket Sports, Inc. - 100% .............................................Texas
Russet, Inc. - 100% .................................................Delaware
St. James Apartments, LLC - 100% ....................................Delaware
Solar Resources, Inc. - 100% .......................................Wisconsin
Summerhill Management, LLC - 100% ...................................Delaware
Summerhill Property, LLC - 100% .....................................Delaware
Summit Mall, LLC - 100% .............................................Delaware

/(1)/ Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2004, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.
/(2)/ Aggressive Growth Stock, Asset Allocation, Growth Stock, High Yield Bond,
     Index 400 Stock, Index 500 Stock, International Equity, Large Cap Core Stock, Municipal Bond, Select Bond, Small Cap Growth Stock.
/(3)/ Aggressive Growth Stock, Alliance Bernstein Mid Cap Value, Asset
     Allocation, Balanced, Capital Guardian Domestic Equity, Franklin Templeton International Equity, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Growth Stock, Janus Capital Appreciation, Large Cap Core Stock, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, T. Rowe Price Equity Income.

Item 27. Number of Contract Owners

     As of January 31, 2005, the number of contract owners of NML Variable Annuity Account C was 261. All contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

     That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed herein as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Item 29. Principal Underwriters

     (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition, NMIS is the principal underwriter for Mason StreetFunds, Inc., a management investment company registered as such under the Investment Company Act of 1940.

     (b) The directors and officers of NMIS are as follows:

Name                        Position
----                        --------
Rebekah B. Barsch           Director, Annuities
William H. Beckley          Director
Mark S. Bishop              Director, Field Supervision
Robert A. Brooks            Sales Desk Manager
Steven T. Catlett           Vice President, Investment Products
Walter J. Chossek           Treasurer
Eric P. Christophersen      Vice President and Chief Compliance Officer
David J. Dorshorst          Director, Field Services and Support
Christina H. Fiasca         Director
Carol J. Flemma             Director, Business Development
John Ford                   Regional Vice President
Stephen J. Frankl           Director, Field Training and Development
Don P. Gehrke               Director, Retail Investment Operations
Mark J. Gmach               Regional Vice President, Field Supervision
John M. Grogan              Vice President, Field Services and Support
Richard L. Hall             Senior Vice President, Life Product
Diane B. Horn               Director, NMIS Compliance
Robert J. Johnson           Director, Field Compliance and Review
Mark A. Kaprelian           Secretary
John C. (Chris) Kelly       Assistant Treasurer
John L. Kordsmeier          Vice President, Variable Life Sales
Patricia A. Krueger         Director, Annuity Operations
Kurt W. Lofgren             Director, NMIS Policy and Development
Mac McAuliffe               Regional Vice President
Jean M. Maier               Senior Vice President, Compliance/Best Practices
Allan J. McDonell           Director, Retail Investment Services

Joanne M. Migliaccio        Director, Field Services and Support
Lynn A. Milewski            Director, Annuity Operations
Jennifer Murphy             Assistant Secretary
John E. Muth                Director, Marketing Materials Review
Jeffrey J. Niehaus          Director, Business Retirement Markets
Gregory C. Oberland         Senior Vice President, Insurance Operations
Jennifer O'Leary            Assistant Treasurer
Daniel J. O'Meara           Regional Vice President, Field Supervision
Chris E. Peterson           Regional Vice President
Richard R. Richter          Regional Vice President, Field Management
Daniel A. Riedl             Director; President and CEO
Charles D. Robinson         Director
Robin E. Rogers             Assistant Director, Field Services and Support
John E. Schlifske           Director
Richard P. Snyder           Director, Mutual Funds
Leonard F. Stecklein        Senior Vice President, Investment Product Operations
Kellen A. Thiel             Director, Managed Products
J. Edward Tippetts          Vice President, Field Development
Donald G. Tyler             Vice President, Investment Product Sales
Thomas A. Waisnor           Regional Vice President
Donald R. Wilkinson         Vice President, Field Management
Brian D. Wilson             Regional Vice President
Robert E. Zysk              Assistant Treasurer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

     (c) During 2004 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $72,137 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30. Location of Accounts and Records

     All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

     There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

     (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account C, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 25th day of February, 2005.

                                             NML VARIABLE ANNUITY ACCOUNT C
                                             (Registrant)

                                             By THE NORTHWESTERN MUTUAL LIFE
                                                 INSURANCE COMPANY
                                                 (Depositor)


Attest: /s/ ROBERT J. BERDAN                 By: /s/ EDWARD J. ZORE
        ---------------------------------        -------------------------------
        Robert J. Berdan, Vice President,        Edward J. Zore, President
        General Counsel and Secretary            and Chief Executive Officer

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 25th day of February, 2005.

                                             THE NORTHWESTERN MUTUAL LIFE
                                             INSURANCE COMPANY
                                             (Depositor)


Attest: /s/ ROBERT J. BERDAN                 By: /s/ EDWARD J. ZORE
        ---------------------------------        -------------------------------
        Robert J. Berdan, Vice President,        Edward J. Zore, President
        General Counsel and Secretary            and Chief Executive Officer

     As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature                                 Title
---------                                 -----


/s/ EDWARD J. ZORE                        Trustee, President and
---------------------------------------   Principal Executive
Edward J. Zore                            Officer
                                                                       Each of the signatures
                                                                       is affixed as of
/s/ GARY A. POLINER                       Senior Vice President and    February 25, 2005
---------------------------------------   Principal Financial
Gary A. Poliner                           Officer


/s/ JOHN C. KELLY                         Vice President, Controller
---------------------------------------   and Principal Accounting
John C. Kelly                             Officer



/s/ J. THOMAS LEWIS*                      Trustee
---------------------------------------
J. Thomas Lewis


/s/ PATRICIA ALBJERG GRAHAM*              Trustee
---------------------------------------
Patricia Albjerg Graham


/s/ STEPHEN F. KELLER*                    Trustee
---------------------------------------
Stephen F. Keller


/s/ PIERRE S. du PONT*                    Trustee
---------------------------------------
Pierre S. du Pont


/s/ J. E. GALLEGOS*                       Trustee
---------------------------------------
J. E. Gallegos


/s/ KATHRYN D. WRISTON*                   Trustee
---------------------------------------
Kathryn D. Wriston


/s/ BARRY L. WILLIAMS*                    Trustee                      Each of the signatures
---------------------------------------                                is affixed as of
Barry L. Williams                                                      February 25, 2005


/s/ DANIEL F. MCKEITHAN, JR.*             Trustee
---------------------------------------
Daniel F. McKeithan, Jr.


/s/ JAMES D. ERICSON*                     Trustee
---------------------------------------
James D. Ericson


/s/ EDWARD E. BARR*                       Trustee
---------------------------------------
Edward E. Barr


/s/ ROBERT C. BUCHANAN*                   Trustee
---------------------------------------
Robert C. Buchanan


/s/ SHERWOOD H. SMITH, JR.*               Trustee
---------------------------------------
Sherwood H. Smith, Jr.


/s/ H. MASON SIZEMORE, JR.*               Trustee
---------------------------------------
H. Mason Sizemore, Jr.


/s/ JOHN J. STOLLENWERK*                  Trustee
---------------------------------------
John J. Stollenwerk



/s/ GEORGE A. DICKERMAN*                  Trustee
---------------------------------------
George A. Dickerman


/s/ JOHN E. STEURI*                       Trustee
---------------------------------------
John E. Steuri


/s/ STEPHEN N. GRAFF*                     Trustee
---------------------------------------
Stephen N. Graff


/s/ BARBARA A. KING*                      Trustee
---------------------------------------
Barbara A. King


/s/ PETER M. SOMMERHAUSER*                Trustee                      Each of the signatures
---------------------------------------                                is affixed as of
Peter M. Sommerhauser                                                  February 25, 2005


/s/ JAMES P. HACKETT*                     Trustee
---------------------------------------
James P. Hackett


/s/ JOHN M. BREMER*                       Trustee
---------------------------------------
John M. Bremer


/s/ PETER W. BRUCE*                       Trustee
---------------------------------------
Peter W. Bruce


/s/ DAVID A. ERNE*                        Trustee
---------------------------------------
David A. Erne


/s/ MARGERY KRAUS*                        Trustee
---------------------------------------
Margery Kraus


                                          Trustee
---------------------------------------
Connie K. Duckworth


                                          Trustee
---------------------------------------
Ulice Payne, Jr.


*By: /s/ EDWARD J. ZORE
     ----------------------------------
     Edward J. Zore, Attorney in fact,
     pursuant to the Power of Attorney
     attached hereto

                                POWER OF ATTORNEY

     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint Edward J. Zore and John M. Bremer, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2004 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 28th day of July, 2004.


                                        /s/ EDWARD E. BARR               Trustee
                                        ------------------------------
                                        Edward E. Barr


                                        /s/ JOHN M. BREMER               Trustee
                                        ------------------------------
                                        John M. Bremer


                                        /s/ PETER W. BRUCE               Trustee
                                        ------------------------------
                                        Peter W. Bruce


                                        /s/ ROBERT C. BUCHANAN           Trustee
                                        ------------------------------
                                        Robert C. Buchanan


                                        /s/ GEORGE A. DICKERMAN          Trustee
                                        ------------------------------
                                        George A. Dickerman


                                        /s/ PIERRE S. du PONT            Trustee
                                        ------------------------------
                                        Pierre S. du Pont

                                        /s/ JAMES D. ERICSON             Trustee
                                        ------------------------------
                                        James D. Ericson


                                        /s/ DAVID A. ERNE                Trustee
                                        ------------------------------
                                        David A. Erne


                                        /s/ J. E. GALLEGOS               Trustee
                                        ------------------------------
                                        J. E. Gallegos


                                        /s/ STEPHEN N. GRAFF             Trustee
                                        ------------------------------
                                        Stephen N. Graff


                                        /s/ PATRICIA ALBJERG GRAHAM      Trustee
                                        ------------------------------
                                        Patricia Albjerg Graham


                                        /s/ JAMES P. HACKETT             Trustee
                                        ------------------------------
                                        James P. Hackett


                                        /s/ STEPHEN F. KELLER            Trustee
                                        ------------------------------
                                        Stephen F. Keller


                                        /s/ BARBARA A. KING              Trustee
                                        ------------------------------
                                        Barbara A. King


                                        /s/ MARGERY KRAUS                Trustee
                                        ------------------------------
                                        Margery Kraus


                                        /s/ J. THOMAS LEWIS              Trustee
                                        ------------------------------
                                        J. Thomas Lewis


                                        /s/ DANIEL F. McKEITHAN, JR.     Trustee
                                        ------------------------------
                                        Daniel F. McKeithan, Jr.

                                        /s/ H. MASON SIZEMORE, JR.       Trustee
                                        ------------------------------
                                        H. Mason Sizemore, Jr.


                                        /s/ SHERWOOD H. SMITH, JR.       Trustee
                                        ------------------------------
                                        Sherwood H. Smith, Jr.


                                        /s/ PETER M. SOMMERHAUSER        Trustee
                                        ------------------------------
                                        Peter M. Sommerhauser


                                        /s/ JOHN E. STEURI               Trustee
                                        ------------------------------
                                        John E. Steuri


                                        /s/ JOHN J. STOLLENWERK          Trustee
                                        ------------------------------
                                        John J. Stollenwerk


                                        /s/ BARRY L. WILLIAMS            Trustee
                                        ------------------------------
                                        Barry L. Williams


                                        /s/ KATHRYN D. WRISTON           Trustee
                                        ------------------------------
                                        Kathryn D. Wriston


                                        /s/ EDWARD J. ZORE               Trustee
                                        ------------------------------
                                        Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 26 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT C

Exhibit Number                             Exhibit Name
--------------                             ------------
Exhibit B(6)     Amendment to By-laws of The Northwestern Mutual Life Insurance
                 Company dated January 26, 2005

Exhibit B(10)    Consent of PricewaterhouseCoopers LLP